UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2014

Item 1.  Report to Stockholders.

[Calvert Social Investment Fund Semi-Annual Report to Shareholders]

and

[Calvert Asset Allocation Funds Semi-Annual Report to Shareholders]

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After a “risk-on” year in 2013, the first quarter of 2014 proved to be a more challenging environment for equities. Concerns about economic growth in emerging markets, geopolitical turmoil in the Ukraine, and somewhat softer macroeconomic data in the United States injected more risk aversion into the markets. At the same time, profit-taking and tempered expectations for a repeat performance of stellar 2013 returns likely drove down investor risk tolerance in the first quarter.

Despite investors taking a more cautious approach toward equities at the start of 2014, the exceptionally strong performance of the equity markets, particularly U.S. equities, in the fourth quarter of 2013 allowed all major global equity indices to finish the six-month reporting period in positive territory. For the six months ended March 31, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 12.51%, 12.48%, 9.94%, 6.56%, and 1.49%, respectively.

From an investment-style perspective, small-cap stocks underperformed their large-cap counterparts, while value stocks outperformed growth stocks. The rotation from expensive growth stocks to more bargain-priced value stocks, if it continues, could suggest a more favorable outlook for

A Look at the Environmental, Social, and Governance Analytical Framework

In recent years, U.S. consumers, investors, and companies themselves have become increasingly aware of how environmental, social, and governance (ESG) matters impact the corporate bottom line, the economy, and quality of life. At Calvert, we continue to look for ways to add value to many of our equity portfolios by integrating critical ESG factors into our research process on a company-by-company basis. We work extensively with our in-house sustainability research department to develop quantitative ESG methods and measures, compiled from multiple externally- and internally-generated data sources. We use these inputs in conjunction with fundamental research on company valuations and investment theses.

This integrated approach has yielded multiple opportunities to add value to the investment process, either by identifying long-term investment potential or by uncovering hidden risks. Calvert also continues to advocate for improved corporate policies in the areas of climate change, financial market reform, corporate governance, revenue transparency, and sustainability reporting, among others. Taken together, these efforts are helping to enhance the market’s focus on and understanding of relevant ESG issues.

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CALVERT BALANCED
PORTFOLIO
MARCH 31, 2014

TEN LARGEST	% OF TOTAL
STOCK HOLDINGS	ASSETS
Apple, Inc.	3.2%
FedEx Corp.	2.0%
Johnson & Johnson	1.9%
Wells Fargo & Co.	1.9%
Amgen, Inc.	1.8%
Medtronic, Inc.	1.6%
Capital One Financial Corp.	1.6%
DIRECTV	1.6%
Target Corp.	1.6%
Cisco Systems, Inc.	1.5%
Total	18.7%

CALVERT BALANCED
PORTFOLIO
MARCH 31, 2014

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/14	3/31/14
Class A	6.69%	13.08%
Class B	6.09%	11.81%
Class C	6.27%	12.21%
Class I	6.94%	13.68%
Class Y	6.77%	13.23%
Russell 1000
Index	12.48%	22.41%
Balanced
Composite
Benchmark**	9.05%	13.57%
Lipper Mixed-
Asset Target
Allocation
Growth Funds
Average	7.96%	13.76%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

** Balanced Composite Benchmark: 60% Russell 1000 Index and 40% Barclays U.S. Credit Index.

higher-quality stocks. Looking at sector performance, Health Care, Information Technology, and Materials were the top-performing sectors within the Russell 1000 Index, while the Telecommunications, Consumer Discretionary, and Consumer Staples sectors lagged.

U.S. Economic Recovery Moves Forward, Despite Fed Tapering Talk

Positive fourth-quarter results in the equity markets were driven by several factors, centering on continued U.S. economic recovery and growing investor confidence, thus creating an environment conducive to earnings expansion. These factors explain, in part, why U.S. equities shone so strongly compared with foreign developed and emerging markets. Extreme weather likely held back economic growth in much of the U.S. during the period, but markets found support as investors gained comfort in the view that weaker economic data was more a by-product of inclement weather, rather than reflecting a broader economic slowdown.

The Fed’s decision to begin tapering its quantitative easing (QE) programs in January divided analysts on whether rising interest rates would dampen the economic recovery and create downward pressure on stocks, or whether they would instill confidence that the Fed is being responsible and attract more investors. On the whole, the resiliency and low volatility of interest rates in the wake of Fed tapering was a positive sign, indicating

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CALVERT BALANCED
PORTFOLIO
MARCH 31, 2014

% OF TOTAL
ASSET ALLOCATION	INVESTMENTS
Equity Investments	59%
Bonds	41%
Total	100%

CALVERT BALANCED
PORTFOLIO
MARCH 31, 2014

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	7.71%
Five year	13.07%
Ten year	4.65%
CLASS B SHARES	(WITH MAX. LOAD)
One year	6.81%
Five year	12.86%
Ten year	4.10%
CLASS C SHARES	(WITH MAX. LOAD)
One year	11.21%
Five year	13.22%
Ten year	4.24%
CLASS I SHARES*
One year	13.68%
Five year	14.76%
Ten year	5.66%
CLASS Y SHARES**
One year	13.23%
Five year	14.21%
Ten year	5.18%

* Note Regarding Class I Shares Total Returns: There were times during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period June 30, 2003 through December 27, 2004.

** Calvert Balanced Portfolio first offered Class Y shares on April 30, 2013. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

that—at least for a while—tapering need not produce the kind of jump in interest rates many analysts had feared.

Consumers Play a Key Role in Recovery

Although market analysts have focused largely on what is happening at the Federal Reserve, we believe an important driver of economic activity in the United States, and of Fed policy by extension, is the continued improvement in the health of the consumer balance sheet. This gives consumers better access to consumer loans and mortgages, supporting the continued recovery of the housing and automotive industries, among others. At the same time, initial jobless claims maintained their downward trend throughout the period. Continued improvements in the labor market should support consumer spending and the U.S. housing sector—keys to the success of the U.S. economic recovery.

An Anemic Europe and Sluggish China Worry Investors

A global backdrop of lower-than-target inflation persisted throughout the period, despite continued aggressive easing actions by the world’s largest central banks. There are several drivers contributing to low inflation we believe are likely to persist in the near-term. For example, anemic economic activity in Europe continued to highlight the threat of deflation, as inflation in the eurozone dipped below 1% during the period.

6 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75% and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.20%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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CALVERT BOND
PORTFOLIO
MARCH 31, 2014

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Corporate	71.2%
Financial Institutions	26.8%
Industrial	41.8%
Utility	2.6%
Government Related	4.5%
Agency	0.8%
Local Authority	2.9%
Supranational	0.8%
High Social Impact
Investments	0.4%
Municipal	2.4%
Education	0.5%
Government Public Service	0.6%
Health Care	0.2%
Transportation	0.5%
Utility	0.6%
Securitized	14.0%
Asset-Backed Securities	6.8%
Commercial Mortgage-
Backed Securities	6.2%
Covered	1.0%
Short-Term Investments	1.7%
Treasury	5.8%
Total	100%

CALVERT BOND
PORTFOLIO
MARCH 31, 2014

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/14	3/31/14
Class A	2.57%	-0.39%
Class B	2.00%	-1.44%
Class C	2.10%	-1.21%
Class I	2.87%	0.19%
Class Y	2.70%	-0.09%

Barclays U.S.
Credit Index	3.86%	1.01%

Lipper A Rated
Corporate Debt
Funds Average	3.55%	0.79%

	30 DAYS ENDED
SEC YIELD	3/31/14	9/30/13
Class A	2.12%	2.19%
Class B	1.10%	1.17%
Class C	1.41%	1.49%
Class I	2.80%	2.88%
Class Y	2.46%	2.59%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charge.

While European Central Bank (ECB) President Mario Draghi indicated a willingness to intervene if further downside risks to price stability materialize, there appear to be few catalysts capable of driving an increase in demand-side inflation since the euro area’s economic recovery has remained tepid.

Worries about a hard landing in China returned to the forefront of investor concerns as the China HSBC Manufacturing PMI (Purchasing Managers’ Index) steadily declined throughout the period into contraction territory. Meanwhile, political upheaval in the Ukraine, which culminated with Russian forces occupying the Crimea region, injected further risk aversion into investor sentiment. The situation continued to negatively impact emerging-market stocks and currencies, which were already We expect the

8 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

Ukraine situation to be a continued source of headline market risk in the near-term, until a final diplomatic solution is reached.

Outlook

The contrast in economic conditions between the United States and both Europe and China (and other emerging markets) should continue to draw more investment to the U.S. in the near-term. Fed tapering will most likely add to this effect in equities as well as other asset classes. We expect the dollar to continue strengthening slowly, which may provide another reason for foreign investors to favor U.S. securities over those in their domestic markets. This also supports our outlook for continued low inflation in the near-term.

The recovery may still feel “sluggish” because the current 6.7% unemployment rate—while down from a recession peak of 10%—is still running higher than in previous expansions. From the perspective of equity investors, however, higher unemployment is likely keep downward pressure on wages, which, in turn, could help strengthen profit margins.

We think the Fed will be particularly careful not to derail economic expansion, especially as long as inflation remains low, and will do so by carefully telegraphing its position and plans as they evolve. Moreover, the signal that the Fed is serious about normalizing interest rates should improve investor confidence about the condition of the economy and reassure those who have been worried about the inflationary risk of an eternal quantitative easing. However, sharp changes in interest-rate expectations remain a risk factor, as they can drive mortgage rates higher, negatively impacting housing activity and weakening this major component of the U.S. economic recovery.

We also believe the U.S. economy can still compensate for a dampened global growth outlook. And we expect economic growth to reaccelerate in the second-half of the year on the heels of continued improvement in the housing and labor markets. In addition, as consumer activity picks up in the spring and summer, there is potential for some lost consumer activity to be recovered later in the year. Overall, we believe these conditions continue to provide a favorable underpinning for the equities markets.

Calvert Investment Management, Inc.
May 2014

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CALVERT BOND
PORTFOLIO
MARCH 31, 2014

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	-4.11%
Five year	5.17%
Ten year	3.82%

CLASS B SHARES	(WITH MAX. LOAD)
One year	-5.38%
Five year	4.88%
Ten year	3.18%

CLASS C SHARES	(WITH MAX. LOAD)
One year	-2.19%
Five year	5.14%
Ten year	3.38%

CLASS I SHARES
One year	0.19%
Five year	6.62%
Ten year	4.84%

CLASS Y SHARES*
One year	-0.09%
Five year	6.29%
Ten year	4.37%

* Calvert Bond Portfolio first offered Class Y shares on October 31, 2008. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

10 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares and reflect the deduction of the maximum front-end Class A sales charge of 3.75% and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.11%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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CALVERT EQUITY
PORTFOLIO
MARCH 31, 2014

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/14	3/31/14
Class A	12.14%	19.81%
Class B	11.64%	18.75%
Class C	11.76%	19.00%
Class I	12.45%	20.51%
Class Y	12.36%	20.32%

S&P 500 Index	12.51%	21.86%

Lipper Large-Cap
Growth Funds
Average	10.67%	23.49%

TEN LARGEST	% OF NET
STOCK HOLDINGS	ASSETS
CVS Caremark Corp.	4.6%
Apple, Inc.	4.0%
Google, Inc.	4.0%
QUALCOMM, Inc.	3.6%
Gilead Sciences, Inc.	3.2%
The Coca-Cola Co.	3.0%
Wells Fargo & Co.	2.8%
Express Scripts Holding Co.	2.7%
Costco Wholesale Corp.	2.7%
Allergan, Inc.	2.7%
Total	33.3%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

CALVERT EQUITY
PORTFOLIO
MARCH 31, 2014

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	14.10%
Five year	18.59%
Ten year	6.73%

CLASS B SHARES	(WITH MAX. LOAD)
One year	13.75%
Five year	18.59%
Ten year	6.32%

CLASS C SHARES	(WITH MAX. LOAD)
One year	18.00%
Five year	18.87%
Ten year	6.45%

CLASS I SHARES
One year	20.51%
Five year	20.42%
Ten year	7.84%

CLASS Y SHARES*
One year	20.32%
Five year	20.17%
Ten year	7.46%

* Calvert Equity Portfolio first offered Class Y shares on October 31, 2008. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

12 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75% and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.23%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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CALVERT EQUITY
PORTFOLIO
MARCH 31, 2014

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Consumer Discretionary	18.4%
Consumer Staples	12.4%
Energy	2.4%
Financials	12.5%
Health Care	17.1%
Industrials	9.8%
Information Technology	22.1%
Limited Partnership Interest	0.3%
Materials	2.6%
Short-Term Investments	1.9%
Venture Capital	0.5%
Total	100%

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CALVERT LARGE CAP
CORE PORTFOLIO
MARCH 31, 2014

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Consumer Discretionary	17.9%
Consumer Staples	6.8%
Energy	5.8%
Financials	18.2%
Health Care	18.8%
Industrials	10.3%
Information Technology	15.7%
Short-Term Investments	4.7%
Telecommunication Services	1.8%
Total	100%

CALVERT LARGE CAP
CORE PORTFOLIO
MARCH 31, 2014

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/14	3/31/14
Class A	9.23%	17.32%
Class B	8.40%	15.54%
Class C	8.77%	16.33%
Class I	9.46%	17.83%
Class Y**	9.26%	17.39%

Russell 1000
Index	12.48%	22.41%

Lipper Large-Cap
Core Funds
Average	11.75%	21.16%

TEN LARGEST	% OF NET
STOCK HOLDINGS	ASSETS
Apple, Inc.	6.0%
Johnson & Johnson	4.3%
Capital One Financial Corp.	3.6%
DIRECTV	3.5%
FedEx Corp.	3.5%
Wells Fargo & Co.	3.4%
Amgen, Inc.	3.4%
Cisco Systems, Inc.	3.3%
Exterran Holdings, Inc.	3.2%
Danaher Corp.	3.1%
Total	37.3%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

** Calvert Large Cap Core portfolio first offered Class Y shares on April 30, 2013. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

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CALVERT LARGE CAP
CORE PORTFOLIO
MARCH 31, 2014

AVERAGE ANNUAL TOTAL RETURNS
CLASS A SHARES	(WITH MAX. LOAD)
One year	11.73%
Five year	19.29%
Ten year	5.06%
CLASS B SHARES	(WITH MAX. LOAD)
One year	10.54%
Five year	18.66%
Ten year	4.33%
CLASS C SHARES	(WITH MAX. LOAD)
One year	15.33%
Five year	19.38%
Ten year	4.65%
CLASS I SHARES*
One year	17.83%
Five year	21.07%
Ten year	6.03%
CLASS Y SHARES**
One year	17.39%
Five year	20.46%
Ten year	5.58%

Note: Calvert Enhanced Equity Portfolio changed its name to Calvert Large Cap Core Portfolio on January 31, 2013.

* Note Regarding Class I Shares Total Returns: There were times during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period January 18, 2002 through April 29, 2005.

** Calvert Large Cap Core portfolio first offered Class Y shares on April 30, 2013. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

16 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Classes A and B shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.32%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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As always, Calvert continues to work hard to ensure you have a say in the responsible management of environmental, social, and governance (ESG) factors for the companies in which we invest. Below are highlights of our accomplishments during the reporting period.

Shareholder Advocacy

Calvert filed more than 26 shareholder proposals over the reporting period on a variety of issues, including board diversity, reduction of greenhouse gas emissions, disclosure of country-level sourcing and human rights risk assessment processes for apparel companies, and sustainability reporting.

After commitments from Pioneer Natural Resources Company and QEP Resources, Calvert has withdrawn one shareholder proposal and decided not to file a second one for the 2014 proxy season. The two companies agreed to improve disclosure and continue engagement regarding key challenges related to hydraulic fracturing, such as water use and emissions reduction. The resulting disclosures will help Calvert and the companies better understand how they are managing these important opportunities and risks.

Also, an effort led by Calvert Investments and other institutional investors drove the World Federation of Exchanges (WFE) to announce the launch of a Sustainability Working Group in March to develop a consensus on sustainability reporting. Such a standard would promote greater transparency and fairness in the capital markets, improve cost-efficiencies, promote timeliness and consistency for reporting companies, and equip investors to value companies more accurately and make more informed investment decisions.

During the period, Calvert filed proxy resolutions with all the U.S. publicly traded financial exchanges—CBOE, CME, IntercontinentalExchange Group/NYSE and NASDAQ OMX (NDAQ)—on this issue. However, all resolutions were withdrawn after leadership agreed to join the Working Group. We congratulate these WFE member exchanges for their leadership on investor information transparency.

Calvert was a part of the working group that developed the Shareholder Director Exchange Protocol (SDX) released in February. The protocol addresses the increasing levels of direct engagement between institutional investors, such as activist investors, and public company boards, which can significantly change the dynamic between public companies and investors. Engagement is typically between investors and management, but there is a growing interest on the part of investors and directors for more dialogue, especially when fundamental corporate governance or sustainability issues emerge. The protocol helps lay the basis for productive engagement while addressing common concerns each side may have.

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Community Investments

Many of our Funds participate in Calvert’s High Social Impact Investing program, through the CI notes administered through the Calvert Foundation. This community investment program may allocate a small percentage of Fund assets at below-market interest rates to investments that provide economic opportunity for struggling populations.

Through the CI notes’ WIN-WIN portfolio (Women Investing in Women), we recently invested in the Opportunity Fund, the leading microfinance provider in California, which provides microloans for small businesses, microsavings accounts, and community real estate financing. Its innovative repayment system allows clients like Chef Tina Ferguson-Riffe to grow her business with a $20,000 loan for new restaurant equipment and repay the loan based on daily credit/debit card sales, instead of large monthly payments.

In December, the CI notes program invested $1.2 million in One Acre Fund, a nonprofit that provides smallholder farmers in Kenya, Rwanda, and Burundi a bundle of services including seed, training, and access to markets. One Acre Fund expects to reach 251,000 farm families in 2014.

Special Equities

A modest but important portion of certain funds is allocated to small private companies developing products or services that address important sustainability or environmental issues facing our society.

One such recent investment, acquired just after the reporting period, was Africa Renewable Energy Fund, which supports small- to medium-scale independent power producers in sub-Saharan Africa with grid-connected, development-stage renewable energy projects, including small hydro, wind, geothermal, solar, biomass and waste gas technologies. Electricity outages continue to be a major problem in many of these countries. This investment will help to address that supply gap in a sustainable manner.

As of March 31, 2014, Calvert Social Investment Foundation (“Calvert Foundation” or “Foundation”) Community Investment Notes represented the following percentages of Fund net assets: Calvert Balanced Portfolio 0.7%, Calvert Equity Portfolio 0.4%, Calvert Bond Portfolio 0.4%, Calvert International Equity Fund 1.2%, Calvert Capital Accumulation Fund 0.4%, and Calvert Small Cap Fund 0.3%. The Calvert Foundation is a 501(c)(3) nonprofit organization. The Foundation’s Community Investment Note Program is not a mutual fund and should not be confused with any Calvert Investments-sponsored investment product.

As of March 31, 2014, the following companies represented the following percentages of Portfolio net assets: Pioneer Natural Resources Company .22% of Calvert Social Index Fund, 1.14% of Calvert Bond Portfolio and .29% of Calvert Balanced Portfolio; QEP Resources .04% of Calvert Social Index Fund, CBOE 0.04% of Calvert Social Index Fund, CME 0.19% of Calvert Social Index Fund, IntercontinentalExchange Group/NYSE 0.18% of Calvert Social Index Fund and 2.46% of Calvert Equity Portfolio, and NASDAQ OMX (NDAQ) 0.03% of Calvert Social Index Fund. Africa Renewable Energy Fund represented 0% of each of Calvert Equity Portfolio and Calvert International Equity Fund. Holdings are subject to change.

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Large Cap Core Portfolio charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
BALANCED	10/1/13	3/31/14	10/1/13 - 3/31/14
CLASS A
Actual	$1,000.00	$1,066.88	$5.89
Hypothetical	$1,000.00	$1,019.23	$5.75
(5% return per year before expenses)

CLASS B
Actual	$1,000.00	$1,060.92	$11.77
Hypothetical	$1,000.00	$1,013.52	$11.50
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,062.68	$9.94
Hypothetical	$1,000.00	$1,015.30	$9.71
(5% return per year before expenses)

CLASS I
Actual	$1,000.00	$1,069.78	$3.34
Hypothetical	$1,000.00	$1,021.70	$3.26
(5% return per year before expenses)

CLASS Y
Actual	$1,000.00	$1,068.00	$4.95
Hypothetical	$1,000.00	$1,020.14	$4.84
(5% return per year before expenses)

* Expenses for Balanced are equal to the annualized expense ratios of 1.14%, 2.29%, 1.93%, 0.65%, and 0.96% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
BOND	10/1/13	3/31/14	10/1/13 - 3/31/14
CLASS A
Actual	$1,000.00	$1,025.66	$5.72
Hypothetical	$1,000.00	$1,019.28	$5.70
(5% return per year before expenses)

CLASS B
Actual	$1,000.00	$1,020.01	$11.03
Hypothetical	$1,000.00	$1,014.01	$11.00
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,021.67	$9.76
Hypothetical	$1,000.00	$1,015.27	$9.73
(5% return per year before expenses)

CLASS I
Actual	$1,000.00	$1,028.67	$2.63
Hypothetical	$1,000.00	$1,022.34	$2.62
(5% return per year before expenses)

CLASS Y
Actual	$1,000.00	$1,027.02	$4.13
Hypothetical	$1,000.00	$1,020.86	$4.11
(5% return per year before expenses)

* Expenses for Bond are equal to the annualized expense ratios of 1.13%, 2.19%, 1.94%, 0.52%, and 0.82% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
EQUITY	10/1/13	3/31/14	10/1/13 - 3/31/14
CLASS A
Actual	$1,000.00	$1,121.38	$6.31
Hypothetical	$1,000.00	$1,018.98	$6.01
(5% return per year before expenses)

CLASS B
Actual	$1,000.00	$1,116.37	$11.06
Hypothetical	$1,000.00	$1,014.48	$10.53
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,117.57	$9.86
Hypothetical	$1,000.00	$1,015.62	$9.38
(5% return per year before expenses)

CLASS I
Actual	$1,000.00	$1,124.54	$3.33
Hypothetical	$1,000.00	$1,021.80	$3.17
(5% return per year before expenses)

CLASS Y
Actual	$1,000.00	$1,123.59	$4.17
Hypothetical	$1,000.00	$1,021.00	$3.97
(5% return per year before expenses)

* Expenses for Equity are equal to the annualized expense ratios of 1.19%, 2.10%, 1.87%, 0.63%, and 0.79% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
LARGE CAP CORE	10/1/13	3/31/14	10/1/13 - 3/31/14
CLASS A
Actual	$1,000.00	$1,092.33	$6.02
Hypothetical	$1,000.00	$1,019.18	$5.81
(5% return per year before expenses)

CLASS B
Actual	$1,000.00	$1,084.04	$13.87
Hypothetical	$1,000.00	$1,011.62	$13.39
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,087.72	$10.28
Hypothetical	$1,000.00	$1,015.09	$9.92
(5% return per year before expenses)

CLASS I
Actual	$1,000.00	$1,094.56	$3.64
Hypothetical	$1,000.00	$1,021.46	$3.51
(5% return per year before expenses)

CLASS Y
Actual	$1,000.00	$1,092.56	$5.84
Hypothetical	$1,000.00	$1,019.35	$5.63
(5% return per year before expenses)

* Expenses for Large Cap Core are equal to the annualized expense ratios of 1.15%, 2.67%, 1.97%, 0.70%, and 1.12% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 58.4%	SHARES	VALUE
Aerospace & Defense - 0.4%
B/E Aerospace, Inc.*	30,130	$2,614,983

Air Freight & Logistics - 2.4%
FedEx Corp	94,571	12,536,332
United Parcel Service, Inc., Class B	24,725	2,407,720
		14,944,052

Automobiles - 1.1%
Toyota Motor Corp. (ADR)	59,012	6,662,455

Banks - 2.1%
JPMorgan Chase & Co.	23,449	1,423,589
Wells Fargo & Co	232,399	11,559,526
		12,983,115

Beverages - 0.4%
PepsiCo, Inc	30,486	2,545,581

Biotechnology - 2.0%
Amgen, Inc.	88,860	10,959,992
Gilead Sciences, Inc.*	19,225	1,362,284
		12,322,276

Capital Markets - 1.6%
Credit Suisse Group AG (ADR)*	253,126	8,196,220
Franklin Resources, Inc.	33,385	1,808,799
		10,005,019

Communications Equipment - 1.9%
Cisco Systems, Inc	410,963	9,209,681
QUALCOMM, Inc	30,455	2,401,681
		11,611,362

Consumer Finance - 1.9%
American Express Co.	22,196	1,998,306
Capital One Financial Corp. (s)	129,709	10,008,346
		12,006,652

Diversified Financial Services - 1.1%
Moody’s Corp	87,181	6,915,197

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	50,245	1,762,092
BT Group plc (ADR)	75,370	4,812,375
		6,574,467

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EQUITY SECURITIES - CONT’D	SHARES	VALUE
Electronic Equipment & Instruments - 0.4%
Jabil Circuit, Inc	78,402	$1,411,236
Knowles Corp.*	41,920	1,323,414
		2,734,650

Energy Equipment & Services - 1.5%
Dresser-Rand Group, Inc.*	2,536	148,128
Exterran Holdings, Inc	201,617	8,846,954
Newpark Resources, Inc.*	31,986	366,239
		9,361,321

Food & Staples Retailing - 1.1%
Costco Wholesale Corp	14,496	1,618,913
CVS Caremark Corp	67,558	5,057,392
		6,676,305

Food Products - 1.5%
General Mills, Inc.	100,618	5,214,025
McCormick & Co., Inc	26,627	1,910,221
The Hershey Co	19,165	2,000,826
		9,125,072

Health Care Equipment & Supplies - 3.3%
Becton Dickinson & Co	11,870	1,389,740
DENTSPLY International, Inc	35,612	1,639,576
Medtronic, Inc.	164,243	10,107,514
St. Jude Medical, Inc.	92,863	6,072,312
The Cooper Co.’s, Inc.	10,462	1,437,060
		20,646,202

Health Care Providers & Services - 2.5%
Express Scripts Holding Co.*	29,399	2,207,571
HCA Holdings, Inc.*	56,455	2,963,889
McKesson Corp.	43,264	7,639,124
Mednax, Inc.*	26,078	1,616,314
Quest Diagnostics, Inc.	17,145	993,038
		15,419,936

Household Products - 1.7%
Kimberly-Clark Corp.	76,819	8,469,295
Procter & Gamble Co.	26,335	2,122,601
		10,591,896

Industrial Conglomerates - 1.4%
Danaher Corp.	113,109	8,483,175

Insurance - 3.0%
Aflac, Inc	84,406	5,320,954
Allianz SE (ADR)	69,509	1,171,227
American Financial Group, Inc.	124,051	7,158,983
The Travelers Co.’s, Inc.	59,629	5,074,428
		18,725,592

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EQUITY SECURITIES - CONT’D	SHARES	VALUE
Internet Software & Services - 1.0%
Akamai Technologies, Inc.*	47,135	$2,743,728
Google, Inc.*	2,986	3,327,927
		6,071,655

IT Services - 2.4%
DST Systems, Inc	55,380	5,249,470
International Business Machines Corp.	5,375	1,034,634
Visa, Inc	9,054	1,954,396
Western Union Co.	386,355	6,320,768
		14,559,268

Machinery - 2.0%
Cummins, Inc.	36,017	5,366,173
Dover Corp	83,841	6,854,002
		12,220,175

Media - 5.7%
DIRECTV*	127,394	9,735,449
Omnicom Group, Inc.	75,045	5,448,267
Time Warner Cable, Inc	58,622	8,041,766
Time Warner, Inc.	96,799	6,323,879
Viacom, Inc., Class B	65,019	5,525,965
		35,075,326

Multiline Retail - 1.6%
Target Corp	160,059	9,685,170

Oil, Gas & Consumable Fuels - 1.0%
Denbury Resources, Inc.	397,762	6,523,297

Pharmaceuticals - 3.3%
Johnson & Johnson	121,886	11,972,862
Roche Holding AG (ADR)	216,171	8,153,970
		20,126,832

Professional Services - 0.5%
Manpowergroup, Inc	40,103	3,161,319

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	63,410	1,636,612

Software - 1.8%
CA, Inc.	167,741	5,194,939
Citrix Systems, Inc.*	23,584	1,354,429
Microsoft Corp.	87,443	3,584,288
Symantec Corp	54,475	1,087,866
		11,221,522

Specialty Retail - 0.6%
The Home Depot, Inc	43,802	3,466,052

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EQUITY SECURITIES - CONT’D	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	36,411	$19,543,240
EMC Corp	91,842	2,517,389
Western Digital Corp.	47,843	4,392,945
		26,453,574

Textiles, Apparel & Luxury Goods - 0.5%
Nike, Inc., Class B	45,664	3,372,743

Venture Capital - 1.0%
Agraquest, Inc., Contingent Deferred Distribution (b)(i)*	1	59,782
BiddingForGood, Inc. (b)(i)*	14,049	—
CFBanc Corp. (b)(i)*	27,000	259,333
Community Bank of the Bay*	4,000	16,600
Consensus Orthopedics, Inc.:
Common (b)(i)*	180,877	—
Series A-1, Preferred (b)(i)*	420,683	—
Series B, Preferred (b)(i)*	348,940	161,772
Series C, Preferred (b)(i)*	601,710	209,320
Environmental Private Equity Fund II, Liquidating Trust LP (b)(i)*	200,000	421
Kickboard:
Common (a)(b)(i)*	169,932	33,568
Series A, Preferred (a)(b)(i)*	1,155,503	285,328
LearnZillion, Inc.:
Series A, Preferred (b)(i)*	169,492	210,170
Series A-1, Preferred (b)(i)*	108,678	134,761
Lumni, Inc., Series B, Preferred (b)(i)*	17,265	116,366
MACH Energy:
Common (b)(i)*	20,536	344
Series A, Preferred (b)(i)*	27,977	5,630
Series B, Preferred (b)(i)*	26,575	7,308
Mobius Technologies, Inc.:
Common (b)(i)*	12,560	—
Series A-1, Preferred (b)(i)*	6,943	—
Series A-4, Preferred (b)(i)*	2,716	—
Neighborhood Bancorp (b)(i)*	10,000	—
Seventh Generation, Inc. (b)(i)*	200,295	4,375,020
Wild Planet Entertainment, Inc.:
Series B, Preferred (b)(i)*	476,190	30,038
Series E, Preferred (b)(i)*	129,089	8,143
Wind Harvest Co., Inc. (b)(i)*	8,696	—
		5,913,904

Total Equity Securities (Cost $298,896,887)		360,436,757

VENTURE CAPITAL LIMITED	ADJUSTED
PARTNERSHIP INTEREST - 0.3%	BASIS
Coastal Venture Partners (b)(i)*	$57,944	60,708
Commons Capital (b)(i)*	335,000	140,411
First Analysis Private Equity Fund IV (b)(i)*	225,317	797,780
GEEMF Partners (a)(b)(i)*	—	105,539
Global Environment Emerging Markets Fund (b)(i)*	—	385,769

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VENTURE CAPITAL LIMITED	ADJUSTED
PARTNERSHIP INTEREST - CONT’D	BASIS	VALUE
Infrastructure and Environmental Private Equity Fund III (b)(i)*	$55,896	$104,516
Labrador Ventures III (b)(i)*	360,875	42,416
New Markets Growth Fund LLC (b)(i)*	225,646	—
Solstice Capital (b)(i)*	47,463	7,034

Total Venture Capital Limited Partnership Interest (Cost $1,308,141)		1,644,173

	PRINCIPAL
VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%	AMOUNT
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(i)	1,000,000	1,064,831

Total Venture Capital Debt Obligations (Cost $1,000,000)		1,064,831

ASSET-BACKED SECURITIES - 2.8%
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	172,735	173,160
2.84%, 5/15/19 (e)	545,000	556,195
2.39%, 11/12/19 (e)	400,000	401,565
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	700,000	713,754
CAL Funding II Ltd.:
3.47%, 10/25/27 (e)	214,583	213,618
3.35%, 3/27/28 (e)	1,530,000	1,525,906
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	350,496	351,910
Carfinance Capital Auto Trust 2013-2, 3.15%, 8/15/19 (e)	750,000	759,349
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	689,500	696,463
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	255,000	257,427
CV Mortgage Loan Trust 2013-1, 4.311%, 12/25/43 (e)(r)	387,363	392,394
Exeter Automobile Receivables Trust, 1.49%, 11/15/17 (e)	731,993	734,785
Flagship Rail Services LLC:
3.96%, 4/15/43 (e)	625,000	629,611
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	1,807,583	1,778,376
Invitation Homes 2013-SFR1 Trust:
1.305%, 12/17/30 (e)(r)	298,711	298,712
1.60%, 12/17/30 (e)(r)	100,000	99,939
MVW Owner Trust, 2.15%, 4/22/30 (e)	393,794	396,602
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	375,000	379,154
Sierra Timeshare 2013-3 Receivables Funding LLC, 2.70%, 10/20/30 (e)	440,669	442,688
SLM Student Loan Trust:
2.59%, 1/15/26 (e)	400,000	401,896
3.50%, 11/15/44 (e)	200,000	189,376
1.693%, 1/25/45 (r)	600,000	579,778
SolarCity LMC Series I LLC, 4.80%, 11/20/38 (e)	960,831	951,544
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	630,837	632,238
TAL Advantage V LLC:
2.83%, 2/22/38 (e)	481,500	472,013
3.55%, 11/20/38 (e)	580,000	582,163
4.625%, 11/20/38 (e)	1,256,667	1,294,563
3.51%, 2/22/39 (e)	1,041,250	1,040,335
TOP-RE, Series 2013-LTR1, Class A, 3.47%, 11/20/28	307,410	307,553

Total Asset-Backed Securities (Cost $17,227,881)		17,253,067

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COLLATERALIZED MORTGAGE-BACKED	PRINCIPAL
OBLIGATIONS (PRIVATELY ORIGINATED) - 0.2%	AMOUNT	VALUE
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	$329,660	$329,478
Structured Agency Credit Risk Debt Notes:
1.604%, 11/25/23 (r)	375,229	377,338
4.919%, 11/25/23 (r)	500,000	518,946

Total Collateralized Mortgage-Backed Obligations
(Privately Originated) (Cost $1,223,284)		1,225,762

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Aventura Mall Trust 2013-AVM:
2013-AVM-A, 3.743%, 12/5/32 (e)(r)	400,000	416,277
2013-AVM-C, 3.743%, 12/5/32 (e)(r)	200,000	201,457
BAMLL Commercial Mortgage Securities Trust,
1.305%, 8/15/29 (e)(r)	1,000,000	1,000,630
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	985,000	959,376
COMM Mortgage Trust, 2.155%, 6/8/30 (e)(r)	950,000	951,358
Commercial Mortgage Pass Through Certificates,
3.25%, 11/27/28 (e)(r)	326,252	327,044
Extended Stay America Trust:
2.958%, 12/5/31 (e)	485,000	481,195
3.604%, 12/5/31 (e)	820,000	820,069
GS Mortgage Securities Corp. II, 3.007%, 12/10/30 (e)	750,000	695,822
GS Mortgage Securities Trust:
Series - B, 3.79%, 1/10/31	600,000	598,576
Series - D, 3.79%, 1/10/31	400,000	373,127
Hilton USA Trust 2013-HLT:
3.714%, 11/5/30 (e)	1,000,000	1,012,907
4.453%, 11/5/30 (e)(r)	400,000	404,759
JP Morgan Chase Commercial Mortgage Securities Trust,
1.305%, 4/15/30 (e)(r)	550,000	548,590
1.555%, 10/15/30 (e)(r)	500,000	500,320
Madison Avenue Trust 2013-650M, 3.843%, 10/12/32 (e)	1,000,000	1,043,895
Motel 6 Trust, 2.743%, 10/5/25 (e)	1,550,000	1,557,161
ORES NPL LLC:
6.00%, 3/27/24 (e)	600,000	598,368
3.081%, 9/25/25 (e)	312,124	312,133

Total Commercial Mortgage-Backed Securities (Cost $12,915,603)		12,803,064

CORPORATE BONDS - 23.5%
Agilent Technologies, Inc., 3.20%, 10/1/22	600,000	570,948
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Altera Corp., 2.50%, 11/15/18	500,000	500,827
Amazon.com, Inc.:
1.20%, 11/29/17	600,000	594,065
2.50%, 11/29/22	1,200,000	1,114,919
America Movil SAB de CV:
2.375%, 9/8/16	350,000	360,150
1.234%, 9/12/16 (r)	1,000,000	1,011,148
American Express Centurion Bank, 0.687%, 11/13/15 (r)	2,400,000	2,410,997
American Honda Finance Corp., 1.60%, 2/16/18 (e)	500,000	494,767

30 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
American Tower Corp., 3.40%, 2/15/19	$500,000	$512,368
Amgen, Inc.:
2.50%, 11/15/16	150,000	155,007
5.15%, 11/15/41	800,000	824,174
Apple, Inc.:
2.40%, 5/3/23	300,000	278,183
3.85%, 5/4/43	300,000	266,040
AT&T, Inc.:
2.95%, 5/15/16	500,000	520,688
1.60%, 2/15/17	500,000	503,376
1.40%, 12/1/17	300,000	296,829
2.30%, 3/11/19	600,000	596,897
3.90%, 3/11/24	825,000	822,666
5.55%, 8/15/41	500,000	524,906
Autodesk, Inc., 1.95%, 12/15/17	600,000	601,726
Bank of America Corp.:
0.566%, 8/15/16 (r)	600,000	592,748
1.279%, 1/15/19 (r)	300,000	303,357
2.60%, 1/15/19	1,100,000	1,104,341
2.65%, 4/1/19	300,000	300,957
4.125%, 1/22/24	2,300,000	2,325,919
Bank of America NA:
5.30%, 3/15/17	1,200,000	1,320,535
0.533%, 6/15/17 (r)	1,500,000	1,475,604
Bank of New York Mellon Corp., 2.40%, 1/17/17	400,000	413,523
BB&T Corp., 1.60%, 8/15/17	600,000	601,743
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	253,732
Bombardier, Inc.:
4.75%, 4/15/19 (e)	500,000	500,000
6.00%, 10/15/22 (e)	300,000	300,000
Boston Properties LP:
3.70%, 11/15/18	250,000	265,196
3.85%, 2/1/23	1,000,000	1,008,411
Canadian National Railway Co., 1.45%, 12/15/16	150,000	151,672
Capital One Bank:
1.20%, 2/13/17	300,000	298,917
2.25%, 2/13/19	400,000	397,048
3.375%, 2/15/23	1,200,000	1,167,664
CBS Corp., 3.375%, 3/1/22	1,000,000	979,585
CC Holdings GS V LLC / Crown Castle GS III Corp.,
2.381%, 12/15/17	600,000	600,035
CenturyLink, Inc.:
6.45%, 6/15/21	700,000	752,500
7.65%, 3/15/42	1,000,000	943,750
Cisco Systems, Inc., 5.50%, 1/15/40	450,000	512,528
CIT Group, Inc.:
5.25%, 3/15/18	975,000	1,048,125
5.00%, 8/1/23	700,000	715,750
Citigroup, Inc.:
2.50%, 9/26/18	1,800,000	1,809,772
5.50%, 9/13/25	1,120,000	1,193,022
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	300,000	326,531

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Corning, Inc., 1.45%, 11/15/17	$500,000	$489,953
Costco Wholesale Corp., 1.70%, 12/15/19	600,000	579,878
COX Communications, Inc., 4.70%, 12/15/42 (e)	600,000	534,549
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,300,000	1,409,577
Cummins, Inc.:
3.65%, 10/1/23	500,000	506,906
4.875%, 10/1/43	300,000	321,878
CVS Pass-Through Trust, 6.036%, 12/10/28	1,040,213	1,168,373
DDR Corp., 4.75%, 4/15/18	500,000	542,073
Deere & Co., 2.60%, 6/8/22	500,000	478,044
Delphi Corp., 4.15%, 3/15/24	600,000	599,276
Discover Financial Services, 3.85%, 11/21/22	750,000	736,219
Discovery Communications LLC:
3.30%, 5/15/22	1,000,000	975,276
4.875%, 4/1/43	900,000	876,682
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	197,670
Dun & Bradstreet Corp., 3.25%, 12/1/17	600,000	620,344
Eaton Corp.:
1.50%, 11/2/17	500,000	497,593
2.75%, 11/2/22	600,000	567,980
eBay, Inc., 2.60%, 7/15/22	500,000	474,647
Ecolab, Inc., 4.35%, 12/8/21	750,000	807,001
Enterprise Products Operating LLC:
4.85%, 8/15/42	200,000	198,281
4.85%, 3/15/44	300,000	299,237
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,250,000	1,415,625
EOG Resources, Inc., 2.625%, 3/15/23	600,000	566,845
ERP Operating LP, 4.625%, 12/15/21	300,000	324,325
Excalibur One 77B LLC, 1.492%, 1/1/25	206,057	195,013
Experian Finance plc, 2.375%, 6/15/17 (e)	600,000	610,132
Express Scripts Holding Co., 2.75%, 11/21/14	200,000	202,909
FedEx Corp.:
2.625%, 8/1/22	600,000	559,267
3.875%, 8/1/42	300,000	259,926
Fidelity National Information Services, Inc., 2.00%, 4/15/18	600,000	585,588
Fifth Third Bancorp, 2.30%, 3/1/19	500,000	496,509
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	600,000	612,234
4.207%, 4/15/16	750,000	794,852
3.984%, 6/15/16	700,000	741,705
4.25%, 2/3/17	200,000	214,742
2.375%, 3/12/19	250,000	248,076
5.875%, 8/2/21	700,000	805,445
General Mills, Inc., 3.15%, 12/15/21	1,500,000	1,507,493
Genworth Holdings, Inc., 4.80%, 2/15/24	1,600,000	1,664,430
Gilead Sciences, Inc.:
3.70%, 4/1/24	500,000	500,210
4.80%, 4/1/44	500,000	514,702
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	600,000	575,340

32 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	$700,000	$733,096
6.15%, 4/1/18	875,000	1,000,293
4.00%, 3/3/24	2,800,000	2,787,588
Great River Energy, 5.829%, 7/1/17 (e)	535,657	576,414
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	500,000	515,800
HCP, Inc., 3.15%, 8/1/22	600,000	573,836
Health Care REIT, Inc., 3.75%, 3/15/23	600,000	589,046
Hercules Offshore, Inc.:
7.125%, 4/1/17 (e)	1,000,000	1,050,000
8.75%, 7/15/21 (e)	500,000	542,500
Hershey Co., 1.50%, 11/1/16	150,000	152,557
Hertz Corp., 7.50%, 10/15/18	600,000	639,000
Home Depot, Inc.:
2.70%, 4/1/23	600,000	571,080
4.20%, 4/1/43	600,000	579,869
Host Hotels & Resorts LP, 3.75%, 10/15/23	500,000	484,210
Howard Hughes Medical Institute, 3.50%, 9/1/23	750,000	762,985
HSBC Holdings plc, 4.00%, 3/30/22	500,000	519,262
Illinois Tool Works, Inc., 3.90%, 9/1/42	300,000	273,258
Ingredion, Inc.:
1.80%, 9/25/17	600,000	588,472
4.625%, 11/1/20	600,000	636,387
Intel Corp., 4.80%, 10/1/41	400,000	413,296
International Business Machines Corp.:
2.90%, 11/1/21	500,000	499,170
3.625%, 2/12/24	500,000	504,143
International Finance Corp., 0.625%, 11/15/16	125,000	124,289
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 (e)	500,000	515,000
John Deere Capital Corp.:
1.25%, 12/2/14	300,000	301,916
2.00%, 1/13/17	250,000	255,799
JPMorgan Chase & Co.:
1.139%, 1/25/18 (r)	1,000,000	1,011,283
2.35%, 1/28/19	600,000	601,583
3.20%, 1/25/23	3,200,000	3,102,944
3.875%, 2/1/24	900,000	908,075
Kimberly-Clark Corp., 3.70%, 6/1/43	500,000	446,107
Kinder Morgan Energy Partners LP:
3.50%, 3/1/21	500,000	498,027
3.50%, 9/1/23	500,000	472,100
5.50%, 3/1/44	300,000	306,786
Laboratory Corp. of America Holdings:
2.20%, 8/23/17	600,000	607,280
2.50%, 11/1/18	300,000	298,947
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	1,600,000	1,623,754
Life Technologies Corp., 6.00%, 3/1/20	500,000	575,377
LL & P Wind Energy, Inc. Washington Revenue Bonds,
6.192%, 12/1/27 (e)	1,600,000	1,471,904
Lowe’s Co.’s, Inc., 3.875%, 9/15/23	500,000	515,268
LULWA Ltd., 1.888%, 2/15/25	999,258	958,764
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	350,000	353,317

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Masco Corp.:
5.85%, 3/15/17	$600,000	$660,000
6.50%, 8/15/32	350,000	356,125
Mattel, Inc.:
1.70%, 3/15/18	400,000	393,941
3.15%, 3/15/23	500,000	476,834
McDonald’s Corp., 3.625%, 5/1/43	600,000	528,052
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	600,000	533,544
Methanex Corp.:
3.25%, 12/15/19	600,000	599,005
5.25%, 3/1/22	1,000,000	1,082,798
Microsoft Corp.:
2.125%, 11/15/22	500,000	462,858
3.50%, 11/15/42	500,000	432,562
Morgan Stanley:
6.25%, 8/28/17	900,000	1,030,031
2.50%, 1/24/19	500,000	498,608
5.50%, 1/26/20	1,200,000	1,353,344
5.00%, 11/24/25	900,000	926,028
Nationwide Health Properties, Inc., 6.90%, 10/1/37	400,000	478,368
NetApp, Inc., 3.25%, 12/15/22	550,000	513,205
New Albertsons, Inc., 8.00%, 5/1/31	500,000	412,500
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	202,567
NII Capital Corp.:
10.00%, 8/15/16	600,000	243,000
7.625%, 4/1/21	700,000	196,000
NIKE, Inc.:
2.25%, 5/1/23	600,000	553,851
3.625%, 5/1/43	600,000	532,582
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	150,000	150,658
2.65%, 9/26/18 (e)	500,000	505,770
2.35%, 3/4/19 (e)	650,000	646,058
Nordea Bank AB, 2.375%, 4/4/19 (e)	500,000	497,850
Nordstrom, Inc., 4.00%, 10/15/21	300,000	316,000
North American Development Bank:
2.30%, 10/10/18	900,000	889,398
2.40%, 10/26/22	600,000	560,610
NYU Hospitals Center, 4.428%, 7/1/42	500,000	453,016
Penske Truck Leasing Co. LP / PTL Finance Corp.,
2.875%, 7/17/18 (e)	300,000	304,768
Pentair Finance SA:
1.35%, 12/1/15	600,000	603,151
1.875%, 9/15/17	600,000	597,929
PepsiCo, Inc.:
2.75%, 3/5/22	300,000	291,140
2.75%, 3/1/23	400,000	379,131
Perrigo Co. plc, 5.30%, 11/15/43 (e)	300,000	315,796
Pioneer Natural Resources Co., 5.875%, 7/15/16	1,645,000	1,814,521
PNC Bank NA, 2.70%, 11/1/22	1,000,000	939,414
ProLogis LP, 6.875%, 3/15/20	253,000	298,790
QVC, Inc., 7.375%, 10/15/20 (e)	500,000	539,206

34 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Qwest Corp., 7.50%, 10/1/14	$395,000	$407,824
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	500,566
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC,
9.00%, 4/15/19	600,000	642,000
Rogers Communications, Inc.:
3.00%, 3/15/23	600,000	563,671
5.00%, 3/15/44	600,000	604,067
Sanofi SA, 1.25%, 4/10/18	600,000	586,996
SBA Tower Trust, 3.722%, 4/15/48 (e)	1,100,000	1,063,217
Simon Property Group LP, 6.125%, 5/30/18	500,000	581,638
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	900,000	954,000
9.00%, 5/1/18 (e)	1,000,000	1,020,000
St. Jude Medical, Inc.:
2.50%, 1/15/16	1,000,000	1,025,901
3.25%, 4/15/23	500,000	484,933
Standard Chartered plc, 3.95%, 1/11/23 (e)	600,000	573,145
Stanley Black & Decker, Inc., 2.90%, 11/1/22	600,000	573,324
State Street Corp., 3.10%, 5/15/23	300,000	285,177
SunTrust Bank:
0.526%, 8/24/15 (r)	500,000	498,576
7.25%, 3/15/18	500,000	587,214
SunTrust Banks, Inc., 2.35%, 11/1/18	500,000	500,178
Tagua Leasing LLC, 1.581%, 11/16/24	905,073	857,024
Telefonica Emisiones SAU:
3.992%, 2/16/16	600,000	629,158
3.192%, 4/27/18	600,000	614,515
Texas Instruments, Inc., 1.65%, 8/3/19	600,000	579,011
The TJX Co.’s, Inc., 2.50%, 5/15/23	600,000	555,976
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	300,000	323,299
Thomson Reuters Corp.:
4.30%, 11/23/23	300,000	307,262
5.65%, 11/23/43	300,000	317,164
Time Warner Cable, Inc., 5.50%, 9/1/41	400,000	417,044
Time Warner, Inc.:
4.00%, 1/15/22	1,450,000	1,501,524
5.375%, 10/15/41	500,000	529,719
4.90%, 6/15/42	500,000	501,789
Toronto-Dominion Bank, 2.375%, 10/19/16	400,000	414,705
Toyota Motor Credit Corp., 2.05%, 1/12/17	400,000	410,589
United Parcel Service, Inc., 2.45%, 10/1/22	500,000	474,293
US Bancorp, 2.95%, 7/15/22	500,000	480,902
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,543,545
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	1,000,000	1,059,779
3.25%, 8/15/22	600,000	578,178
Viacom, Inc.:
3.125%, 6/15/22	1,600,000	1,541,496
5.25%, 4/1/44	500,000	510,872
Wachovia Bank NA, 0.563%, 3/15/16 (r)	500,000	499,136
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	750,000	720,938
Walgreen Co., 1.80%, 9/15/17	600,000	604,033

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 35

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Weingarten Realty Investors, 4.45%, 1/15/24	$600,000	$605,746
Whirlpool Corp., 3.70%, 3/1/23	1,000,000	990,656
Willis Group Holdings plc, 4.125%, 3/15/16	1,000,000	1,050,055
Wisconsin Public Service Corp., 3.671%, 12/1/42	600,000	538,495
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	607,396
Zoetis, Inc., 3.25%, 2/1/23	600,000	578,732

Total Corporate Bonds (Cost $145,811,250)		145,205,700

FLOATING RATE LOANS(d) - 0.1%
BJ’s Wholesale Club, Inc., 4.50%, 9/26/19 (r)	495,009	496,430
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	294,750	294,980

Total Floating Rate Loans (Cost $787,348)		791,410

MUNICIPAL OBLIGATIONS - 0.8%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	400,000	433,508
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15	300,000	285,357
4.704%, 5/1/16	325,000	281,895
New York City GO Bonds, 5.206%, 10/1/31	1,275,000	1,383,222
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,185,050
New York State Dormitory Authority Revenue Bonds,
5.289%, 3/15/33	500,000	567,270
Puerto Rico Commonwealth GO Bonds, 8.00%, 7/1/35	500,000	466,980
Utah GO Bonds, 3.539%, 7/1/25	600,000	605,862

Total Municipal Obligations (Cost $5,430,125)		5,209,144

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Social Investment Foundation Notes, 0.50%, 7/1/14 (b)(i)(r)	4,266,666	4,237,710

Total High Social Impact Investments (Cost $4,266,666)		4,237,710

U.S. TREASURY OBLIGATIONS - 3.3%
United States Treasury Bonds, 3.75%, 11/15/43	3,740,000	3,872,067
United States Treasury Notes:
0.75%, 3/15/17	2,185,000	2,176,806
1.625%, 3/31/19	3,650,000	3,630,038
2.25%, 3/31/21	6,840,000	6,805,800
2.75%, 2/15/24	3,545,000	3,552,757

Total U.S. Treasury Obligations (Cost $19,993,307)		20,037,468

36 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL
SOVEREIGN GOVERNMENT BONDS - 0.4%	AMOUNT	VALUE
Export Development Canada, 0.875%, 1/30/17	$175,000	$174,739
Kommunalbanken AS, 0.75%, 11/21/16 (e)	100,000	98,831
Province of Ontario Canada:
1.65%, 9/27/19	600,000	581,448
2.45%, 6/29/22	1,440,000	1,368,763
Province of Quebec Canada, 2.625%, 2/13/23	380,000	359,738

Total Sovereign Government Bonds (Cost $2,687,306)		2,583,519

TIME DEPOSIT - 7.2%
State Street Bank Time Deposit, 0.083%, 4/1/14	44,589,238	44,589,238

Total Time Deposit (Cost $44,589,238)		44,589,238

TOTAL INVESTMENTS (Cost $556,137,036) - 100.0%		617,081,843
Other assets and liabilities, net - 0.0%		116,749
NET ASSETS - 100%		$617,198,592

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	87	6/14	$10,348,922	($90,511)
10 Year U.S. Treasury Notes	84	6/14	10,374,000	(106,421)
Ultra U.S. Treasury Bonds	25	6/14	3,611,719	24,023
Total Purchased				($172,909)
Sold:
2 Year U.S. Treasury Notes	86	6/14	$18,882,375	$1,890
5 Year U.S. Treasury Notes	76	6/14	9,040,438	58,433
10 Year U.S. Treasury Notes	27	6/14	3,334,500	23,435
Total Sold				$83,758

See notes to schedule of investments and notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 37

BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

	PRINCIPAL
ASSET-BACKED SECURITIES - 6.7%	AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	$621,846	$623,376
2.84%, 5/15/19 (e)	1,965,000	2,005,363
2.39%, 11/12/19 (e)	1,450,000	1,455,672
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	2,500,000	2,549,120
CAL Funding II Ltd., 3.35%, 3/27/28 (e)	4,500,000	4,487,958
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	2,462,500	2,487,366
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	935,000	943,899
CV Mortgage Loan Trust 2013-1, 4.311%, 12/25/43 (e)(r)	1,065,249	1,079,083
Flagship Rail Services LLC, 3.08%, 4/15/43 (e)	3,674,053	3,627,245
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	3,224,583	3,172,481
Invitation Homes 2013-SFR1 Trust:
1.305%, 12/17/30 (e)(r)	1,095,272	1,095,277
1.60%, 12/17/30 (e)(r)	300,000	299,818
MVW Owner Trust, 2.15%, 4/22/30 (e)	1,390,848	1,400,765
Navitas Equipment Receivables LLC 2013-1, 1.95%, 11/15/16 (e)	1,865,164	1,865,617
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	1,450,000	1,466,062
Sierra Timeshare 2013-3 Receivables Funding LLC, 2.70%, 10/20/30 (e)	1,522,312	1,529,286
SLM Private Education Loan Trust, 3.00%, 5/16/44 (e)	2,000,000	1,910,758
SLM Student Loan Trust:
2.59%, 1/15/26 (e)	1,400,000	1,406,636
3.50%, 11/15/44 (e)	700,000	662,817
1.693%, 1/25/45 (r)	2,200,000	2,125,851
SolarCity LMC Series I LLC, 4.80%, 11/20/38 (e)	3,843,325	3,806,176
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	2,523,346	2,528,953
TAL Advantage V LLC:
3.55%, 11/20/38 (e)	2,030,000	2,037,570
3.51%, 2/22/39 (e)	3,768,333	3,765,021
TOP-RE, Series 2013-LTR1, Class A, 3.47%, 11/20/28	845,378	845,772

Total Asset-Backed Securities (Cost $49,179,809)		49,177,942

COLLATERALIZED MORTGAGE-BACKED
OBLIGATIONS (PRIVATELY ORIGINATED) - 0.4%
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	1,252,709	1,252,017
Structured Agency Credit Risk Debt Notes, 4.919%, 11/25/23 (r)	1,800,000	1,868,206

Total Collateralized Mortgage-Backed Obligations
(Privately Originated) (Cost $3,118,924)		3,120,223

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%
Aventura Mall Trust 2013-AVM:
2013-AVM-A, 3.743%, 12/5/32 (e)(r)	1,400,000	1,456,969
2013-AVM-C, 3.743%, 12/5/32 (e)(r)	700,000	705,101
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	3,635,000	3,540,439

38 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL
COMMERCIAL MORTGAGE-BACKED SECURITIES - CONT’D	AMOUNT	VALUE
COMM Mortgage Trust:
2.155%, 6/8/30 (e)(r)	$3,500,000	$3,505,005
4.394%, 8/10/30 (e)(r)	2,000,000	2,035,364
Commercial Mortgage Pass Through Certificates,
3.25%, 11/27/28 (e)(r)	897,194	899,372
Extended Stay America Trust:
2.958%, 12/5/31 (e)	1,835,000	1,820,603
3.604%, 12/5/31 (e)	3,270,000	3,270,275
GS Mortgage Securities Corp. II, 3.007%, 12/10/30 (e)	2,985,000	2,769,370
GS Mortgage Securities Trust:
Series - B, 3.79%, 1/10/31	2,200,000	2,194,777
Series - D, 3.79%, 1/10/31	1,400,000	1,305,944
Hilton USA Trust 2013-HLT:
3.714%, 11/5/30 (e)	3,500,000	3,545,174
4.453%, 11/5/30 (e)(r)	1,300,000	1,315,467
JP Morgan Chase Commercial Mortgage Securities Trust:
1.305%, 4/15/30 (e)(r)	2,000,000	1,994,874
2.305%, 10/15/30 (e)(r)	2,000,000	2,002,412
Madison Avenue Trust 2013-650M, 3.843%, 10/12/32 (e)	3,250,000	3,392,659
Motel 6 Trust, 2.743%, 10/5/25 (e)	3,350,000	3,365,477
ORES NPL LLC:
6.00%, 3/27/24 (e)	2,000,000	1,994,560
3.081%, 9/25/25 (e)	1,248,495	1,248,530
VFC LLC, 3.13%, 3/20/26 (e)	717,705	725,577

Total Commercial Mortgage-Backed Securities
(Cost $43,499,713)		43,087,949

CORPORATE BONDS - 73.8%
Agilent Technologies, Inc., 3.20%, 10/1/22	2,000,000	1,903,160
Allergan, Inc.:
1.35%, 3/15/18	500,000	488,992
2.80%, 3/15/23	1,000,000	944,798
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	481,681	—
Altera Corp., 2.50%, 11/15/18	2,000,000	2,003,308
Amazon.com, Inc.:
1.20%, 11/29/17	2,000,000	1,980,216
2.50%, 11/29/22	4,000,000	3,716,396
America Movil SAB de CV:
2.375%, 9/8/16	2,000,000	2,058,000
1.234%, 9/12/16 (r)	1,500,000	1,516,722
4.375%, 7/16/42	1,000,000	884,341
American Honda Finance Corp.:
2.125%, 2/28/17 (e)	3,000,000	3,066,174
1.60%, 2/16/18 (e)	1,200,000	1,187,441
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,558,365
American Tower Corp.:
3.40%, 2/15/19	1,200,000	1,229,683
5.90%, 11/1/21	1,450,000	1,626,062
4.70%, 3/15/22	1,500,000	1,567,298

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Amgen, Inc.:
2.50%, 11/15/16	$1,000,000	$1,033,381
5.15%, 11/15/41	900,000	927,195
Apple, Inc.:
2.40%, 5/3/23	1,500,000	1,390,917
3.85%, 5/4/43	750,000	665,100
AT&T, Inc.:
1.60%, 2/15/17	1,500,000	1,510,128
1.40%, 12/1/17	1,000,000	989,429
2.30%, 3/11/19	1,000,000	994,829
3.90%, 3/11/24	3,400,000	3,390,381
5.55%, 8/15/41	3,000,000	3,149,433
Bank of America Corp.:
5.25%, 12/1/15	1,500,000	1,596,512
0.566%, 8/15/16 (r)	3,000,000	2,963,742
2.60%, 1/15/19	1,600,000	1,606,312
2.65%, 4/1/19	1,500,000	1,504,784
4.125%, 1/22/24	7,400,000	7,483,391
Bank of America NA, 5.30%, 3/15/17	11,400,000	12,545,084
Bank of Montreal, 2.625%, 1/25/16 (e)	4,930,000	5,112,016
Bank of New York Mellon Corp., 2.40%, 1/17/17	2,000,000	2,067,616
BB&T Corp., 1.60%, 8/15/17	2,000,000	2,005,810
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,497,016
Bombardier, Inc.:
4.75%, 4/15/19 (e)	1,700,000	1,700,000
6.00%, 10/15/22 (e)	1,250,000	1,250,000
Boston Properties LP, 3.80%, 2/1/24	2,000,000	1,983,012
Caisse Centrale Desjardins, 2.55%, 3/24/16 (e)	2,000,000	2,073,940
Canadian National Railway Co.:
1.45%, 12/15/16	1,725,000	1,744,232
2.85%, 12/15/21	750,000	742,074
Capital One Bank:
1.20%, 2/13/17	2,000,000	1,992,780
2.25%, 2/13/19	1,000,000	992,620
3.375%, 2/15/23	4,000,000	3,892,212
Capital One Financial Corp., 1.00%, 11/6/15	1,500,000	1,502,124
CBS Corp., 3.375%, 3/1/22	2,000,000	1,959,170
CC Holdings GS V LLC / Crown Castle GS III Corp.,
3.849%, 4/15/23	1,000,000	972,771
CenturyLink, Inc.:
6.45%, 6/15/21	3,150,000	3,386,250
7.65%, 3/15/42	3,000,000	2,831,250
Cisco Systems, Inc., 5.50%, 1/15/40	1,200,000	1,366,742
CIT Group, Inc.:
4.25%, 8/15/17	1,000,000	1,047,500
5.25%, 3/15/18	1,425,000	1,531,875
3.875%, 2/19/19	1,325,000	1,339,498
5.00%, 8/1/23	3,850,000	3,936,625
Citigroup, Inc.:
2.50%, 9/26/18	6,200,000	6,233,660
5.50%, 9/13/25	4,300,000	4,580,351

40 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Consolidated Edison Company of New York, Inc.,
4.45%, 6/15/20	$1,675,000	$1,823,130
Corning, Inc., 1.45%, 11/15/17	1,200,000	1,175,887
Costco Wholesale Corp., 1.70%, 12/15/19	4,000,000	3,865,856
COX Communications, Inc.:
3.25%, 12/15/22 (e)	2,000,000	1,878,758
4.70%, 12/15/42 (e)	1,500,000	1,336,372
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	3,000,000	3,243,111
4.883%, 8/15/40 (e)	2,000,000	2,168,580
Cummins, Inc.:
3.65%, 10/1/23	1,000,000	1,013,811
4.875%, 10/1/43	1,000,000	1,072,925
CVS Pass-Through Trust:
6.036%, 12/10/28	2,400,491	2,696,246
DDR Corp., 4.75%, 4/15/18	3,000,000	3,252,438
Deere & Co., 2.60%, 6/8/22	600,000	573,653
Delphi Corp., 4.15%, 3/15/24	2,000,000	1,997,586
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,000,000	1,078,750
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	1,300,000	1,307,665
Discover Bank, 8.70%, 11/18/19	948,000	1,191,511
Discover Financial Services, 3.85%, 11/21/22	2,435,000	2,390,257
Discovery Communications LLC:
3.30%, 5/15/22	3,300,000	3,218,411
3.25%, 4/1/23	500,000	480,899
4.875%, 4/1/43	2,800,000	2,727,455
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/20	1,000,000	950,246
3.20%, 11/15/21	1,000,000	988,349
2.70%, 11/15/22	1,000,000	932,087
Dun & Bradstreet Corp., 3.25%, 12/1/17	1,500,000	1,550,860
Eaton Corp.:
2.75%, 11/2/22	1,400,000	1,325,286
4.00%, 11/2/32	500,000	483,660
4.15%, 11/2/42	500,000	466,962
eBay, Inc., 2.60%, 7/15/22	1,200,000	1,139,153
Ecolab, Inc.:
4.35%, 12/8/21	2,000,000	2,152,002
5.50%, 12/8/41	1,000,000	1,138,986
Enterprise Products Operating LLC:
4.85%, 8/15/42	1,300,000	1,288,829
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	8,505,000	9,631,913
EOG Resources, Inc., 2.625%, 3/15/23	1,000,000	944,742
ERP Operating LP, 4.625%, 12/15/21	1,300,000	1,405,409
Excalibur One 77B LLC, 1.492%, 1/1/25	815,069	771,385
Experian Finance plc, 2.375%, 6/15/17 (e)	1,000,000	1,016,887
Express Scripts Holding Co.:
2.75%, 11/21/14	800,000	811,637
2.65%, 2/15/17	1,500,000	1,551,255
3.90%, 2/15/22	1,500,000	1,535,254

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
FedEx Corp.:
2.70%, 4/15/23	$1,000,000	$925,664
4.10%, 4/15/43	1,000,000	892,950
Fidelity National Information Services, Inc.:
2.00%, 4/15/18	2,000,000	1,951,960
3.50%, 4/15/23	2,000,000	1,900,786
Fifth Third Bancorp:
0.655%, 12/20/16 (r)	4,000,000	3,964,276
2.30%, 3/1/19	1,200,000	1,191,622
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,145,606
FMC Technologies, Inc.:
2.00%, 10/1/17	1,000,000	996,685
3.45%, 10/1/22	1,000,000	955,542
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	500,000	510,195
4.207%, 4/15/16	4,750,000	5,034,064
3.984%, 6/15/16	1,850,000	1,960,221
4.25%, 2/3/17	2,000,000	2,147,424
2.375%, 3/12/19	650,000	644,998
5.875%, 8/2/21	2,400,000	2,761,524
Genworth Holdings, Inc., 4.80%, 2/15/24	4,000,000	4,161,076
Gilead Sciences, Inc.:
3.70%, 4/1/24	1,200,000	1,200,503
5.65%, 12/1/41	1,000,000	1,145,489
4.80%, 4/1/44	700,000	720,583
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23	1,000,000	958,900
4.20%, 3/18/43	1,000,000	969,640
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	10,225,000	11,689,138
4.00%, 3/3/24	5,500,000	5,475,619
Great River Energy, 5.829%, 7/1/17 (e)	1,428,419	1,537,104
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (e)	1,000,000	1,028,177
Harley-Davidson Financial Services, Inc.:
1.15%, 9/15/15 (e)	2,000,000	2,006,318
2.70%, 3/15/17 (e)	4,200,000	4,332,724
HCP, Inc., 3.75%, 2/1/19	2,000,000	2,107,372
Health Care REIT, Inc., 3.75%, 3/15/23	2,000,000	1,963,488
Hercules Offshore, Inc.:
7.125%, 4/1/17 (e)	3,400,000	3,570,000
8.75%, 7/15/21 (e)	1,500,000	1,627,500
Hershey Co., 1.50%, 11/1/16	2,640,000	2,685,009
Hertz Corp., 7.50%, 10/15/18	2,000,000	2,130,000
Home Depot, Inc.:
2.70%, 4/1/23	3,000,000	2,855,400
4.20%, 4/1/43	2,000,000	1,932,898
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,200,000	1,162,105
Howard Hughes Medical Institute, 3.50%, 9/1/23	3,700,000	3,764,058
HSBC Holdings plc, 4.00%, 3/30/22	2,000,000	2,077,050
Illinois Tool Works, Inc., 3.90%, 9/1/42	1,000,000	910,859

42 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Ingredion, Inc.:
1.80%, 9/25/17	$2,000,000	$1,961,572
4.625%, 11/1/20	1,525,000	1,617,484
Intel Corp., 4.80%, 10/1/41	1,500,000	1,549,858
International Business Machines Corp.:
2.90%, 11/1/21	2,000,000	1,996,678
3.625%, 2/12/24	2,100,000	2,117,401
International Finance Corp., 0.625%, 11/15/16	400,000	397,726
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 (e)	1,000,000	1,030,000
John Deere Capital Corp., 2.00%, 1/13/17	1,500,000	1,534,796
Johnson Controls, Inc., 5.00%, 3/30/20	750,000	832,503
JPMorgan Chase & Co.:
1.139%, 1/25/18 (r)	3,000,000	3,033,849
2.35%, 1/28/19	3,000,000	3,007,917
3.20%, 1/25/23	11,000,000	10,666,370
3.875%, 2/1/24	4,000,000	4,035,888
Kimberly-Clark Corp., 3.70%, 6/1/43	1,200,000	1,070,657
Kinder Morgan Energy Partners LP:
3.50%, 9/1/23	1,500,000	1,416,298
5.50%, 3/1/44	1,500,000	1,533,928
Laboratory Corp. of America Holdings:
2.50%, 11/1/18	2,000,000	1,992,982
4.00%, 11/1/23	2,000,000	1,994,528
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	2,186,433
LL & P Wind Energy, Inc. Washington Revenue Bonds,
6.192%, 12/1/27 (e)	5,000,000	4,599,700
Lowe’s Co.’s, Inc.:
3.12%, 4/15/22	1,000,000	996,162
3.875%, 9/15/23	1,500,000	1,545,804
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	1,190,000	1,201,278
Markel Corp.:
3.625%, 3/30/23	1,000,000	972,322
5.00%, 3/30/43	1,000,000	984,040
Masco Corp.:
4.80%, 6/15/15	2,000,000	2,075,000
5.85%, 3/15/17	2,000,000	2,200,000
7.75%, 8/1/29	750,000	837,614
Mattel, Inc.:
1.70%, 3/15/18	1,300,000	1,280,309
3.15%, 3/15/23	2,200,000	2,098,072
McDonald’s Corp., 3.625%, 5/1/43	1,500,000	1,320,129
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	3,000,000	2,667,720
Methanex Corp.:
3.25%, 12/15/19	1,000,000	998,342
5.25%, 3/1/22	3,450,000	3,735,653
Microsoft Corp.:
2.125%, 11/15/22	1,200,000	1,110,860
3.50%, 11/15/42	1,200,000	1,038,149
Morgan Stanley:
6.25%, 8/28/17	3,500,000	4,005,677
2.50%, 1/24/19	1,700,000	1,695,266
5.50%, 1/26/20	3,500,000	3,947,254
5.00%, 11/24/25	3,500,000	3,601,220

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Nationwide Health Properties, Inc., 6.90%, 10/1/37	$1,600,000	$1,913,474
NetApp, Inc., 3.25%, 12/15/22	2,000,000	1,866,200
New Albertsons, Inc., 8.00%, 5/1/31	750,000	618,750
New York Life Global Funding, 1.65%, 5/15/17 (e)	1,500,000	1,519,251
NII Capital Corp.:
10.00%, 8/15/16	3,000,000	1,215,000
7.625%, 4/1/21	4,214,000	1,179,920
NIKE, Inc.:
2.25%, 5/1/23	2,000,000	1,846,170
3.625%, 5/1/43	2,000,000	1,775,274
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	2,400,000	2,410,526
2.65%, 9/26/18 (e)	2,000,000	2,023,078
Noble Holding International Ltd., 5.25%, 3/15/42	3,000,000	2,937,039
Nordea Bank AB, 2.375%, 4/4/19 (e)	1,200,000	1,194,840
Nordstrom, Inc., 4.00%, 10/15/21	1,000,000	1,053,333
North American Development Bank:
2.30%, 10/10/18	3,100,000	3,063,482
2.40%, 10/26/22	2,750,000	2,569,462
NYU Hospitals Center, 4.428%, 7/1/42	1,800,000	1,630,856
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.25%, 1/17/23 (e)	3,000,000	3,027,387
PepsiCo, Inc.:
2.75%, 3/5/22	2,250,000	2,183,546
2.75%, 3/1/23	1,000,000	947,827
Perrigo Co. plc:
2.30%, 11/8/18 (e)	1,000,000	989,144
4.00%, 11/15/23 (e)	1,000,000	999,613
Pioneer Natural Resources Co., 5.875%, 7/15/16	7,600,000	8,383,195
PNC Bank NA:
2.70%, 11/1/22	4,000,000	3,757,656
3.80%, 7/25/23	1,000,000	1,008,951
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	908,738
ProLogis LP, 6.875%, 3/15/20	794,000	937,706
Prudential Financial, Inc., 5.80%, 11/16/41	3,000,000	3,478,530
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	3,003,399
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC,
9.00%, 4/15/19	2,000,000	2,140,000
Rogers Communications, Inc.:
3.00%, 3/15/23	2,000,000	1,878,904
5.00%, 3/15/44	2,000,000	2,013,558
Ryder System, Inc., 3.15%, 3/2/15	3,000,000	3,064,605
Sanofi SA, 1.25%, 4/10/18	2,000,000	1,956,652
SBA Tower Trust, 3.722%, 4/15/48 (e)	4,150,000	4,011,228
Simon Property Group LP:
6.125%, 5/30/18	1,200,000	1,395,930
4.125%, 12/1/21	1,000,000	1,065,738
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	4,000,000	4,240,000
9.00%, 5/1/18 (e)	4,000,000	4,080,000
St. Jude Medical, Inc.:
2.50%, 1/15/16	3,040,000	3,118,739
3.25%, 4/15/23	1,200,000	1,163,839

44 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Standard Chartered plc, 3.95%, 1/11/23 (e)	$2,000,000	$1,910,484
State Street Corp., 3.10%, 5/15/23	1,500,000	1,425,886
SunTrust Bank, 0.526%, 8/24/15 (r)	1,000,000	997,153
SunTrust Banks, Inc.:
3.50%, 1/20/17	2,000,000	2,111,464
2.35%, 11/1/18	1,200,000	1,200,428
TD Ameritrade Holding Corp., 5.60%, 12/1/19	2,000,000	2,293,296
Telefonica Emisiones SAU:
3.992%, 2/16/16	2,400,000	2,516,633
3.192%, 4/27/18	2,000,000	2,048,382
Texas Instruments, Inc., 1.65%, 8/3/19	2,000,000	1,930,038
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	1,000,000	1,112,603
The TJX Co.’s, Inc., 2.50%, 5/15/23	2,000,000	1,853,254
Thermo Fisher Scientific, Inc.:
4.15%, 2/1/24	800,000	823,066
5.30%, 2/1/44	500,000	538,832
Thomson Reuters Corp.:
4.30%, 11/23/23	500,000	512,104
5.65%, 11/23/43	500,000	528,606
Time Warner Cable, Inc., 5.50%, 9/1/41	2,250,000	2,345,872
Time Warner, Inc.:
4.00%, 1/15/22	1,770,000	1,832,895
5.375%, 10/15/41	2,650,000	2,807,511
5.35%, 12/15/43	1,000,000	1,065,703
Toronto-Dominion Bank, 2.375%, 10/19/16	1,900,000	1,969,848
Toyota Motor Credit Corp., 2.05%, 1/12/17	2,000,000	2,052,946
Tyco Electronics Group SA:
1.60%, 2/3/15	1,000,000	1,009,586
3.50%, 2/3/22	1,000,000	991,548
United Parcel Service, Inc.:
1.125%, 10/1/17	1,000,000	993,061
2.45%, 10/1/22	1,200,000	1,138,303
US Bancorp, 2.95%, 7/15/22	1,200,000	1,154,166
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	5,000,000	5,145,145
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,119,558
4.25%, 3/1/22	3,000,000	3,114,423
3.25%, 8/15/22	1,000,000	963,630
Viacom, Inc.:
3.50%, 4/1/17	2,000,000	2,118,580
3.875%, 12/15/21	1,000,000	1,020,714
3.875%, 4/1/24	900,000	897,790
4.50%, 2/27/42	1,500,000	1,367,580
Wachovia Bank NA, 0.563%, 3/15/16 (r)	2,000,000	1,996,546
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	7,750,000	7,449,689
Walgreen Co., 3.10%, 9/15/22	2,000,000	1,921,400
Weingarten Realty Investors:
3.375%, 10/15/22	1,000,000	944,483
3.50%, 4/15/23	1,000,000	943,896
4.45%, 1/15/24	1,000,000	1,009,576
Wells Fargo & Co., 3.45%, 2/13/23	1,000,000	970,586

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Whirlpool Corp.:
3.70%, 3/1/23	$4,000,000	$3,962,624
5.15%, 3/1/43	1,000,000	1,024,918
Willis Group Holdings plc, 4.125%, 3/15/16	1,500,000	1,575,082
Wisconsin Public Service Corp., 3.671%, 12/1/42	2,000,000	1,794,984
Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,822,190
Zoetis, Inc., 3.25%, 2/1/23	1,000,000	964,554

Total Corporate Bonds (Cost $535,344,178)		540,546,043

MUNICIPAL OBLIGATIONS - 3.2%
Connecticut Special Tax Obligation Revenue Bonds,
5.459%, 11/1/30	3,800,000	4,118,326
Georgetown University Washington DC Revenue Bonds,
7.22%, 4/1/19	2,990,000	3,447,859
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15	1,000,000	951,190
4.704%, 5/1/16	1,200,000	1,040,844
Maryland Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,442,410
New York City Transitional Finance Authority Future
Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,195,077
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	1,085,659
Puerto Rico Commonwealth GO Bonds, 8.00%, 7/1/35	1,000,000	933,960
Utah GO Bonds, 3.539%, 7/1/25	4,250,000	4,291,522

Total Municipal Obligations (Cost $22,900,825)		23,506,847

FLOATING RATE LOANS (d) - 0.3%
BJ’s Wholesale Club, Inc., 4.50%, 9/26/19 (r)	1,980,038	1,985,720
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	490,206	490,588

Total Floating Rate Loans (Cost $2,460,898)		2,476,308

SOVEREIGN GOVERNMENT BONDS - 1.3%
Export Development Canada, 0.875%, 1/30/17	700,000	698,957
Kommunalbanken AS, 0.75%, 11/21/16 (e)	400,000	395,324
Province of Ontario Canada:
1.65%, 9/27/19	6,100,000	5,911,388
2.45%, 6/29/22	1,240,000	1,178,657
Province of Quebec Canada, 2.625%, 2/13/23	1,525,000	1,443,684

Total Sovereign Government Bonds (Cost $9,973,027)		9,628,010

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.6%
Private Export Funding Corp., 2.125%, 7/15/16	4,000,000	4,137,888

Total U.S. Government Agencies and Instrumentalities
(Cost $3,997,673)		4,137,888

46 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL
U.S. TREASURY OBLIGATIONS - 5.9%	AMOUNT	VALUE
United States Treasury Bonds, 3.75%, 11/15/43	$19,595,000	$20,286,939
United States Treasury Notes:
0.75%, 3/15/17	3,150,000	3,138,187
1.625%, 3/31/19	6,625,000	6,588,768
2.25%, 3/31/21	12,225,000	12,163,875
2.75%, 2/15/24	650,000	651,422

Total U.S. Treasury Obligations (Cost $42,469,910)		42,829,191

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (b)(i)(r)	3,087,392	3,033,449

Total High Social Impact Investments (Cost $3,087,392)		3,033,449

TIME DEPOSIT - 1.7%
State Street Bank Time Deposit, 0.083%, 4/1/14	12,769,848	12,769,848

Total Time Deposit (Cost $12,769,848)		12,769,848

TOTAL INVESTMENTS (Cost $728,802,197) - 100.2%		734,313,698
Other assets and liabilities, net - (0.2%)		(1,539,957)
NET ASSETS - 100%		$732,773,741

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	24	6/14	$3,197,250	$24,720
Ultra U.S. Treasury Bonds	29	6/14	4,189,594	27,867
Total Purchased				$52,587

Sold:
2 Year U.S. Treasury Notes	232	6/14	$50,938,500	($12,329)
5 Year U.S. Treasury Notes	63	6/14	7,494,047	25,151
10 Year U.S. Treasury Notes	288	6/14	35,568,000	257,140
Total Sold				$269,962

See notes to schedule of investments and notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 47

EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 98.1%	SHARES	VALUE
Aerospace & Defense - 1.8%
B/E Aerospace, Inc.*	617,523	$53,594,821

Banks - 4.3%
SunTrust Banks, Inc.	1,118,194	44,492,939
Wells Fargo & Co	1,640,393	81,593,148
		126,086,087

Beverages - 4.1%
PepsiCo, Inc	388,158	32,411,193
The Coca-Cola Co	2,233,764	86,357,316
		118,768,509

Biotechnology - 3.2%
Gilead Sciences, Inc.*	1,303,417	92,360,129

Capital Markets - 1.7%
T. Rowe Price Group, Inc	588,694	48,478,951

Chemicals - 2.6%
Ecolab, Inc.	490,288	52,946,201
Praxair, Inc.	168,880	22,118,214
		75,064,415

Communications Equipment - 4.6%
Juniper Networks, Inc.*	1,054,236	27,157,119
QUALCOMM, Inc	1,344,843	106,054,319
		133,211,438

Consumer Finance - 2.3%
American Express Co.	760,008	68,423,520

Diversified Financial Services - 2.5%
IntercontinentalExchange Group, Inc	362,297	71,673,216

Electrical Equipment - 2.3%
Eaton Corp. plc	608,703	45,725,769
Rockwell Automation, Inc	163,082	20,311,863
		66,037,632

Energy Equipment & Services - 2.4%
Cameron International Corp.*	657,838	40,634,653
Noble Corp. plc	888,995	29,105,697
		69,740,350

48 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Food & Staples Retailing - 8.5%
Costco Wholesale Corp	701,600	$78,354,688
CVS Caremark Corp	1,790,535	134,039,450
Whole Foods Market, Inc	672,093	34,081,836
		246,475,974

Health Care Providers & Services - 6.4%
CIGNA Corp	875,092	73,271,453
DaVita HealthCare Partners, Inc.*	520,775	35,855,359
Express Scripts Holding Co.*	1,052,055	78,998,810
		188,125,622

Hotels, Restaurants & Leisure - 5.3%
McDonald’s Corp	627,448	61,508,727
Panera Bread Co.*	115,972	20,465,579
Starbucks Corp	974,831	71,533,099
		153,507,405

Industrial Conglomerates - 3.5%
3M Co.	219,744	29,810,471
Danaher Corp.	975,864	73,189,800
		103,000,271

Insurance - 1.5%
Aon plc	517,074	43,578,997

Internet & Catalog Retail - 3.6%
Amazon.com, Inc.*	196,268	66,048,108
The Priceline Group, Inc.*	32,498	38,734,041
		104,782,149

Internet Software & Services - 6.1%
eBay, Inc.*	1,125,244	62,158,479
Google, Inc.*	104,508	116,475,211
		178,633,690

IT Services - 2.5%
Alliance Data Systems Corp.*	84,578	23,043,276
Visa, Inc	226,698	48,935,030
		71,978,306

Media - 2.5%
The Walt Disney Co	896,655	71,795,166

Multiline Retail - 1.0%
Nordstrom, Inc.	453,917	28,347,117

Pharmaceuticals - 7.6%
Allergan, Inc	621,626	77,143,786
Bristol-Myers Squibb Co	1,116,124	57,982,642
Novartis AG (ADR)	273,984	23,294,120
Perrigo Co. plc	406,182	62,820,108
		221,240,656

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 49

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Road & Rail - 0.5%
Genesee & Wyoming, Inc.*	138,169	$13,446,607

Semiconductors & Semiconductor Equipment - 1.4%
Texas Instruments, Inc.	880,832	41,531,229

Software - 3.6%
Informatica Corp.*	746,045	28,185,580
Microsoft Corp.	744,081	30,499,880
VMware, Inc.*	432,637	46,733,449
		105,418,909

Specialty Retail - 4.2%
Bed Bath & Beyond, Inc.*	214,216	14,738,061
Lowe’s Co.’s, Inc	1,283,563	62,766,231
Ross Stores, Inc.	651,015	46,580,123
		124,084,415

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc. (t)	219,195	117,650,724

Textiles, Apparel & Luxury Goods - 2.0%
Michael Kors Holdings Ltd.*	216,054	20,151,357
Nike, Inc., Class B	530,289	39,167,145
		59,318,502

Trading Companies & Distributors - 1.8%
Fastenal Co	1,085,639	53,543,715

Venture Capital - 0.3%
20/20 Gene Systems, Inc. (b)(i)*	73,397	138,720
Chesapeake PERL, Inc., Series A-2, Preferred (b)(i)*	240,000	—
Digital Directions International, Inc. (a)(b)(i)*	354,389	111,951
Envisionier Medical Technologies, Inc., Warrants
(strike price $.50/share, expires 8/6/20) (b)(i)*	50,000	—
Excent Corp. (b)(i)*	600,745	250,000
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	—
Series B, Preferred (a)(b)(i)*	244,371	—
Series C, Preferred (a)(b)(i)*	297,823	—
Series D, Preferred (a)(b)(i)*	228,138	1,407,352
Graduation Alliance, Inc.:
Series C, Preferred (b)(i)*	3,225,598	500,000
Series C, Preferred Warrants (strike price $0.16/share,
expires 8/20/18) (b)(i)*	625,721	—
Immunology Partners, Inc., Contingent Deferred Distribution (b)(i)*	2,542,915	16,890
Ivy Capital (Proprietary) Ltd. (b)(i)	18	478,494
Marrone Bio Innovations, Inc. (b)(i)*	255,843	3,574,127
Napo Pharmaceuticals, Inc.:
Common Stock (b)(i)*	294,196	117,531
Common Warrants (strike price $0.55/share, expires 9/15/14) (b)(i)* .	54,061	—
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	—
Orteq Bioengineering Ltd. (b)(i)	74,910	964,237

50 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Venture Capital - Cont’d
PresenceLearning, Inc.:
Series A, Preferred (b)(i)*	600,000	$427,800
Series A-2, Preferred (b)(i)*	195,285	139,238
Series B, Preferred (b)(i)*	399,719	285,000
Shangri La Farms, Series A, Preferred (a)(b)(i)*	66,667	200,001
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	—
Village Laundry Services, Inc. (b)(i)*	9,444	—
		8,611,341

Total Equity Securities (Cost $1,929,329,077)		2,858,509,863

VENTURE CAPITAL LIMITED	ADJUSTED
PARTNERSHIP INTEREST - 0.3%	BASIS
Adobe Capital Social Mezzanine (b)(i)*	$84,807	60,297
Arborview Capital Partners LP (b)(i)*	295,081	194,049
Blackstone Cleantech Venture Partners (b)(i)*	422,115	254,074
China Environment Fund 2004 (b)(i)*	—	171,684
China Environment Fund III (b)(i)*	983,226	909,555
Coastal Ventures III (a)(b)(i)*	300,000	256,270
Core Innovations Capital I (b)(i)*	602,817	529,867
DBL Equity Fund - BAEF Il (b)(i)*	790,721	934,462
First Analysis Private Equity Fund V (b)(i)*	338,629	331,765
Ignia Fund I (b)(i)*	938,430	645,754
Impact Ventures II (b)(i)*	794,981	865,066
LeapFrog Financial Inclusion Fund (b)(i)	751,413	610,611
New Markets Education Partners (b)(i)*	385,000	356,320
New Markets Venture Partners II (b)(i)*	315,082	364,084
Renewable Energy Asia Fund (b)(i)	1,523,962	1,330,769
SEAF India International Growth Fund (b)(i)*	281,749	143,826
SJF Ventures II (b)(i)*	493,946	1,416,160
SJF Ventures III (b)(i)*	251,429	229,573
Westly Capital Partners Fund II (b)(i)*	488,433	366,964

Total Venture Capital Limited Partnership Interest
(Cost $10,041,821)		9,971,150

	PRINCIPAL
VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%	AMOUNT
Envisionier Medical Technologies, Inc.:
Note I, 7.00%, 1/15/13 (b)(i)(xx)*	200,000	—
Note II, 7.00%, 1/15/13 (b)(i)(xx)*	100,000	—
Excent Corp., Note, 7.00%, 9/30/19 (b)(i)	250,000	250,000
New Day Farms, Inc., Participation Interest Note,
9.00%, 9/1/12 (a)(b)(i)(v)	6,225	—
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/14 (b)(i)	100,000	100,000
Convertible Note II, 5.00%, 5/31/15 (b)(i)	200,000	200,000
Orteq Bioengineering Ltd., Note, 12.00%, 7/31/17 (b)(i)	131,225	218,798
Quantum Intech, Inc., 14.00%, 9/10/15 (b)(i)	107,002	107,002

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 51

	PRINCIPAL
VENTURE CAPITAL DEBT OBLIGATIONS - CONT’D	AMOUNT	VALUE
SEAF Global SME Facility:
9.00%, 12/16/14 (b)(i)	$1,500,000	$1,500,000
9.00%, 4/20/15 (b)(i)	1,000,000	1,000,000
9.00%, 11/5/15 (b)(i)	1,000,000	—
9.00%, 3/29/16 (b)(i)	450,000	450,000
9.00%, 6/14/16 (b)(i)	400,000	300,000
9.00%, 7/13/16 (b)(i)	650,000	650,000
Sword Diagnostics:
Convertible Bridge Note, Series C, 10.00%, 4/30/14 (b)(i)(zz)*	25,000	—
Convertible Bridge Note II, Series C, 10.00%, 4/30/14 (b)(i)(zz)*	100,000	—

Total Venture Capital Debt Obligations (Cost $6,289,849)		4,775,800

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (b)(i)(r)	10,833,877	10,644,587

Total High Social Impact Investments (Cost $10,833,877)		10,644,587

TIME DEPOSIT - 1.9%
State Street Bank Time Deposit, 0.083%, 4/1/14	55,819,641	55,819,641

Total Time Deposit (Cost $55,819,641)		55,819,641

TOTAL INVESTMENTS (Cost $2,012,314,265) - 100.9%		2,939,721,041
Other assets and liabilities, net - (0.9%)		(26,390,660)
NET ASSETS - 100%		$2,913,330,381

See notes to schedule of investments and notes to financial statements.

52 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 95.1%	SHARES	VALUE
Air Freight & Logistics - 3.5%
FedEx Corp	38,982	$5,167,454

Automobiles - 2.4%
Toyota Motor Corp. (ADR)	31,407	3,545,850

Banks - 3.4%
Wells Fargo & Co	100,987	5,023,093

Biotechnology - 3.4%
Amgen, Inc.	40,401	4,983,059

Capital Markets - 2.6%
Credit Suisse Group AG (ADR)*	117,819	3,814,979

Communications Equipment - 3.3%
Cisco Systems, Inc	220,226	4,935,265

Consumer Finance - 3.6%
Capital One Financial Corp.	68,871	5,314,086

Diversified Financial Services - 2.5%
Moody’s Corp	46,718	3,705,672

Diversified Telecommunication Services - 1.8%
BT Group plc (ADR)	40,715	2,599,653

Electronic Equipment & Instruments - 0.3%
Knowles Corp.*	15,689	495,302

Energy Equipment & Services - 3.4%
Dresser-Rand Group, Inc.*	1,346	78,620
Exterran Holdings, Inc	108,045	4,741,015
Newpark Resources, Inc.*	17,214	197,100
		5,016,735

Food & Staples Retailing - 1.8%
CVS Caremark Corp	35,871	2,685,303

Food Products - 1.9%
General Mills, Inc.	53,920	2,794,134

Health Care Equipment & Supplies - 5.3%
Becton Dickinson & Co	6,360	744,629
Medtronic, Inc.	63,463	3,905,513
St. Jude Medical, Inc.	49,762	3,253,937
		7,904,079

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EQUITY SECURITIES - CONT’D	SHARES	VALUE
Health Care Providers & Services - 2.7%
McKesson Corp.	22,971	$4,055,989

Household Products - 3.1%
Kimberly-Clark Corp.	41,165	4,538,441

Industrial Conglomerates - 3.1%
Danaher Corp.	60,614	4,546,050

Insurance - 6.1%
Aflac, Inc	29,072	1,832,699
Allianz SE (ADR)	37,725	635,666
American Financial Group, Inc.	66,478	3,836,446
The Travelers Co.’s, Inc.	31,791	2,705,414
		9,010,225

IT Services - 4.1%
DST Systems, Inc	29,405	2,787,300
Western Union Co.	205,142	3,356,123
		6,143,423

Machinery - 3.7%
Cummins, Inc.	19,302	2,875,805
Dover Corp	31,334	2,561,554
		5,437,359

Media - 12.7%
DIRECTV*	68,267	5,216,964
Omnicom Group, Inc.	40,214	2,919,536
Time Warner Cable, Inc	31,126	4,269,865
Time Warner, Inc.	51,997	3,396,964
Viacom, Inc., Class B	34,841	2,961,137
		18,764,466

Multiline Retail - 2.8%
Target Corp	68,006	4,115,043

Oil, Gas & Consumable Fuels - 2.4%
Denbury Resources, Inc.	213,154	3,495,726

Pharmaceuticals - 7.3%
Johnson & Johnson	65,317	6,416,089
Roche Holding AG (ADR)	115,365	4,351,568
		10,767,657

Software - 1.9%
CA, Inc.	89,889	2,783,862

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	16,490	8,850,843

Total Equity Securities (Cost $116,568,762)		140,493,748

54 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL
TIME DEPOSIT - 4.7%	AMOUNT	VALUE
State Street Bank Time Deposit, 0.083%, 4/1/14	$6,952,411	$6,952,411

Total Time Deposit (Cost $6,952,411)		6,952,411

TOTAL INVESTMENTS (Cost $123,521,173) - 99.8%		147,446,159
Other assets and liabilities, net - 0.2%		356,920
NET ASSETS - 100%		$147,803,079

See notes to schedule of investments and notes to financial statements.

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NOTES TO SCHEDULES OF INVESTMENTS

(a) Affiliated company.

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.  Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (LIBOR) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 2.1% of the net assets for Balanced Portfolio, 0.4% for Bond Portfolio, and 1.2% for Equity Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 2,500 shares of Capital One Financial Corp. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(t) 40,000 shares of Apple Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(v) Security is in default for principal and interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(xx) Restructured from an original maturity date of September 15, 2010. Security is currently in default and no longer accruing interest.

(zz) Restructured from an original maturity date of September 30, 2010. Security is currently in default and no longer accruing interest.

* Non-income producing security.

Abbreviations:

ADR: American Depositary Receipts
GO: General Obligation
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation
REIT: Real Estate Investment Trust

See notes to financial statements.

56 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

BALANCED PORTFOLIO
RESTRICTED SECURITIES	ACQUISITION DATES	COST
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	$—
BiddingForGood, Inc., Common	6/30/03	9,141
Calvert Social Investment Foundation Notes, 0.50%, 7/1/14	7/1/10	4,266,666
CFBanc Corp	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	57,944
Commons Capital LP	2/15/01 - 12/27/11	335,000
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,331
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Environmental Private Equity Fund II,
Liquidating Trust LP	4/26/07	—
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	225,317
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	—
Infrastructure and Environmental Private
Equity Fund III LP	4/16/97 - 2/12/01	55,896
Kickboard:
Common	5/23/13	—
Series A, Preferred	2/12/13	285,329
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
LearnZillion, Inc.:
Series A, Preferred	3/27/12	100,000
Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy:
Common	10/31/08	889
Series A, Preferred	5/31/02	11,426
Series B, Preferred	12/20/05	20,447
Mobius Technologies, Inc.:
Common	12/11/12	99
Series A-1, Preferred	10/18/02	9,158
Series A-4, Preferred	5/26/06	795
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Rose Smart Growth Investment Fund I LP,
6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc	4/12/00 - 5/6/03	230,500
Solstice Capital LP	6/26/01 - 6/17/08	47,463
Wild Planet Entertainment, Inc.:
Series B, Preferred	7/12/94	178,743
Series E, Preferred	4/9/98	161,517
Wind Harvest Co., Inc	5/16/94	100,000

BOND PORTFOLIO
RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes,
0.50%, 1/1/17	7/1/09	$3,087,392

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EQUITY PORTFOLIO
RESTRICTED SECURITIES	ACQUISITION DATES	COST
20/20 Gene Systems, Inc., Common Stock	8/1/08 - 8/27/13	$166,890
Adobe Capital Social Mezzanine LP	2/8/13 - 1/27/14	84,807
Arborview Capital Partners LP LP	11/13/12 - 12/27/13	295,081
Blackstone Cleantech Venture Partners LP	7/29/10 - 2/21/14	422,115
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	1/1/14	10,833,877
Chesapeake PERL, Inc., Series A-2, Preferred	7/30/04 - 9/8/06	300,000
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
China Environment Fund III LP	1/24/08 - 4/19/13	983,226
Coastal Ventures III LP	7/30/12 - 11/22/13	300,000
Core Innovations Capital I LP	1/6/11 - 1/28/14	602,817
DBL Equity Fund - BAEF Il LP	3/30/11 - 3/21/14	790,721
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Envisionier Medical Technologies, Inc.:
Warrants (strike price $.50/share, expires 8/6/20)	8/6/10	—
Note I, 7.00%, 1/15/13	12/14/09	200,000
Note II, 7.00%, 1/15/13	8/5/10	100,000
Excent Corp.:
Common	9/28/12	250,000
Note, 7.00%, 9/30/19	9/28/12	250,000
First Analysis Private Equity Fund V LP	6/7/13 - 12/18/13	338,629
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Series D, Preferred	12/30/10 - 5/24/11	700,178
Graduation Alliance, Inc.:
Series C, Preferred	3/27/13 - 8/20/13	500,000
Series C, Preferred Warrants
(strike price $0.16/share, expires 8/20/18)	9/13/13	—
Ignia Fund I LP	1/28/10 - 3/18/14	938,430
Immunology Partners, Inc., Contingent Deferred
Distribution	11/30/06	305,942
Impact Ventures II LP	9/8/10 - 3/20/14	794,981
Ivy Capital (Proprietary) Ltd.	9/12/12 - 1/29/14	519,751
LeapFrog Financial Inclusion Fund LP	1/20/10 - 1/23/14	751,413
Marrone Bio Innovations, Inc.	11/12/13	1,209,625
Napo Pharmaceuticals, Inc.:
Common Stock	2/21/07 - 9/23/09	419,720
Common Warrants
(strike price $0.55/share, expires 9/15/14)	9/23/09	16,908
New Day Farms, Inc.:
Series B, Preferred	3/12/09	500,000
Participation Interest Note, 9.00%, 9/1/12	11/25/09	6,225
New Markets Education Partners LP	9/27/11 - 3/25/13	385,000
New Markets Venture Partners II LP	7/21/08 - 12/27/13	315,082
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/14	12/21/12	100,000
Convertible Note II, 5.00%, 5/31/15	5/15/13	200,000
Orteq Bioengineering Ltd.:
Series A, Preferred	7/19/07	998,102
Note, 12.00%, 7/31/17	7/22/13	201,621

58 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY PORTFOLIO
RESTRICTED SECURITIES - CONT’D	ACQUISITION DATES	COST
PresenceLearning, Inc.:
Series A, Preferred	9/29/11	$300,000
Series A-2, Preferred	5/2/12	134,942
Series B, Preferred	4/4/13	285,000
Quantum Intech, Inc., 14.00%, 9/10/15	10/5/10 - 12/30/13	107,002
Renewable Energy Asia Fund LP	9/29/10 - 10/25/13	1,523,962
SEAF Global SME Facility:
9.00%, 12/16/14	12/16/09	1,500,000
9.00%, 4/20/15	4/20/10	1,000,000
9.00%, 11/5/15	11/4/10	1,000,000
9.00%, 3/29/16	3/29/11	450,000
9.00%, 6/14/16	6/13/11	400,000
SEAF Global SME Facility, 9.00%, 7/13/16	7/11/11	650,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	281,749
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP	2/14/06 - 11/20/12	493,946
SJF Ventures III LP	2/6/12 - 10/4/13	251,429
Sword Diagnostics:
Series B, Preferred	12/26/06	250,000
Convertible Bridge Note, Series C, 10.00%, 4/30/14	10/29/09	25,000
Convertible Bridge Note II, Series C, 10.00%, 4/30/14	11/9/10	100,000
Village Laundry Services, Inc	7/22/09	500,000
Westly Capital Partners Fund II LP	12/27/11 - 2/18/14	488,433

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 59

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2014

	BALANCED	BOND
ASSETS	PORTFOLIO	PORTFOLIO
Investments in securities, at value (Cost $556,137,036 and
$728,802,197, respectively) - see accompanying schedules	$617,081,843	$734,313,698
Receivable for securities sold	17,515,059	38,282,212
Receivable for futures variation margin	187	—
Receivable for shares sold	1,095,662	785,124
Interest and dividends receivable	1,967,393	6,115,976
Collateral at broker (cash)	263,104	423,490
Other assets	94,840	101,834
Total assets	638,018,088	780,022,334

LIABILITIES
Payable for securities purchased	19,916,473	45,801,388
Payable for shares redeemed	266,936	749,140
Payable for futures margin	19,578	23,527
Payable to Calvert Investment Management, Inc.	228,300	247,100
Payable to Calvert Investment Administrative Services, Inc	137,893	144,145
Payable to Calvert Investment Services, Inc	12,287	7,592
Payable to Calvert Distributors, Inc.	145,705	99,217
Accrued expenses and other liabilities	92,324	176,484
Total liabilities	20,819,496	47,248,593
NET ASSETS	$617,198,592	$732,773,741

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Balanced Portfolio:
Class A: 16,451,485 shares outstanding	$471,251,781
Class B: 154,683 shares outstanding	6,352,128
Class C: 1,398,429 shares outstanding	42,335,101
Class I: 1,283,403 shares outstanding	39,866,657
Class Y: 9,283 shares outstanding	307,541
Bond Portfolio:
Class A: 25,342,146 shares outstanding		$407,931,537
Class B: 85,016 shares outstanding		2,078,601
Class C: 2,220,000 shares outstanding		34,868,373
Class I: 15,750,740 shares outstanding		250,455,207
Class Y: 2,999,992 shares outstanding		47,777,254
Undistributed net investment income	157,689	43,679
Accumulated net realized gain (loss)	(3,927,961)	(16,214,960)
Net unrealized appreciation (depreciation)	60,855,656	5,834,050
NET ASSETS	$617,198,592	$732,773,741

See notes to financial statements.

60 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2014

	BALANCED	BOND
NET ASSETS VALUE PER SHARE	PORTFOLIO	PORTFOLIO
Balanced Portfolio:
Class A (based on net assets of $526,635,407)	$32.01
Class B (based on net assets of $4,862,815)	$31.44
Class C (based on net assets of $43,736,086)	$31.28
Class I (based on net assets of $41,665,648)	$32.46
Class Y (based on net assets of $298,636)	$32.17
Bond Portfolio:
Class A (based on net assets of $400,100,712)		$15.79
Class B (based on net assets of $1,331,076)		$15.66
Class C (based on net assets of $34,833,423)		$15.69
Class I (based on net assets of $248,865,117)		$15.80
Class Y (based on net assets of $47,643,413)		$15.88

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 61

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2014

	EQUITY	LARGE CAP CORE
ASSETS	PORTFOLIO	PORTFOLIO
Investments in securities, at value
(Cost $2,012,314,265 and $123,521,173, respectively) -
see accompanying schedules	$2,939,721,041	$147,446,159
Receivable for securities sold	10,652,998	—
Receivable for shares sold	2,707,111	255,834
Interest and dividends receivable	2,943,285	196,545
Other assets	179,747	70,612
Total assets	2,956,204,182	147,969,150

LIABILITIES
Payable for securities purchased	25,577,930	—
Payable for shares redeemed	13,874,261	35,168
Payable to Calvert Investment Management, Inc.	1,294,519	66,165
Payable to Calvert Investment Administrative Services, Inc	427,559	15,712
Payable to Calvert Investment Services, Inc	23,793	1,687
Payable to Calvert Distributors, Inc.	532,552	24,081
Accrued expenses and other liabilities	1,143,187	23,258
Total liabilities	42,873,801	166,071
NET ASSETS	$2,913,330,381	$147,803,079

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Equity Portfolio:
Class A: 35,351,555 shares outstanding	$1,048,841,056
Class B: 467,429 shares outstanding	(2,774,728)
Class C: 4,679,208 shares outstanding	126,557,027
Class I: 16,858,623 shares outstanding	668,891,298
Class Y: 2,997,448 shares outstanding	114,411,274
Large Cap Core Portfolio:
Class A: 2,952,573 shares outstanding		$54,534,139
Class B: 47,744 shares outstanding		706,592
Class C: 557,161 shares outstanding		9,918,795
Class I: 3,000,943 shares outstanding		55,790,108
Class Y: 45,538 shares outstanding		1,000,548
Undistributed net investment income	2,341,763	314,441
Accumulated net realized gain (loss)	27,655,815	1,613,470
Net unrealized appreciation (depreciation) on investments and
assets and liabilities denominated in foreign currencies	927,406,876	23,924,986
NET ASSETS	$2,913,330,381	$147,803,079

See notes to financial statements.

62 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2014

	EQUITY	LARGE CAP CORE
NET ASSETS VALUE PER SHARE	PORTFOLIO	PORTFOLIO
Equity Portfolio:
Class A (based on net assets of $1,696,243,258)	$47.98
Class B (based on net assets of $18,646,627)	$39.89
Class C (based on net assets of $171,591,705)	$36.67
Class I (based on net assets of $880,282,027)	$52.22
Class Y (based on net assets of $146,566,764)	$48.90
Large Cap Core Portfolio:
Class A (based on net assets of $66,100,049)		$22.39
Class B (based on net assets of $933,090)		$19.54
Class C (based on net assets of $11,277,626)		$20.24
Class I (based on net assets of $68,465,030)		$22.81
Class Y (based on net assets of $1,027,284)		$22.56

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 63

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2014

	BALANCED	BOND
NET INVESTMENT INCOME	PORTFOLIO	PORTFOLIO
Investment Income:
Interest income	$3,205,352	$12,552,939
Dividend income (net of foreign taxes withheld of
$33,339 and $0, respectively)	2,991,433	—
Total investment income	6,196,785	12,552,939
Expenses:
Investment advisory fee	1,221,753	1,245,780
Transfer agency fees and expenses	397,010	500,781
Administrative fees	789,068	836,816
Distribution Plan expenses:
Class A	600,387	401,465
Class B	26,948	9,014
Class C	203,929	179,642
Trustees’ fees and expenses	30,229	30,453
Custodian fees	55,722	48,059
Registration fees	30,356	30,363
Reports to shareholders	65,277	68,633
Professional fees	30,656	32,967
Miscellaneous	55,416	35,325
Total expenses	3,506,751	3,419,298
Reimbursement from Advisor:
Class B	(1,836)	(6,811)
Class Y	(4,878)	—
Fees waived	(4,400)	—
Net expenses	3,495,637	3,412,487

NET INVESTMENT INCOME	2,701,148	9,140,452

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	52,139,019	(3,456,273)
Futures	210,411	23,067
	52,349,430	(3,433,206)
Change in unrealized appreciation (depreciation) on:
Investments	(16,581,763)	12,174,015
Futures	(108,148)	633,804
	(16,689,911)	12,807,819

NET REALIZED AND UNREALIZED
GAIN (LOSS)	35,659,519	9,374,613

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$38,360,667	$18,515,065

See notes to financial statements.

64 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2014

	EQUITY	LARGE CAP CORE
NET INVESTMENT INCOME	PORTFOLIO	PORTFOLIO
Investment Income:
Interest income	$103,235	$3,424
Dividend income (net of foreign taxes withheld of
$111,728 and $24,788, respectively)	17,377,193	1,453,960
Total investment income	17,480,428	1,457,384
Expenses:
Investment advisory fee	7,083,569	415,303
Transfer agency fees and expenses	2,043,654	62,176
Administrative fees	2,451,330	87,730
Distribution Plan expenses:
Class A	2,114,916	77,912
Class B	105,024	5,130
Class C	844,270	51,760
Trustees’ fees and expenses	138,431	5,875
Custodian fees	72,609	15,787
Registration fees	39,181	27,493
Reports to shareholders	241,562	8,505
Professional fees	90,513	12,479
Miscellaneous	135,238	8,376
Total expenses	15,360,297	778,526
Reimbursement from Advisor:
Class B	—	(3,191)
Class Y	—	(4,353)
Fees waived	(220,765)	(69,217)
Net expenses	15,139,532	701,765

NET INVESTMENT INCOME	2,340,896	755,619

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	144,418,230	11,875,623
Foreign currency transactions	(294)	(43)
	144,417,936	11,875,580
Change in unrealized appreciation (depreciation) on:
Investments	180,684,577	(360,880)
Assets and liabilities denominated in foreign currencies	(88)	(23)
	180,684,489	(360,903)

NET REALIZED AND UNREALIZED
GAIN (LOSS)	325,102,425	11,514,677

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$327,443,321	$12,270,296

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 65

BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2014	2013
Operations:
Net investment income	$2,701,148	$3,860,311
Net realized gain (loss)	52,349,430	35,536,780
Change in unrealized appreciation (depreciation)	(16,689,911)	19,453,469

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	38,360,667	58,850,560

Distributions to shareholders from:
Net investment income:
Class A shares	(2,392,233)	(3,403,468)
Class C shares	(31,443)	(15,207)
Class I shares	(274,555)	(397,208)
Class Y shares	(1,061)	(28)
Net realized gain:
Class A shares	(59,531,819)	—
Class B shares	(654,385)	—
Class C shares	(4,834,002)	—
Class I shares	(4,216,972)	—
Class Y shares	(18,339)	—
Total distributions	(71,954,809)	(3,815,911)

Capital share transactions:
Shares sold:
Class A shares	34,078,463	63,408,193
Class B shares	119,259	214,034
Class C shares	6,762,933	8,036,921
Class I shares	8,798,892	5,187,762
Class Y shares	291,588	64,136
Reinvestment of distributions:
Class A shares	58,150,251	3,168,097
Class B shares	628,477	—
Class C shares	4,053,132	12,161
Class I shares	4,491,527	397,208
Class Y shares	19,373	28
Redemption fees:
Class A shares	462	1,140
Class B shares	—	432
Class C shares	1,429	13

See notes to financial statements.

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BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS - CONT’D	2014	2013
Capital share transactions - (cont’d):
Shares redeemed:
Class A shares	($33,835,967)	($64,696,039)
Class B shares	(1,284,584)	(2,944,572)
Class C shares	(2,474,883)	(3,307,773)
Class I shares	(5,286,137)	(2,949,285)
Class Y shares	(67,584)	—
Total capital share transactions	74,446,631	6,592,456

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,852,489	61,627,105

NET ASSETS
Beginning of period	576,346,103	514,718,998
End of period (including undistributed net investment
income of $157,689 and $155,833, respectively)	$617,198,592	$576,346,103

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	1,052,202	1,962,409
Class B shares	3,801	6,784
Class C shares	212,815	255,491
Class I shares	266,033	157,666
Class Y shares	8,926	1,920
Reinvestment of distributions:
Class A shares	1,874,934	98,514
Class B shares	20,667	—
Class C shares	134,010	406
Class I shares	142,601	12,159
Class Y shares	622	1
Shares redeemed:
Class A shares	(1,040,960)	(2,025,279)
Class B shares	(40,179)	(93,499)
Class C shares	(78,926)	(104,685)
Class I shares	(154,841)	(89,365)
Class Y shares	(2,186)	—
Total capital share activity	2,399,519	182,522

See notes to financial statements.

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BOND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2014	2013
Operations:
Net investment income	$9,140,452	$16,688,515
Net realized gain (loss)	(3,433,206)	(7,735,258)
Change in unrealized appreciation (depreciation)	12,807,819	(25,759,869)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	18,515,065	(16,806,612)

Distributions to shareholders from:
Net investment income:
Class A shares	(4,795,711)	(9,776,724)
Class B shares	(11,796)	(35,223)
Class C shares	(284,179)	(573,342)
Class I shares	(3,475,182)	(5,909,076)
Class Y shares	(565,401)	(951,304)
Net realized gain:
Class A shares	(776,153)	(7,502,401)
Class B shares	(3,821)	(65,325)
Class C shares	(71,127)	(722,645)
Class I shares	(445,539)	(3,211,527)
Class Y shares	(78,698)	(595,805)
Total distributions	(10,507,607)	(29,343,372)

Capital share transactions:
Shares sold:
Class A shares	36,532,510	81,872,988
Class B shares	17,673	134,685
Class C shares	1,833,543	5,241,256
Class I shares	36,770,348	70,700,789
Class Y shares	13,127,777	17,877,419
Reinvestment of distributions:
Class A shares	5,055,349	15,206,465
Class B shares	14,137	86,476
Class C shares	276,955	963,908
Class I shares	3,864,567	9,002,425
Class Y shares	499,673	618,600
Redemption fees:
Class A shares	1,698	10,718
Class C shares	18	35
Class I shares	—	2,742
Class Y shares	—	1,145

See notes to financial statements.

68 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED)

BOND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS - (CONT’D)	2014	2013
Capital share transactions - (cont’d):
Shares redeemed:
Class A shares	($54,836,817)	($134,477,388)
Class B shares	(993,118)	(2,008,230)
Class C shares	(5,291,165)	(11,971,381)
Class I shares	(14,990,901)	(48,694,776)
Class Y shares	(5,753,093)	(12,209,676)
Total capital share transactions	16,129,154	(7,641,800)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,136,612	(53,791,784)

NET ASSETS
Beginning of period	708,637,129	762,428,913
End of period (including undistributed net investment
income of $43,679 and $35,496, respectively)	$732,773,741	$708,637,129

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	2,330,475	5,046,798
Class B shares	1,132	8,255
Class C shares	117,682	323,505
Class I shares	2,340,367	4,388,801
Class Y shares	830,141	1,099,163
Reinvestment of distributions:
Class A shares	322,277	937,102
Class B shares	910	5,346
Class C shares	17,779	59,643
Class I shares	246,116	555,725
Class Y shares	31,656	38,032
Shares redeemed:
Class A shares	(3,496,066)	(8,392,729)
Class B shares	(63,852)	(126,022)
Class C shares	(339,806)	(748,716)
Class I shares	(957,131)	(3,048,259)
Class Y shares	(364,619)	(757,715)
Total capital share activity	1,017,061	(611,071)

See notes to financial statements.

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EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2014	2013
Operations:
Net investment income	$2,340,896	$7,665,282
Net realized gain (loss)	144,417,936	108,150,928
Change in unrealized appreciation (depreciation)	180,684,489	275,817,086

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	327,443,321	391,633,296

Distributions to shareholders from:
Net investment income:
Class A shares	(1,953,127)	(279,800)
Class I shares	(3,745,006)	(640,601)
Class Y shares	(487,144)	(79,397)
Net realized gain:
Class A shares	(70,302,560)	(2,093,651)
Class B shares	(1,071,098)	(44,442)
Class C shares	(9,026,764)	(266,839)
Class I shares	(32,430,734)	(863,847)
Class Y shares	(5,862,296)	(152,811)
Total distributions	(124,878,729)	(4,421,388)

Capital share transactions:
Shares sold:
Class A shares	108,134,473	201,724,553
Class B shares	88,208	84,191
Class C shares	7,984,463	11,735,347
Class I shares	59,219,606	153,081,771
Class Y shares	19,998,613	46,400,428
Reinvestment of distributions:
Class A shares	65,706,127	2,171,135
Class B shares	1,003,385	40,654
Class C shares	7,262,330	211,995
Class I shares	33,778,840	1,380,789
Class Y shares	5,024,984	132,181
Redemption fees:
Class A shares	3,930	13,412
Class C shares	3,723	298
Class I shares	2	1,371
Class Y shares	527	3,124

See notes to financial statements.

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EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS - (CONT’D)	2014	2013
Capital share transactions - (cont’d):
Shares redeemed:
Class A shares	($199,523,333)	($331,866,220)
Class B shares	(5,335,859)	(10,362,030)
Class C shares	(11,714,342)	(25,261,442)
Class I shares	(73,512,651)	(135,739,579)
Class Y shares	(25,716,583)	(35,053,099)
Total capital share transactions	(7,593,557)	(121,301,121)

TOTAL INCREASE (DECREASE) IN NET ASSETS	194,971,035	265,910,787

NET ASSETS
Beginning of period	2,718,359,346	2,452,448,559
End of period (including undistributed net investment income
of $2,341,763 and $6,186,144, respectively)	$2,913,330,381	$2,718,359,346

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	2,287,545	4,896,698
Class B shares	2,249	2,430
Class C shares	220,862	366,750
Class I shares	1,152,792	3,433,069
Class Y shares	414,986	1,113,522
Reinvestment of distributions:
Class A shares	1,419,460	56,821
Class B shares	26,049	1,256
Class C shares	205,267	7,114
Class I shares	668,196	33,440
Class Y shares	106,264	3,406
Shares redeemed:
Class A shares	(4,216,576)	(8,075,327)
Class B shares	(134,343)	(299,646)
Class C shares	(322,552)	(787,551)
Class I shares	(1,437,467)	(3,051,497)
Class Y shares	(537,335)	(836,014)
Total capital share activity	(144,603)	(3,135,529)

See notes to financial statements.

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LARGE CAP CORE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2014	2013
Operations:
Net investment income	$755,619	$1,014,776
Net realized gain (loss)	11,875,580	5,549,874
Change in unrealized appreciation (depreciation)	(360,903)	15,308,874

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,270,296	21,873,524

Distributions to shareholders from:
Net investment income:
Class A shares	(437,328)	(306,548)
Class I shares	(789,160)	(486,395)
Class Y shares	(4)	—
Net realized gain:
Class A shares	(4,763,060)	(55,863)
Class B shares	(90,768)	(1,924)
Class C shares	(862,640)	(10,413)
Class I shares	(4,772,868)	(58,612)
Class Y shares	(859)	—
Total distributions	(11,716,687)	(919,755)

Capital share transactions:
Shares sold:
Class A shares	8,765,620	14,972,293
Class B shares	13,669	17,994
Class C shares	1,825,143	1,919,432
Class I shares	6,488,480	16,021,042
Class Y shares	998,253	4,300
Reinvestment of distributions:
Class A shares	4,637,941	321,792
Class B shares	86,132	1,698
Class C shares	616,426	8,143
Class I shares	5,562,027	545,007
Class Y shares	863	—
Redemption fees:
Class A shares	212	467
Class C shares	—	72
Shares redeemed:
Class A shares	(6,086,202)	(7,262,044)
Class B shares	(253,480)	(534,834)
Class C shares	(565,849)	(1,250,377)
Class I shares	(3,408,395)	(11,003,585)
Class Y shares	(2,868)	—
Total capital share transactions	18,677,972	13,761,400

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,231,581	34,715,169

NET ASSETS
Beginning of period	128,571,498	93,856,329
End of period (including undistributed net investment income
of $314,441 and $785,314, respectively)	$147,803,079	$128,571,498

See notes to financial statements.

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LARGE CAP CORE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
CAPITAL SHARE ACTIVITY	2014	2013
Shares sold:
Class A shares	395,906	720,225
Class B shares	698	970
Class C shares	90,794	99,971
Class I shares	286,511	761,243
Class Y shares	45,436	195
Reinvestment of distributions:
Class A shares	216,336	17,383
Class B shares	4,621	104
Class C shares	31,989	486
Class I shares	253,491	28,952
Class Y shares	40	—
Shares redeemed:
Class A shares	(277,508)	(354,687)
Class B shares	(12,942)	(29,684)
Class C shares	(28,377)	(65,257)
Class I shares	(151,285)	(510,210)
Class Y shares	(133)	—
Total capital share activity	855,577	669,691

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with seven separate portfolios, four of which are reported herein: Balanced, Bond, Equity, and Large Cap Core (formerly known as Enhanced Equity). Balanced, Equity, and Large Cap Core are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Balanced, Bond, Equity, and Large Cap Core each offer Class A, Class B, Class C, Class I, and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties. Special Equities investments, as described in the Fund’s prospectus and statement of additional information, are fair valued by the Board’s Special Equities Committee.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

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The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. $3,574,127 transferred from Level 3 to Level 2 during the period for Equity. There were no such transfers during the period for Balanced, Bond and Equity. Valuation techniques used to value the Funds’ investments by major category are as follows: Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale

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price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or, with respect to Special Equities investments, by the Special Equities Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of

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the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At March 31, 2014, the following securities were fair valued in good faith under the direction of the Board:

	TOTAL FAIR VALUE
	INVESTMENTS	% OF NET ASSETS
Balanced	$12,844,018	2.1%
Bond	$3,033,449	0.4%
Equity	$34,002,878	1.2%

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The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2014:

BALANCED		VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-backed securities	—	$17,253,067	—	$17,253,067
Collateralized mortgage-backed
obligations	—	1,225,762	—	1,225,762
Commercial mortgage-backed
securities	—	12,803,064	—	12,803,064
Corporate debt	—	145,205,700	__	145,205,700
Equity securities*	$354,522,853	—	__	354,522,853**
Municipal obligations	—	5,209,144	—	5,209,144
Other debt obligations	—	52,201,877	—	52,201,877
U.S. government obligations	—	20,037,468	—	20,037,468
Venture capital	16,600	—	$8,606,308	8,622,908
TOTAL	$354,539,453	$253,936,082	$8,606,308	$617,081,843
Other financial instruments***	($89,151)	—	—	($89,151)

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments. ** Exclusive of $5,913,904 venture capital equity shown in the venture capital heading.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	VENTURE
	CAPITAL	EQUITIES	TOTAL
Balance as of 9/30/13	$8,464,264	$1,033,200	$9,497,464
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(844,085)	(952,500)	(1,796,585)
Change in unrealized appreciation (depreciation)	1,203,178	966,800	2,169,978
Purchases	—	—	—
Sales	(217,049)	(1,047,500)	(1,264,549)
Transfers in and/or out of Level 3[1]	—	—	—
Balance as of 3/31/14	$8,606,308	—	$8,606,308

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

For the six months ended March 31, 2014, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $2,169,978. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

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BOND		VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-backed securities	—	$49,177,942	—	$49,177,942
Collateralized mortgage-backed
obligations	—	3,120,223	—	3,120,223
Commercial mortgage-backed
securities	—	43,087,949	—	43,087,949
Corporate debt	—	540,546,043	**	540,546,043
Municipal obligations	—	23,506,847	—	23,506,847
U.S. government obligations	—	46,967,079	—	46,967,079
Other debt obligations	—	27,907,615	—	27,907,615
TOTAL	—	$734,313,698	**	$734,313,698
Other financial instruments***	$322,549	—	—	$322,549

* For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent $0 or 0.0% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

EQUITY		VALUATION INPUTS
INVESTMENTS IN
SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities*	$2,849,898,522	—	—	$2,849,898,522**
Other debt obligations	—	$66,464,228	—	66,464,228
Venture capital	—	3,574,127	$19,784,164	23,358,291
TOTAL	$2,849,898,522	$70,038,355	$19,784,164***	$2,939,721,041

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments. ** Exclusive of $8,611,341 venture capital equity shown in the venture capital equities heading. *** Level 3 securities represent 0.7% of net assets.

LARGE CAP CORE		VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities *	$140,493,748	—	—	$140,493,748
Other debt obligations	—	$6,952,411	—	6,952,411
TOTAL	$140,493,748	$6,952,411	—	$147,446,159

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A

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Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio, or to provide market exposure to the Portfolio’s uncommitted cash balances. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, Balanced and Bond used U.S. Treasury Notes futures contracts to hedge against interest rate changes and to manage overall duration of the portfolios. Balanced also used market index futures as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio and implement tactical asset allocation decisions. The Fund’s futures contracts at period end are presented in the Schedule of Investments.

During the period, Balanced invested in E-Mini S&P 500 Index Futures as well as 2 year, 5 year, and 10 year U.S. Treasury Notes futures. The volume of outstanding contracts has varied throughout the year with a weighted average of 116 contracts and $11,749,010 weighted average notional value.

During the period, Bond invested in 2 year, 5 year, 10 year, 30 year and Ultra U.S. Treasury Notes futures. The volume of outstanding contracts has varied throughout the year with a weighted average of 200 contracts and $4,943,009 weighted average notional value.

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Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included after the Notes to Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Notes to Schedule of Investments on page 56). A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced, and annually by Equity and Large Cap Core. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

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Redemption Fees: Balanced, Bond, Equity, and Large Cap Core each charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates.

For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

BALANCED:
First $500 Million	.41%
Next $500 Million	.385%
Over $1 Billion	.35%

BOND:
First $1 Billion	.35%
Over $1 Billion	.325%

EQUITY:
First $2 Billion	.50%
Next $1 Billion	.475%
Over $3 Billion	.45%

LARGE CAP CORE:
First $250 Million	.60%
Over $250 Million	.55%

Prior to December 1, 2013, the Advisor received an annual fee, payable monthly, based on the following annual rates of average daily net assets of Balanced: .425% on the first $500 million, .40% on the next $500 million and .375% over $1 billion.

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For the six months ended March 31, 2014, the Advisor voluntarily waived $4,400, $220,765 and $69,217 of its fee for Balanced, Equity and Large Cap Core, respectively.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2015 for Balanced Class I, Balanced Class Y, Bond Class Y, Equity Class Y, Large Cap Core Class I, and Large Cap Core Class Y. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit any acquired fund fees and expenses, if any.

The contractual expense caps are as follows: .72% for Balanced Class I, .955% for Balanced Class Y, .92% for Bond Class Y, .96% for Equity Class Y, .81% for Large Cap Core Class I, and 1.07% for Large Cap Core Class Y.

During the six months ended March 31, 2014, the Advisor voluntarily reimbursed expenses of $1,836, $6,811 and $3,191 for Class B shares of Balanced, Bond and Large Cap Core. As well as, $4,878 and $4,353 for Balanced and Large Cap Core Class Y, respectively.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services for the Fund for an annual fee, payable monthly, based on the following annual rates of average daily net assets:

Balanced (Class A, B, C, & Y)	.275%
Balanced (Class I)	.125%
Bond (Class A, B, C & Y)	.30%
Bond (Class I)	.10%
Equity (Class A, B, C & Y)	.20%
Equity (Class I)	.10%
Large Cap Core (Class A, B, C, & Y)	.15%
Large Cap Core (Class I)	.10%

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund has adopted a Distribution Plan that permits each Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid for Class A may not exceed .35% of the annual average daily net assets of Balanced and Bond and .25% of those of Equity and Large Cap Core. The amount actually paid by Class A of Balanced, Bond, Equity, and Large Cap Core is an annualized fee, payable monthly, of .25% (for Balanced only on assets over $30 million), .20%, .25%, and .25%, respectively, of each Classes’ average daily net assets. The expenses paid for Class B and Class C may not exceed 1.00% of the annual average daily net assets of Balanced, Bond, Equity, and Large Cap Core. The amount actually paid, is an annualized fee, payable monthly of 1.00%, of each Classes’ average daily net assets. Class I and Class Y do not have Distribution Plan expenses.

CID received the following amounts as its portion of the commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2014: $107,488 for Balanced, $16,872 for Bond, $90,232 for Equity, and $15,638 for Large Cap Core.

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Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received fees of $73,715, $46,542, $145,393, and $10,002 for the six months ended March 31, 2014 for Balanced, Bond, Equity, and Large Cap Core, respectively.

The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the “CSI Foundation”). The CSI Foundation is a 501(c)(3) nonprofit organization that receives in-kind support from Calvert and its subsidiaries. The Fund has received an exemptive order from the Securities and Exchange Commission permitting the Fund to make investments in these notes under certain conditions.

Each Trustee of the Funds who is not an employee of the Advisor or its affiliates receives an annual retainer of $48,000 plus a meeting fee of up to $3,000 for each regular Board meeting attended. Additional fees of up to $5,000 annually may be paid to the Board chair and Committee chairs ($10,000 for Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each regular Committee meeting attended. Trustees’ fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the period, the cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term securities, were:

	BALANCED	BOND	EQUITY	LARGE CAP CORE
Purchases	$355,094,185	$327,854,985	$327,762,307	$67,666,875
Sales	333,100,614	298,036,327	452,965,439	55,622,636

U.S. Government security purchases and sales were:

	BALANCED	BOND
Purchases	$123,689,279	$385,784,524
Sales	115,954,754	397,717,174

The Portfolios may purchase securities, typically short-term variable rate demand notes, from or sell to other Portfolios managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2014, such purchase and sales transactions and the related realized gains and losses were:

	BALANCED	BOND	LARGE CAP CORE
Purchases	$9,438,774	$10,000,000	$5,218,167
Sales	10,431,075	20,275,000	11,419,780
Realized gain (loss)	1,009,019	—	3,453,551

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE	EQUITY
30-Sep-17	($83,838,364)

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Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their characters as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. Equity’s use of net capital losses acquired from Calvert Large Cap Growth Fund may be limited under certain tax provisions.

Bond intends to elect to defer net capital losses of $11,924,654 incurred from November 1, 2012 through March 31, 2014 and treat them as arising in the fiscal year ending September 30, 2014.

As of March 31, 2014, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

	BALANCED	BOND
Unrealized appreciation	$69,392,139	$17,812,995
Unrealized (depreciation)	(12,474,571)	(12,882,254)
Net unrealized appreciation/(depreciation)	$56,917,568	$4,930,741

Federal income tax cost of investments	$560,164,275	$729,382,957

		LARGE CAP
	EQUITY	CORE
Unrealized appreciation	$940,062,927	$24,518,211
Unrealized (depreciation)	(13,055,497)	(594,614)
Net unrealized appreciation/(depreciation)	$927,007,430	$23,923,597

Federal income tax cost of investments	$2,012,713,611	$123,522,562

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2014. For the six months ended March 31, 2014, borrowings by Balanced and Bond under the agreement were as follows:

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		WEIGHTED	MAXIMUM
	AVERAGE DAILY	AVERAGE	AMOUNT	MONTH OF MAXIMUM
PORTFOLIO	BALANCE	INTEREST RATE	BORROWED	AMOUNT BORROWED

Balanced	$1,912	1.35%	$347,958	October 2013

Bond	$29,828	1.35%	$1,780,871	November 2013

NOTE E — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio as of March 31, 2014 are as follows:

AFFILIATES	COST	VALUE
GEEMF Partners LP	—	$105,539
Kickboard, Inc.	$285,329	318,896
TOTALS	$285,329	$424,435

Affiliated companies of the Equity Portfolio as of March 31, 2014 are as follows:

AFFILIATES	COST	VALUE
Coastal Ventures III, LP	$300,000	$256,270
Digital Directions International, Inc.	683,778	111,951
Global Resource Options, Inc.	2,500,000	1,407,352
New Day Farms, Inc.	6,225	—
Shangri La Farms, Ltd.	200,000	200,001
TOTALS	$3,690,003	$1,975,574

NOTE F — CAPITAL COMMITMENTS

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $60,000 and $5,415,778, respectively, at March 31, 2014.

NOTE G — REGULATORY MATTERS

In October 2011, the Advisor determined that it was necessary to change the price at which one of the Balanced and Bond portfolio securities was then being fair valued. The Advisor and the Board of Trustees subsequently determined it was appropriate to change the fair value prices at which that security and certain related securities had been carried from March 2008 through September 30, 2011. These fair value revisions had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the affected period. Accordingly, in December 2011, pursuant to an agreement (“the Agreement”) with the Board of Trustees, the Advisor contributed $206,623 and $3,320,907 to the Balanced and Bond Portfolios, respectively, to adjust shareholder trades occurring during the respective period for the benefit of affected shareholders.

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Subsequent to the Agreement, the Securities and Exchange Commission (“SEC”) conducted a compliance examination of the Advisor and the Calvert Funds (“the Funds”). In a letter dated November 1, 2013, the SEC communicated their examination findings that included various deficiencies and weaknesses and concerns regarding whether the contribution and shareholder disbursement, discussed above, was properly calculated and distributed to certain shareholders.

Management of the Advisor and the Funds responded to the SEC examination and believe a number of corrective actions have been taken since October 2011 to address the matters raised in the examination. Also, in management’s opinion, the contribution noted above was properly calculated and distributed by the Balanced and Bond Portfolios to benefit the affected shareholders and was in accordance with the Agreement. It is also management’s opinion that the resolution of the examination matters will not have a material adverse effect on the financial position or results of operations of the Balanced and Bond Portfolios.

NOTE H — SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2014, no other subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2014 (z)	2013 (z)	2012 (z)
Net asset value, beginning	$34.13	$30.81	$26.19
Income from investment operations:
Net investment income	.15	.24	.23
Net realized and unrealized gain (loss)	1.98	3.32	4.62
Total from investment operations	2.13	3.56	4.85
Distributions from:
Net investment income	(.15)	(.24)	(.23)
Net realized gain	(4.10)	—	—
Total distributions	(4.25)	(.24)	(.23)
Total increase (decrease) in net asset value	(2.12)	3.32	4.62
Net asset value, ending	$32.01	$34.13	$30.81

Total return*	6.69%	11.60%	18.58%
Ratios to average net assets: A
Net investment income	.94% (a)	.76%	.78%
Total expenses	1.14% (a)	1.18%	1.22%
Expenses before offsets	1.14% (a)	1.18%	1.22%
Net expenses	1.14% (a)	1.18%	1.22%
Portfolio turnover	82%	114%	145%
Net assets, ending (in thousands)	$526,635	$497,160	$447,678

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010 (z)	2009
Net asset value, beginning	$25.94	$24.02	$25.03
Income from investment operations:
Net investment income	.29	.27	.40
Net realized and unrealized gain (loss)	.22	1.91	(1.03)
Total from investment operations	.51	2.18	(.63)
Distributions from:
Net investment income	(.26)	(.26)	(.38)
Net realized gain	—	—	***
Total distributions	(.26)	(.26)	(.38)
Total increase (decrease) in net asset value	.25	1.92	(1.01)
Net asset value, ending	$26.19	$25.94	$24.02

Total return*	1.94%	9.12%	(2.29%)
Ratios to average net assets: A
Net investment income	1.04%	1.08%	1.87%
Total expenses	1.22%	1.23%	1.28%
Expenses before offsets	1.22%	1.23%	1.28%
Net expenses	1.22%	1.23%	1.28%
Portfolio turnover	100%	75%	57%
Net assets, ending (in thousands)	$405,716	$419,363	$404,542

See notes to financial highlights.

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BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2014 (z)	2013 (z)	2012 (z)
Net asset value, beginning	$33.63	$30.47	$25.96
Income from investment operations:
Net investment income (loss)	(.04)	(.11)	(.07)
Net realized and unrealized gain (loss)	1.95	3.27	4.58
Total from investment operations	1.91	3.16	4.51
Distributions from:
Net investment income	—	—	***
Net realized gain	(4.10)	—	—
Total distributions	(4.10)	—	—
Total increase (decrease) in net asset value	(2.19)	3.16	4.51
Net asset value, ending	$31.44	$33.63	$30.47

Total return*	6.09%	10.37%	17.39%
Ratios to average net assets: A
Net investment income (loss)	(.22%) (a)	(.34%)	(.23%)
Total expenses	2.36% (a)	2.30%	2.23%
Expenses before offsets	2.29% (a)	2.29%	2.23%
Net expenses	2.29% (a)	2.29%	2.23%
Portfolio turnover	82%	114%	145%
Net assets, ending (in thousands)	$4,863	$5,731	$7,835

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011 (z)	2010 (z)	2009
Net asset value, beginning	$25.73	$23.83	$24.84
Income from investment operations:
Net investment income	**	.01	.13
Net realized and unrealized gain (loss)	.23	1.90	(.99)
Total from investment operations	.23	1.91	(.86)
Distributions from:
Net investment income	—	(.01)	(.15)
Net realized gain	—	—	***
Total distributions	—	(.01)	(.15)
Total increase (decrease) in net asset value	.23	1.90	(1.01)
Net asset value, ending	$25.96	$25.73	$23.83

Total return*	.89%	8.02%	(3.35%)
Ratios to average net assets: A
Net investment income	.01%	.04%	.82%
Total expenses	2.24%	2.27%	2.36%
Expenses before offsets	2.24%	2.27%	2.36%
Net expenses	2.24%	2.27%	2.35%
Portfolio turnover	100%	75%	57%
Net assets, ending (in thousands)	$9,306	$12,127	$14,294

See notes to financial highlights.

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BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2014 (z)	2013 (z)	2012 (z)
Net asset value, beginning	$33.45	$30.23	$25.72
Income from investment operations:
Net investment income (loss)	.03	(.02)	(.02)
Net realized and unrealized gain (loss)	1.92	3.25	4.54
Total from investment operations	1.95	3.23	4.52
Distributions from:
Net investment income	(.02)	(.01)	(.01)
Net realized gain	(4.10)	—	—
Total distributions	(4.12)	(.01)	(.01)
Total increase (decrease) in net asset value	(2.17)	3.22	4.51
Net asset value, ending	$31.28	$33.45	$30.23

Total return*	6.27%	10.71%	17.60%
Ratios to average net assets: A
Net investment income (loss)	.16% (a)	(.06%)	(.05%)
Total expenses	1.93% (a)	1.99%	2.05%
Expenses before offsets	1.93% (a)	1.99%	2.05%
Net expenses	1.93% (a)	1.99%	2.05%
Portfolio turnover	82%	114%	145%
Net assets, ending (in thousands)	$43,736	$37,812	$29,605

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010 (z)	2009
Net asset value, beginning	$25.47	$23.58	$24.58
Income from investment operations:
Net investment income	.05	.05	.19
Net realized and unrealized gain (loss)	.23	1.88	(1.01)
Total from investment operations	.28	1.93	(.82)
Distributions from:
Net investment income	(.03)	(.04)	(.18)
Net realized gain	—	—	***
Total distributions	(.03)	(.04)	(.18)
Total increase (decrease) in net asset value	.25	1.89	(1.00)
Net asset value, ending	$25.72	$25.47	$23.58

Total return*	1.08%	8.17%	(3.22%)
Ratios to average net assets: A
Net investment income	.18%	.19%	.95%
Total expenses	2.07%	2.12%	2.21%
Expenses before offsets	2.07%	2.12%	2.21%
Net expenses	2.07%	2.12%	2.21%
Portfolio turnover	100%	75%	57%
Net assets, ending (in thousands)	$24,335	$24,269	$21,810

See notes to financial highlights.

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BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2014 (z)	2013 (z)	2012 (z)
Net asset value, beginning	$34.55	$31.19	$26.49
Income from investment operations:
Net investment income	.24	.41	.45
Net realized and unrealized gain (loss)	2.00	3.35	4.61
Total from investment operations	2.24	3.76	5.06
Distributions from:
Net investment income	(.23)	(.40)	(.36)
Net realized gain	(4.10)	—	—
Total distributions	(4.33)	(.40)	(.36)
Total increase (decrease) in net asset value	(2.09)	3.36	4.70
Net asset value, ending	$32.46	$34.55	$31.19

Total return*	6.94%	12.13%	19.16%
Ratios to average net assets: A
Net investment income	1.45% (a)	1.26%	1.43%
Total expenses	.65% (a)	.68%	.83%
Expenses before offsets	.65% (a)	.68%	.70%
Net expenses	.65% (a)	.68%	.70%
Portfolio turnover	82%	114%	145%
Net assets, ending (in thousands)	$41,666	$35,578	$29,601

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2011 (z)	2010 (z)	2009
Net asset value, beginning	$26.22	$24.25	$25.27
Income from investment operations:
Net investment income	.43	.42	.52
Net realized and unrealized gain (loss)	.23	1.93	(1.04)
Total from investment operations	.66	2.35	(.52)
Distributions from:
Net investment income	(.39)	(.38)	(.50)
Net realized gain	—	—	***
Total distributions	(.39)	(.38)	(.50)
Total increase (decrease) in net asset value	.27	1.97	(1.02)
Net asset value, ending	$26.49	$26.22	$24.25

Total return*	2.45%	9.72%	(1.76%)
Ratios to average net assets: A
Net investment income	1.54%	1.62%	2.42%
Total expenses	1.33%	1.09%	.89%
Expenses before offsets	.72%	.72%	.73%
Net expenses	.72%	.72%	.72%
Portfolio turnover	100%	75%	57%
Net assets, ending (in thousands)	$1,820	$1,518	$5,875

See notes to financial highlights.

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BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,
CLASS Y SHARES	2014 (z)	2013 ## (z)
Net asset value, beginning	$34.25	$32.60
Income from investment operations:
Net investment income	.18	.18
Net realized and unrealized gain (loss)	1.98	1.48
Total from investment operations	2.16	1.66
Distributions from:
Net investment income	(.14)	(.01)
Net realized gain	(4.10)	—
Total distributions	(4.24)	(.01)
Total increase (decrease) in net asset value	(2.08)	1.65
Net asset value, ending	$32.17	$34.25

Total return*	6.77%	5.11%
Ratios to average net assets: A
Net investment income	1.15% (a)	.71% (a)
Total expenses	6.25% (a)	61.96% (a)
Expenses before offsets	.96% (a)	.97% (a)
Net expenses	.96% (a)	.97% (a)
Portfolio turnover	82%	114%
Net assets, ending (in thousands)	$299	$66

See notes to financial highlights.

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BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2014	2013 (z)	2012
Net asset value, beginning	$15.61	$16.58	$15.85
Income from investment operations:
Net investment income	.19	.33	.40
Net realized and unrealized gain (loss)	.21	(.69)	.91
Total from investment operations	.40	(.36)	1.31
Distributions from:
Net investment income	(.19)	(.35)	(.41)
Net realized gain	(.03)	(.26)	(.17)
Total distributions	(.22)	(.61)	(.58)
Total increase (decrease) in net asset value	.18	(.97)	.73
Net asset value, ending	$15.79	$15.61	$16.58

Total return*	2.57%	(2.27%)	8.47%
Ratios to average net assets: A
Net investment income	2.39% (a)	2.05%	2.52%
Total expenses	1.13% (a)	1.11%	1.16%
Expenses before offsets	1.13% (a)	1.11%	1.16%
Net expenses	1.13% (a)	1.11%	1.16%
Portfolio turnover	100%	214%	228%
Net assets, ending (in thousands)	$400,101	$408,823	$473,995

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010^	2009^
Net asset value, beginning	$16.00^	$15.12^	$15.06^
Income from investment operations:
Net investment income	.42	.41	.53
Net realized and unrealized gain (loss)	.02^	.95^	.30^
Total from investment operations	.44	1.36	.83
Distributions from:
Net investment income	(.43)	(.38)	(.51)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.59)	(.48)	(.77)
Total increase (decrease) in net asset value	(.15)	.88	.06
Net asset value, ending	$15.85	$16.00^	$15.12^

Total return*	2.83%^	9.19%^	5.97%^
Ratios to average net assets: A
Net investment income	2.63%	2.63%	3.71%
Total expenses	1.13%	1.14%	1.15%
Expenses before offsets	1.13%	1.14%	1.15%
Net expenses	1.13%	1.14%	1.14%
Portfolio turnover	203%	78%	77%
Net assets, ending (in thousands)	$516,884	$592,736^	$597,246^

See notes to financial highlights.

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BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2014	2013 (z)	2012
Net asset value, beginning	$15.49	$16.45	$15.74
Income from investment operations:
Net investment income	.10	.16	.24
Net realized and unrealized gain (loss)	.21	(.69)	.89
Total from investment operations	.31	(.53)	1.13
Distributions from:
Net investment income	(.11)	(.17)	(.25)
Net realized gain	(.03)	(.26)	(.17)
Total distributions	(.14)	(.43)	(.42)
Total increase (decrease) in net asset value	.17	(.96)	.71
Net asset value, ending	$15.66	$15.49	$16.45

Total return*	2.00%	(3.28%)	7.32%
Ratios to average net assets: A
Net investment income	1.31% (a)	.96%	1.50%
Total expenses	2.95% (a)	2.36%	2.31%
Expenses before offsets	2.19% (a)	2.19%	2.19%
Net expenses	2.19% (a)	2.19%	2.19%
Portfolio turnover	100%	214%	228%
Net assets, ending (in thousands)	$1,331	$2,274	$4,265

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011	2010^	2009^
Net asset value, beginning	$15.89^	$15.03^	$14.97^
Income from investment operations:
Net investment income	.26	.25	.40
Net realized and unrealized gain (loss)	.02^	.93^	.29^
Total from investment operations	.28	1.18	.69
Distributions from:
Net investment income	(.27)	(.22)	(.37)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.43)	(.32)	(.63)
Total increase (decrease) in net asset value	(.15)	.86	.06
Net asset value, ending	$15.74	$15.89^	$15.03^

Total return*	1.78%^	7.98%^	5.00%^
Ratios to average net assets: A
Net investment income	1.57%	1.60%	2.81%
Total expenses	2.21%	2.18%	2.13%
Expenses before offsets	2.19%	2.18%	2.13%
Net expenses	2.19%	2.18%	2.11%
Portfolio turnover	203%	78%	77%
Net assets, ending (in thousands)	$5,635	$8,845^	$11,803^

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BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2014	2013 (z)	2012
Net asset value, beginning	$15.52	$16.48	$15.76
Income from investment operations:
Net investment income	.12	.20	.27
Net realized and unrealized gain (loss)	.20	(.68)	.90
Total from investment operations	.32	(.48)	1.17
Distributions from:
Net investment income	(.12)	(.22)	(.28)
Net realized gain	(.03)	(.26)	(.17)
Total distributions	(.15)	(.48)	(.45)
Total increase (decrease) in net asset value	.17	(.96)	.72
Net asset value, ending	$15.69	$15.52	$16.48

Total return*	2.10%	(3.01%)	7.58%
Ratios to average net assets: A
Net investment income	1.58% (a)	1.26%	1.73%
Total expenses	1.94% (a)	1.90%	1.96%
Expenses before offsets	1.94% (a)	1.90%	1.96%
Net expenses	1.94% (a)	1.90%	1.96%
Portfolio turnover	100%	214%	228%
Net assets, ending (in thousands)	$34,833	$37,620	$45,974

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011	2010^	2009^
Net asset value, beginning	$15.90^	$15.04^	$14.97^
Income from investment operations:
Net investment income	.29	.29	.42
Net realized and unrealized gain (loss)	.03^	.93^	.31^
Total from investment operations	.32	1.22	.73
Distributions from:
Net investment income	(.30)	(.26)	(.40)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.46)	(.36)	(.66)
Total increase (decrease) in net asset value	(.14)	.86	.07
Net asset value, ending	$15.76	$15.90^	$15.04^

Total return*	2.08%^	8.24%^	5.23%^
Ratios to average net assets: A
Net investment income	1.83%	1.85%	2.93%
Total expenses	1.93%	1.91%	1.94%
Expenses before offsets	1.93%	1.91%	1.94%
Net expenses	1.93%	1.91%	1.92%
Portfolio turnover	203%	78%	77%
Net assets, ending (in thousands)	$47,123	$54,230^	$56,223^

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BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2014	2013 (z)	2012
Net asset value, beginning	$15.62	$16.59	$15.85
Income from investment operations:
Net investment income	.23	.43	.50
Net realized and unrealized gain (loss)	.21	(.70)	.92
Total from investment operations	.44	(.27)	1.42
Distributions from:
Net investment income	(.23)	(.44)	(.51)
Net realized gain	(.03)	(.26)	(.17)
Total distributions	(.26)	(.70)	(.68)
Total increase (decrease) in net asset value	.18	(.97)	.74
Net asset value, ending	$15.80	$15.62	$16.59

Total return*	2.87%	(1.69%)	9.21%
Ratios to average net assets: A
Net investment income	3.01% (a)	2.66%	3.12%
Total expenses	.52% (a)	.51%	.56%
Expenses before offsets	.52% (a)	.51%	.56%
Net expenses	.52% (a)	.51%	.56%
Portfolio turnover	100%	214%	228%
Net assets, ending (in thousands)	$248,865	$220,621	$202,799

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2011	2010^	2009^
Net asset value, beginning	$16.01^	$15.13^	$15.07^
Income from investment operations:
Net investment income	.51	.50	.63
Net realized and unrealized gain (loss)	.01^	.96^	.30^
Total from investment operations	.52	1.46	.93
Distributions from:
Net investment income	(.52)	(.48)	(.61)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.68)	(.58)	(.87)
Total increase (decrease) in net asset value	(.16)	.88	.06
Net asset value, ending	$15.85	$16.01^	$15.13^

Total return*	3.39%^	9.84%^	6.67%^
Ratios to average net assets: A
Net investment income	3.25%	3.24%	4.35%
Total expenses	.52%	.52%	.54%
Expenses before offsets	.52%	.52%	.54%
Net expenses	.52%	.52%	.52%
Portfolio turnover	203%	78%	77%
Net assets, ending (in thousands)	$224,792	$213,395^	$186,327^

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BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2014	2013 (z)	2012
Net asset value, beginning	$15.70	$16.67	$15.93
Income from investment operations:
Net investment income	.21	.38	.45
Net realized and unrealized gain (loss)	.21	(.70)	.92
Total from investment operations	.42	(.32)	1.37
Distributions from:
Net investment income	(.21)	(.39)	(.46)
Net realized gain	(.03)	(.26)	(.17)
Total distributions	(.24)	(.65)	(.63)
Total increase (decrease) in net asset value	.18	(.97)	.74
Net asset value, ending	$15.88	$15.70	$16.67

Total return*	2.70%	(1.97%)	8.79%
Ratios to average net assets: A
Net investment income	2.72% (a)	2.36%	2.81%
Total expenses	.82% (a)	.81%	.87%
Expenses before offsets	.82% (a)	.81%	.87%
Net expenses	.82% (a)	.81%	.87%
Portfolio turnover	100%	214%	228%
Net assets, ending (in thousands)	$47,643	$39,300	$35,396

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011	2010^	2009#^
Net asset value, beginning	$16.06^	$15.16^	$14.33^
Income from investment operations:
Net investment income	.46	.41	.48
Net realized and unrealized gain (loss)	.03^	.98^	1.08^
Total from investment operations	.49	1.39	1.56
Distributions from:
Net investment income	(.46)	(.39)	(.47)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.62)	(.49)	(.73)
Total increase (decrease) in net asset value	(.13)	.90	.83
Net asset value, ending	$15.93	$16.06^	$15.16^

Total return*	3.17%^	9.34%^	11.31%^
Ratios to average net assets: A
Net investment income	2.91%	2.71%	3.36% (a)
Total expenses	.83%	1.00%	5.39% (a)
Expenses before offsets	.83%	.92%	.93% (a)
Net expenses	.83%	.92%	.92% (a)
Portfolio turnover	203%	78%	69%
Net assets, ending (in thousands)	$26,987	$14,321^	$624^

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EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2014 (z)	2013 (z)	2012 (z)
Net asset value, beginning	$44.68	$38.48	$32.91
Income from investment operations:
Net investment income (loss)	—	.07	(.05)
Net realized and unrealized gain (loss)	5.34	6.19	7.32
Total from investment operations	5.34	6.26	7.27
Distributions from:
Net investment income	(.05)	(.01)	—
Net realized gain	(1.99)	(.05)	(1.70)
Total distributions	(2.04)	(.06)	(1.70)
Total increase (decrease) in net asset value	3.30	6.20	5.57
Net asset value, ending	$47.98	$44.68	$38.48

Total return*	12.14%	16.30%	22.75%
Ratios to average net assets: A
Net investment income (loss)	.02% (a)	.18%	(.15%)
Total expenses	1.21% (a)	1.21%	1.21%
Expenses before offsets	1.19% (a)	1.20%	1.21%
Net expenses	1.19% (a)	1.20%	1.21%
Portfolio turnover	12%	32%	36%
Net assets, ending (in thousands)	$1,696,243	$1,602,401	$1,500,089

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$32.56	$29.25	$32.92
Income from investment operations:
Net investment income (loss)	(.09)	(.04)	.06
Net realized and unrealized gain (loss)	.44	3.39	(1.81)
Total from investment operations	.35	3.35	(1.75)
Distributions from:
Net investment income	—	(.04)	—
Net realized gain	—	—	(1.92)
Total distributions	—	(.04)	(1.92)
Total increase (decrease) in net asset value	.35	3.31	(3.67)
Net asset value, ending	$32.91	$32.56	$29.25

Total return*	1.07%	11.44%	(3.46%)
Ratios to average net assets: A
Net investment income (loss)	(.25%)	(.13%)	.23%
Total expenses	1.20%	1.22%	1.28%
Expenses before offsets	1.20%	1.22%	1.28%
Net expenses	1.20%	1.22%	1.28%
Portfolio turnover	41%	39%	38%
Net assets, ending (in thousands)	$1,297,315	$980,605	$837,205

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EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2014 (z)	2013 (z)	2012 (z)
Net asset value, beginning	$37.58	$32.65	$28.40
Income from investment operations:
Net investment income (loss)	(.18)	(.23)	(.31)
Net realized and unrealized gain (loss)	4.48	5.21	6.26
Total from investment operations	4.30	4.98	5.95
Distributions from:
Net investment income	—	—	—
Net realized gain	(1.99)	(.05)	(1.70)
Total distributions	(1.99)	(.05)	(1.70)
Total increase (decrease) in net asset value	2.31	4.93	4.25
Net asset value, ending	$39.89	$37.58	$32.65

Total return*	11.64%	15.29%	21.66%
Ratios to average net assets: A
Net investment income (loss)	(.89%) (a)	(.67%)	(1.02%)
Total expenses	2.11% (a)	2.08%	2.09%
Expenses before offsets	2.10% (a)	2.07%	2.08%
Net expenses	2.10% (a)	2.07%	2.08%
Portfolio turnover	12%	32%	36%
Net assets, ending (in thousands)	$18,647	$21,554	$28,391

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$28.34	$25.67	$29.46
Income from investment operations:
Net investment income (loss)	(.36)	(.28)	(.15)
Net realized and unrealized gain (loss)	.42	2.95	(1.72)
Total from investment operations	.06	2.67	(1.87)
Distributions from:
Net investment income	—	—	—
Net realized gain	—	—	(1.92)
Total distributions	—	—	(1.92)
Total increase (decrease) in net asset value	.06	2.67	(3.79)
Net asset value, ending	$28.40	$28.34	$25.67

Total return*	.21%	10.40%	(4.34%)
Ratios to average net assets: A
Net investment income (loss)	(1.14%)	(1.03%)	(.69%)
Total expenses	2.08%	2.13%	2.22%
Expenses before offsets	2.08%	2.13%	2.22%
Net expenses	2.08%	2.13%	2.22%
Portfolio turnover	41%	39%	38%
Net assets, ending (in thousands)	$35,852	$35,761	$45,648

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EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2014 (z)	2013 (z)	2012 (z)
Net asset value, beginning	$34.66	$30.06	$26.24
Income from investment operations:
Net investment income (loss)	(.12)	(.17)	(.25)
Net realized and unrealized gain (loss)	4.12	4.82	5.77
Total from investment operations	4.00	4.65	5.52
Distributions from:
Net investment income	—	—	—
Net realized gain	(1.99)	(.05)	(1.70)
Total distributions	(1.99)	(.05)	(1.70)
Total increase (decrease) in net asset value	2.01	4.60	3.82
Net asset value, ending	$36.67	$34.66	$30.06

Total return*	11.76%	15.51%	21.82%
Ratios to average net assets: A
Net investment income (loss)	(.65%) (a)	(.52%)	(.87%)
Total expenses	1.88% (a)	1.91%	1.94%
Expenses before offsets	1.87% (a)	1.90%	1.93%
Net expenses	1.87% (a)	1.90%	1.93%
Portfolio turnover	12%	32%	36%
Net assets, ending (in thousands)	$171,592	$158,591	$150,000

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$26.15	$23.65	$27.32
Income from investment operations:
Net investment income (loss)	(.29)	(.23)	(.11)
Net realized and unrealized gain (loss)	.38	2.73	(1.64)
Total from investment operations	.09	2.50	(1.75)
Distributions from:
Net investment income	—	—	—
Net realized gain	—	—	(1.92)
Total distributions	—	—	(1.92)
Total increase (decrease) in net asset value	.09	2.50	(3.67)
Net asset value, ending	$26.24	$26.15	$23.65

Total return*	.34%	10.57%	(4.23%)
Ratios to average net assets: A
Net investment income (loss)	(1.01%)	(.92%)	(.57%)
Total expenses	1.95%	2.01%	2.09%
Expenses before offsets	1.95%	2.01%	2.09%
Net expenses	1.95%	2.01%	2.08%
Portfolio turnover	41%	39%	38%
Net assets, ending (in thousands)	$132,658	$97,961	$87,512

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EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2014 (z)	2013 (z)	2012 (z)
Net asset value, beginning	$48.48	$41.55	$35.22
Income from investment operations:
Net investment income	.15	.32	.16
Net realized and unrealized gain (loss)	5.80	6.70	7.87
Total from investment operations	5.95	7.02	8.03
Distributions from:
Net investment income	(.22)	(.04)	—
Net realized gain	(1.99)	(.05)	(1.70)
Total distributions	(2.21)	(.09)	(1.70)
Total increase (decrease) in net asset value	3.74	6.93	6.33
Net asset value, ending	$52.22	$48.48	$41.55

Total return*	12.45%	16.95%	23.44%
Ratios to average net assets: A
Net investment income	.59% (a)	.72%	.40%
Total expenses	.64% (a)	.66%	.67%
Expenses before offsets	.63% (a)	.65%	.66%
Net expenses	.63% (a)	.65%	.66%
Portfolio turnover	12%	32%	36%
Net assets, ending (in thousands)	$880,282	$798,677	$667,246

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$34.66	$31.04	$34.58
Income from investment operations:
Net investment income	.10	.14	.21
Net realized and unrealized gain (loss)	.46	3.59	(1.83)
Total from investment operations	.56	3.73	(1.62)
Distributions from:
Net investment income	—	(.11)	—
Net realized gain	—	—	(1.92)
Total distributions	—	(.11)	(1.92)
Total increase (decrease) in net asset value	.56	3.62	(3.54)
Net asset value, ending	$35.22	$34.66	$31.04

Total return*	1.62%	12.04%	(2.88%)
Ratios to average net assets: A
Net investment income	.28%	.42%	.79%
Total expenses	.67%	.68%	.70%
Expenses before offsets	.67%	.68%	.70%
Net expenses	.67%	.68%	.70%
Portfolio turnover	41%	39%	38%
Net assets, ending (in thousands)	$535,829	$198,553	$156,430

See notes to financial highlights.

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EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2014 (z)	2013 (z)	2012 (z)
Net asset value, beginning	$45.51	$39.06	$33.25
Income from investment operations:
Net investment income	.10	.23	.09
Net realized and unrealized gain (loss)	5.44	6.30	7.42
Total from investment operations	5.54	6.53	7.51
Distributions from:
Net investment income	(.16)	(.03)	—
Net realized gain	(1.99)	(.05)	(1.70)
Total distributions	(2.15)	(.08)	(1.70)
Total increase (decrease) in net asset value	3.39	6.45	5.81
Net asset value, ending	$48.90	$45.51	$39.06

Total return*	12.36%	16.76%	23.26%
Ratios to average net assets: A
Net investment income	.42% (a)	.56%	.25%
Total expenses	.80% (a)	.82%	.82%
Expenses before offsets	.79% (a)	.81%	.81%
Net expenses	.79% (a)	.81%	.81%
Portfolio turnover	12%	32%	36%
Net assets, ending (in thousands)	$146,567	$137,137	$106,723

		PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011 (z)	2010 (z)	2009# (z)
Net asset value, beginning	$32.78	$29.35	$27.35
Income from investment operations:
Net investment income	.04	.02	.08
Net realized and unrealized gain (loss)	.43	3.42	3.84
Total from investment operations	.47	3.44	3.92
Distributions from:
Net investment income	—	(.01)	—
Net realized gain	—	—	(1.92)
Total distributions	—	(.01)	(1.92)
Total increase (decrease) in net asset value	.47	3.43	2.00
Net asset value, ending	$33.25	$32.78	$29.35

Total return*	1.43%	11.73%	16.59%
Ratios to average net assets: A
Net investment income	.10%	.08%	.34% (a)
Total expenses	.84%	1.14%	11.72% (a)
Expenses before offsets	.84%	.96%	.96% (a)
Net expenses	.84%	.96%	.96% (a)
Portfolio turnover	41%	39%	35%
Net assets, ending (in thousands)	$66,377	$11,811	$483

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LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2014 (z)	2013 (z)	2012 (z)
Net asset value, beginning	$22.35	$18.49	$15.16
Income from investment operations:
Net investment income	.11	.15	.15
Net realized and unrealized gain (loss)	1.86	3.87	3.31
Total from investment operations	1.97	4.02	3.46
Distributions from:
Net investment income	(.15)	(.14)	(.13)
Net realized gain	(1.77)	(.02)	—
Total distributions	(1.93)	(.16)	(.13)
Total increase (decrease) in net asset value	.04	3.86	3.33
Net asset value, ending	$22.39	$22.35	$18.49

Total return*	9.23%	21.91%	22.91%
Ratios to average net assets: A
Net investment income	.95% (a)	.74%	.83%
Total expenses	1.25% (a)	1.32%	1.40%
Expenses before offsets	1.15% (a)	1.22%	1.30%
Net expenses	1.15% (a)	1.22%	1.30%
Portfolio turnover	42%	59%	48%
Net assets, ending (in thousands)	$66,100	$58,507	$41,334

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010 (z)	2009^
Net asset value, beginning	$15.02	$13.62	$14.93
Income from investment operations:
Net investment income	.11	.07	.12
Net realized and unrealized gain (loss)	.11	1.44	(1.25)
Total from investment operations	.22	1.51	(1.13)
Distributions from:
Net investment income	(.08)	(.11)	(.18)
Net realized gain	—	—	—
Total distributions	(.08)	(.11)	(.18)
Total increase (decrease) in net asset value	.14	1.40	(1.31)
Net asset value, ending	$15.16	$15.02	$13.62

Total return*	1.43%	11.10%	(7.22%)
Ratios to average net assets: A
Net investment income	.68%	.47%	1.10%
Total expenses	1.44%	1.48%	1.54%
Expenses before offsets	1.34%	1.38%	1.44%
Net expenses	1.34%	1.38%	1.43%
Portfolio turnover	111%	109%	111%
Net assets, ending (in thousands)	$32,184	$34,563	$33,040

See notes to financial highlights.

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LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2014 (z)	2013 (z)	2012 (z)
Net asset value, beginning	$19.74	$16.46	$13.57
Income from investment operations:
Net investment income (loss)	(.05)	(.13)	(.08)
Net realized and unrealized gain (loss)	1.62	3.43	2.97
Total from investment operations	1.57	3.30	2.89
Distributions from:
Net investment income	—	—	—
Net realized gain	(1.77)	(.02)	—
Total distributions	(1.77)	(.02)	—
Total increase (decrease) in net asset value	(.20)	3.28	2.89
Net asset value, ending	$19.54	$19.74	$16.46

Total return*	8.40%	20.11%	21.30%
Ratios to average net assets: A
Net investment income (loss)	(.55%) (a)	(.69%)	(.49%)
Total expenses	3.39% (a)	3.16%	2.95%
Expenses before offsets	2.67% (a)	2.67%	2.67%
Net expenses	2.67% (a)	2.67%	2.67%
Portfolio turnover	42%	59%	48%
Net assets, ending (in thousands)	$933	$1,093	$1,383

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$13.57	$12.36	$13.51
Income from investment operations:
Net investment income (loss)	(.10)	(.11)	(.03)
Net realized and unrealized gain (loss)	.10	1.32	(1.12)
Total from investment operations	—	1.21	(1.15)
Distributions from:
Net investment income	—	—	—
Net realized gain	—	—	—
Total distributions	—	—	—
Total increase (decrease) in net asset value	—	1.21	(1.15)
Net asset value, ending	$13.57	$13.57	$12.36

Total return*	.00%	9.79%	(8.51%)
Ratios to average net assets: A
Net investment income (loss)	(.65%)	(.82%)	(.26%)
Total expenses	2.80%	2.78%	2.97%
Expenses before offsets	2.67%	2.67%	2.83%
Net expenses	2.67%	2.67%	2.83%
Portfolio turnover	111%	109%	111%
Net assets, ending (in thousands)	$1,704	$2,329	$2,768

See notes to financial highlights.

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LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2014	2013 (z)	2012 (z)
Net asset value, beginning	$20.32	$16.84	$13.82
Income from investment operations:
Net investment income (loss)	.01	(.02)	—
Net realized and unrealized gain (loss)	1.68	3.52	3.02
Total from investment operations	1.69	3.50	3.02
Distributions from:
Net investment income	—	—	—
Net realized gain	(1.77)	(.02)	—
Total distributions	(1.77)	(.02)	—
Total increase (decrease) in net asset value	(.08)	3.48	3.02
Net asset value, ending	$20.24	$20.32	$16.84

Total return*	8.77%	20.84%	21.85%
Ratios to average net assets: A
Net investment income (loss)	.13% (a)	(.09%)	(.03%)
Total expenses	2.07% (a)	2.16%	2.26%
Expenses before offsets	1.97% (a)	2.06%	2.16%
Net expenses	1.97% (a)	2.06%	2.16%
Portfolio turnover	42%	59%	48%
Net assets, ending (in thousands)	$11,278	$9,403	$7,199

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$13.75	$12.48	$13.61
Income from investment operations:
Net investment income (loss)	(.03)	(.06)	.01
Net realized and unrealized gain (loss)	.10	1.33	(1.12)
Total from investment operations	.07	1.27	(1.11)
Distributions from:
Net investment income	—	—	(.02)
Net realized gain	—	—	—
Total distributions	—	—	(.02)
Total increase (decrease) in net asset value	.07	1.27	(1.13)
Net asset value, ending	$13.82	$13.75	$12.48

Total return*	.51%	10.18%	(8.09%)
Ratios to average net assets: A
Net investment income (loss)	(.22%)	(.46%)	.12%
Total expenses	2.33%	2.42%	2.52%
Expenses before offsets	2.33%	2.32%	2.41%
Net expenses	2.33%	2.32%	2.41%
Portfolio turnover	111%	109%	111%
Net assets, ending (in thousands)	$5,962	$6,297	$5,767

See notes to financial highlights.

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LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2014	2013 (z)	2012 (z)
Net asset value, beginning	$22.80	$18.84	$15.45
Income from investment operations:
Net investment income	.16	.26	.24
Net realized and unrealized gain (loss)	1.89	3.92	3.37
Total from investment operations	2.05	4.18	3.61
Distributions from:
Net investment income	(.27)	(.20)	(.22)
Net realized gain	(1.77)	(.02)	—
Total distributions	(2.04)	(.22)	(.22)
Total increase (decrease) in net asset value	.01	3.96	3.39
Net asset value, ending	$22.81	$22.80	$18.84

Total return*	9.46%	22.47%	23.57%
Ratios to average net assets: A
Net investment income	1.41% (a)	1.24%	1.37%
Total expenses	.80% (a)	.82%	.87%
Expenses before offsets	.70% (a)	.72%	.77%
Net expenses	.70% (a)	.72%	.77%
Portfolio turnover	42%	59%	48%
Net assets, ending (in thousands)	$68,465	$59,564	$43,940

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$15.29	$13.83	$15.13
Income from investment operations:
Net investment income	.21	.15	.20
Net realized and unrealized gain (loss)	.11	1.47	(1.27)
Total from investment operations	.32	1.62	(1.07)
Distributions from:
Net investment income	(.16)	(.16)	(.23)
Net realized gain	—	—	—
Total distributions	(.16)	(.16)	(.23)
Total increase (decrease) in net asset value	.16	1.46	(1.30)
Net asset value, ending	$15.45	$15.29	$13.83

Total return*	2.02%	11.77%	(6.64%)
Ratios to average net assets: A
Net investment income	1.22%	1.04%	1.70%
Total expenses	.89%	.91%	.95%
Expenses before offsets	.79%	.81%	.81%
Net expenses	.79%	.81%	.81%
Portfolio turnover	111%	109%	111%
Net assets, ending (in thousands)	$31,035	$30,524	$25,174

See notes to financial highlights.

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LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,
CLASS Y SHARES	2014 (z)	2013 ## (z)
Net asset value, beginning	$22.36	$21.09
Income from investment operations:
Net investment income	.10	.08
Net realized and unrealized gain (loss)	1.87	1.19
Total from investment operations	1.97	1.27
Distributions from:
Net investment income	**	—
Net realized gain	(1.77)	—
Total distributions	(1.77)	—
Total increase (decrease) in net asset value	.20	1.27
Net asset value, ending	$22.56	$22.36

Total return*	9.26%	6.02%
Ratios to average net assets: A
Net investment income	1.12% (a)	.58% (a)
Total expenses	3.78% (a)	612.15% (a)
Expenses before offsets	1.12% (a)	1.15% (a)
Net expenses	1.12% (a)	1.15% (a)
Portfolio turnover	42%	59%
Net assets, ending (in thousands)	$1,027	$4

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Amount was less than .01 per share.

*** Distribution was less than .01 per share.

# From October 31, 2008 inception.

## From April 30, 2013 inception.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

^ The Financial Highlights for years ended 2009 and 2010 have been restated to reflect an immaterial pricing adjustment made in 2011.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may

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also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

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Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACTS

Bond Portfolio and Large Cap Core Portfolio

At a meeting held on December 10, 2013, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between Calvert Social Investment Fund and the Advisor with respect to each Portfolio.

In evaluating the Investment Advisory Agreement with respect to the Portfolios, the Board considered, on a Portfolio-by-Portfolio basis, a variety of information relating to the Portfolios and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Portfolios by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Portfolios, and a separate report prepared by an independent third party, which provided a statistical analysis comparing each Portfolio’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement with respect to each Portfolio. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with respect to each Portfolio with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement with respect to the Portfolios, the Board considered, on a Portfolio-by-Portfolio basis, the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing each Portfolio’s advisory fee; comparative performance, fee and expense information for each Portfolio; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with each Portfolio; the effect of each Portfolio’s growth and size on the Portfolio’s performance and expenses;

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the affiliated distributor’s process for monitoring sales load breakpoints, if applicable; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided to the Portfolios by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies for each Portfolio, as applicable, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for each Portfolio, were also considered. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to the Portfolios. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Portfolios’ and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Portfolios and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Portfolio by the Advisor under the Investment Advisory Agreement.

In considering each Portfolio’s performance, the Board noted that it reviewed on a quarterly basis detailed information about each Portfolio’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with respect to each Portfolio, including, among other information, a comparison of each Portfolio’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group or peer universe, as applicable, by an independent third party in its report. This data, and the conclusions of the Board with respect to that data, included the following: Bond Portfolio. For the one-year period ended June 30, 2013, the Portfolio performed above the median of its peer group, and for the three- and five-year periods ended June 30, 2013, the Portfolio performed below the median of its peer group. The Portfolio outperformed its Lipper index for the one- year period ended June 30, 2013 and under-performed its Lipper index for the three- and five-year periods ended June 30, 2013. The Board took into account management’s discussion of the Portfolio’s recent improved performance and management’s continued monitoring of the Portfolio’s performance. The Board also noted that the Advisor had changed the composition of the portfolio manage-

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ment team in September 2011. Based upon its review, the Board concluded that appropriate action had been taken to address the Portfolio’s performance.

Large Cap Core Portfolio. For the one-, three- and five-year periods ended June 30, 2013, the Portfolio performed above the median of its peer universe. The Portfolio outperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2013. Based upon its review, the Board concluded that the Portfolio’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.

In considering the Portfolios’ fees and expenses, the Board compared each Portfolio’s fees and total expense ratio with various comparative data for the funds in its peer group or peer universe, as applicable. This data, and the conclusions of the Board with respect to that data, included the following: Bond Portfolio. The Portfolio’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for Portfolio, as well as the Advisor’s voluntary expense limitation for Class B shares of the Portfolio. In addition, the Board took into account the fees the Advisor charged to its other clients and considered these fee comparisons in light of the differences in managing these other accounts. The Board noted management’s discussion of the Portfolio’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory fee was reasonable in view of the quality of services received by the Portfolio from the Advisor and the other factors considered.

Large Cap Core Portfolio. The Portfolio’s advisory fee (after taking into account waivers and/or reimbursements) and total expenses (net of waivers and/or reimbursements) were above the median of its peer universe. The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer universe. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Portfolio, as well as the Advisor’s voluntary expense limitation for Class B shares of the Portfolio. The Board also noted management’s discussion of the Portfolio’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory fee was reasonable in view of the quality of services received by the Portfolio from the Advisor and the other factors considered.

The Board reviewed the Advisor’s profitability on a Portfolio-by-Portfolio basis. In reviewing the overall profitability of each advisory fee to the Portfolios’ Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to each Portfolio for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board

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reviewed the profitability of the Advisor’s relationship with each Portfolio in terms of the total amount of annual advisory fees it received with respect to that Portfolio and whether the Advisor had the financial wherewithal to continue to provide services to the Portfolio. The Board noted that the Advisor had reimbursed a portion of the expenses of each of the Portfolios. With respect to each Portfolio, the Trustees also noted the Advisor’s current undertaking to maintain expense limitations for the Portfolio and the Advisor’s voluntary expense limitation for the Portfolio’s Class B shares. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with each Portfolio. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with each Portfolio was reasonable.

The Board considered the effect of each Portfolio’s current size and its potential growth on its performance and fees. The Board took into account that each of the Bond Portfolio’s and Large Cap Core Portfolio’s advisory fee schedule contained breakpoints that would reduce the advisory fee rate on assets above certain specified assets levels as the Portfolio’s assets increased. The Board noted that neither the Bond Portfolio nor the Large Cap Core Portfolio had yet reached the specified asset level at which a breakpoint to its advisory fee would be triggered. With respect to both of the Portfolios, the Board also noted that if a Portfolio’s assets increased over time, the Portfolio might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement with respect to each Portfolio, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. The Board evaluated all information available to it on a Portfolio-by-Portfolio basis, and its determinations were made separately with respect to each Portfolio.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement with respect to each Portfolio, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) with respect to the Large Cap Core Portfolio, the overall performance of the Portfolio was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices, and, with respect to the Bond Portfolio, appropriate action has been taken to address the Portfolio’s performance; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) each Portfolio’s advisory fee is reasonable in view of the quality of services received by the Portfolio from the Advisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of each Portfolio and its shareholders.

Balanced Portfolio and Equity Portfolio

At a meeting held on December 10, 2013, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved with respect to each Portfolio the continuance of the Investment Advisory Agreement between Calvert Social Investment Fund and the Advisor and the respective Investment Subadvisory Agreement between the Advisor and the respective Subadvisor.

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In evaluating the Investment Advisory Agreement with respect to the Portfolios, the Board considered, on a Portfolio-by-Portfolio basis, a variety of information relating to the Portfolios and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Portfolios by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Portfolios, and a separate report prepared by an independent third party, which provided a statistical analysis comparing each Portfolio’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreements. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Investment Subadvisory Agreements with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement with respect to the Portfolios, the Board considered, on a Portfolio-by-Portfolio basis, the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing each Portfolio’s advisory fee; comparative performance, fee and expense information for each Portfolio; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the allocation of each Portfolio’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with each Portfolio; the effect of each Portfolio’s growth and size on the Portfolio’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided to the Portfolios by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. With respect to the Balanced Portfolio, the Board considered the Advisor’s management style and its performance in employing its investment strategies for the fixed-income and equity portions of the Portfolio, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for each Portfolio, were also considered. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to the Portfolios. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other

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changes. The Board took into consideration, among other factors, the effectiveness of the Portfolios’ and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Portfolios and the Advisor. The Board discussed the Advisor’s effectiveness in monitoring the performance of each Portfolio’s Subadvisor and its timeliness in responding to performance issues. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Portfolio by the Advisor under the Investment Advisory Agreement.

In considering the Portfolios’ performance, the Board noted that it reviewed on a quarterly basis detailed information about each Portfolio’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with respect to each Portfolio, including, among other information, a comparison of each Portfolio’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This data, and the conclusions of the Board with respect to that data, included the following: Balanced Portfolio. For the one-, three- and five-year periods ended June 30, 2013, the Portfolio performed below the median of its peer group. The Portfolio underper-formed its Lipper index for the one-, three- and five-year periods ended June 30, 2013. The Board took into account that the Advisor had assumed day-to-day management of a portion of the equity portion of the Portfolio in September 2013 and management’s continued monitoring of the Portfolio’s performance. Based upon its review, the Board concluded that appropriate action had been taken to address the Portfolio’s performance.

Equity Portfolio. For the one-year period ended June 30, 2013, the Portfolio performed at the median of its peer group, and for the three- and five-year periods ended June 30, 2013, the Portfolio performed below the median of its peer group. The Portfolio under-performed its Lipper Index for the one- and three-year periods ended June 30, 2013, and outperformed its Lipper Index for the five-year period ended June 30, 2013. The Board considered management’s discussion of the Portfolio’s performance and management’s continued monitoring of the Portfolio’s performance. Based upon its review, the Board concluded that appropriate action was being taken to address the Portfolio’s performance.

In considering the Portfolios’ fees and expenses, the Board compared each Portfolio’s fees and total expense ratio with various comparative data for the funds in its peer group. This data and the conclusions of the Board with respect to that data, included the following: Balanced Portfolio. The Portfolio’s advisory fee was below the median of its peer group and total expenses were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Portfolio. The Board also noted management’s discussion of the Portfolio’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory

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fee was reasonable in view of the quality of services received by the Portfolio from the Advisor and the other factors considered.

Equity Portfolio. The Portfolio’s advisory fee was below and total expenses were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer group. In addition, the Board took into account the fees the Advisor charged to its other clients and considered these fee comparisons in light of the differences in managing these other accounts. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Portfolio. The Board also noted management’s discussion of the Portfolio’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory fee was reasonable in view of the quality of services received by the Portfolio from the Advisor and the other factors considered.

The Board reviewed the Advisor’s profitability on a Portfolio-by-Portfolio basis. In reviewing the overall profitability of each advisory fee to the Portfolios’ Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to each Portfolio for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with each Portfolio in terms of the total amount of annual advisory fees it received with respect to that Portfolio and whether the Advisor had the financial wherewithal to continue to provide services to the Portfolio. With respect to each Portfolio, the Board noted the Advisor’s current undertaking to maintain expense limitations for the Portfolio. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with each Portfolio. The Board also noted that the Advisor paid the Subadvisors’ subad-visory fees out of the advisory fees it received from the Portfolios. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with each Portfolio was reasonable.

The Board considered the effect of each Portfolio’s current size and its potential growth on its performance and fees. The Board took into account that each Portfolio’s advisory fee schedule contained breakpoints that would reduce the advisory fee rate on assets above specified asset levels as the Portfolio’s assets increased. The Board noted that both Portfolios were currently realizing economies of scale in their respective advisory fees. With respect to both of the Portfolios, the Board also noted that if a Portfolio’s assets increased over time, the Portfolio might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement with respect to each Portfolio, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. The Board evaluated all information available to it on a Portfolio-by-Portfolio basis, and its determinations were made separately with respect to each Portfolio.

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In evaluating the Investment Subadvisory Agreement with respect to each Portfolio, the disinterested Trustees reviewed information provided by each Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other information, each Subadvisor provided biographical information on portfolio management and other professional staff, performance information for itself, and descriptions of its investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices.

The Board reapproved the Investment Subadvisory Agreement between the Advisor and each Subadvisor based on a number of factors relating to the Subadvisor’s ability to perform under the Investment Subadvisory Agreement. In the course of its deliberations, the Board evaluated on a Portfolio-by-Portfolio basis, among other factors: the nature, extent and the quality of the services provided by each Subadvisor; each Subadvisor’s management style and long-term performance record; the performance record of the Portfolio that each Subadvisor subadvised and each Subadvisor’s performance in employing its investment strategies; each Subadvisor’s current level of staffing and its overall resources; the qualifications and experience of each Subadvisor’s personnel; each Subadvisor’s financial condition with respect to its ability to perform the services required under the respective Investment Subadvisory Agreement; each Subadvisor’s risk management processes; each Subadvisor’s compliance systems, including those related to personal investing; and any disciplinary history. Based upon its review, the Board concluded that it was satisfied with the nature, extent and quality of services provided to each Portfolio under its respective Investment Subadvisory Agreement.

As noted above, the Board considered each Portfolio’s performance during the one-, three-and five-year periods ended June 30, 2013 as compared to that Portfolio’s peer group and noted that it reviewed on a quarterly basis detailed information about each Portfolio’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor.

In considering the cost of services provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the respective Portfolio, the Board noted that the subadvisory fees under the Investment Subadvisory Agreements were paid by the Advisor out of the advisory fees that the Advisor received under the Investment Advisory Agreement. The Board also relied on the ability of the Advisor to negotiate the Investment Subadvisory Agreements and the corresponding subadvisory fees at arm’s length. In addition, the Board took into account the fees the Portfolios’ Subadvisors charged to their other clients and considered these fee comparisons in light of the differences in managing these other accounts. Based upon its review, the Board determined that the subadvisory fees were reasonable in view of the services received by the Portfolios from the respective Subadvisor. Because the Advisor pays the respective Subadvisor’s subadvisory fee and the subadvisory fee was negotiated at arm’s length by the Advisor, the cost of services provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the respective Portfolio were not material factors in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Subadvisor’s management of the respective Portfolio to be a material factor in its consideration, although the Board noted that the subadvisory fees for each Subadvisor contained breakpoints.

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In reapproving each Investment Subadvisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. The Board evaluated all information available to it on a Portfolio-by-Portfolio basis, and its determinations were made separately with respect to each Portfolio.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement and the Investment Subadvisory Agreeme-- with respect to each Portfolio, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor (with respect to the fixed income portion and part of the equity portion of the Balanced Portfolio) and the Subadvisors are qualified to manage the respective Portfolio’s assets in accordance with the Portfolio’s investment objectives and policies; (c) the Advisor and the Subadvisors maintain appropriate compliance programs; (d) the Advisor (with respect to the fixed income portion and part of the equity portion of Balanced Portfolio) and the Subadvisors are likely to execute their investment strategies consistently over time; (e) with respect to each Portfolio, appropriate action is being taken to address the Portfolio’s performance; and (f) each Portfolio’s advisory and subadvisory fees are reasonable in view of the services received by the Portfolios from the Advisor and Subadvisor, respectively, and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreement with respect to each Portfolio would be in the best interests of the Portfolio and its shareholders.

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Suite 1000 North
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This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit www. calvert.com.

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After a “risk-on” year in 2013, the first quarter of 2014 proved to be a more challenging environment for equities. Concerns about economic growth in emerging markets, geopolitical turmoil in the Ukraine, and somewhat softer macroeconomic data in the United States injected more risk aversion into the markets. At the same time, profit-taking and tempered expectations for a repeat performance of stellar 2013 returns likely drove down investor risk tolerance in the first quarter.

Despite investors taking a more cautious approach toward equities at the start of 2014, the exceptionally strong performance of the equity markets, particularly U.S. equities, in the fourth quarter of 2013 allowed all major global equity indices to finish the six-month reporting period in positive territory. For the six months ended March 31, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 12.51%, 12.48%, 9.94%, 6.56%, and 1.49%, respectively.

From an investment-style perspective, small-cap stocks underperformed their large-cap counterparts, while value stocks outperformed growth stocks. The rotation from expensive growth stocks to more bargain-priced value stocks, if it continues, could suggest a more favorable outlook for

A Look at the Environmental, Social, and Governance Analytical Framework

In recent years, U.S. consumers, investors, and companies themselves have become increasingly aware of how environmental, social, and governance (ESG) matters impact the corporate bottom line, the economy, and quality of life. At Calvert, we continue to look for ways to add value to many of our equity portfolios by integrating critical ESG factors into our research process on a company-by-company basis. We work extensively with our in-house sustainability research department to develop quantitative ESG methods and measures, compiled from multiple externally- and internally-generated data sources. We use these inputs in conjunction with fundamental research on company valuations and investment theses.

This integrated approach has yielded multiple opportunities to add value to the investment process, either by identifying long-term investment potential or by uncovering hidden risks. Calvert also continues to advocate for improved corporate policies in the areas of climate change, financial market reform, corporate governance, revenue transparency, and sustainability reporting, among others. Taken together, these efforts are helping to enhance the market’s focus on and understanding of relevant ESG issues.

4 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

higher-quality stocks. Looking at sector performance, Health Care, Information Technology, and Materials were the top-performing sectors within the Russell 1000 Index, while the Telecommunications, Consumer Discretionary, and Consumer Staples sectors lagged.

U.S. Economic Recovery Moves Forward, Despite Fed Tapering Talk

Positive fourth-quarter results in the equity markets were driven by several factors, centering on continued U.S. economic recovery and growing investor confidence, thus creating an environment conducive to earnings expansion. These factors explain, in part, why U.S. equities shone so strongly compared with foreign developed and emerging markets. Extreme weather likely held back economic growth in much of the U.S. during the period, but markets found support as investors gained comfort in the view that weaker economic data was more a by-product of inclement weather, rather than reflecting a broader economic slowdown.

The Fed’s decision to begin tapering its quantitative easing (QE) programs in January divided analysts on whether rising interest rates would dampen the economic recovery and create downward pressure on stocks, or whether they would instill confidence that the Fed is being responsible and attract more investors. On the whole, the resiliency and low volatility of interest rates in the wake of Fed tapering was a positive sign, indicating that—at least for a while—tapering need not produce the kind of jump in interest rates many analysts had feared.

Consumers Play a Key Role in Recovery

Although market analysts have focused largely on what is happening at the Federal Reserve, we believe an important driver of economic activity in the United States, and of Fed policy by extension, is the continued improvement in the health of the con-

CALVERT
CONSERVATIVE
ALLOCATION FUND
MARCH 31, 2014

% OF TOTAL
ASSET ALLOCATION	INVESTMENTS
Domestic Equity Mutual Funds	29%
International and Global Equity
Mutual Funds	10%
Fixed Income Mutual Funds	51%
Short-Term Investments	10%
Total	100%

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/14	3/31/14
Class A	4.76%	6.86%
Class C	4.26%	5.85%

Barclays U.S.
Credit Index	3.86%	1.01%

Conservative
Allocation
Composite
Benchmark**	5.59%	6.88%

Lipper Mixed-
Asset Target
Allocation
Conservative
Funds Average	4.76%	5.52%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

** Calvert Conservative Allocation Composite Benchmark: 60% Barclays U.S. Credit Index, 22% Russell 3000 Index, 8% MSCI EAFE IMI Index, 10% 3-month Barclays T-Bill Bellwether Index.

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CALVERT
MODERATE
ALLOCATION FUND
MARCH 31, 2014

% OF TOTAL
ASSET ALLOCATION	INVESTMENTS
Domestic Equity Mutual Funds	49%
International and Global Equity
Mutual Funds	21%
Fixed Income Mutual Funds	25%
Short-Term Investments	5%
Total	100%

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/14	3/31/14
Class A	6.55%	12.52%
Class C	6.15%	11.69%

Russell 3000
Index	12.28%	22.61%

Moderate
Allocation
Composite
Benchmark**	8.22%	14.14%

Lipper
Mixed-Asset
Target Allocation
Growth Funds
Average	7.96%	13.76%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

** Calvert Moderate Allocation Composite Benchmark: 30% Barclays U.S. Credit Index, 47% Russell 3000 Index, 18% MSCI EAFE IMI Index, 5% 3-month Barclays T-Bill Bellwether Index.

CALVERT
AGGRESSIVE
ALLOCATION FUND
MARCH 31, 2014

% OF TOTAL
ASSET ALLOCATION	INVESTMENTS
Domestic Equity Mutual Funds	64%
International and Global Equity
Mutual Funds	30%
Fixed Income Mutual Funds	5%
Short-Term Investments	1%
Total	100%

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/14	3/31/14
Class A	8.36%	18.18%
Class C	7.73%	16.77%

Russell 3000
Index	12.28%	22.61%

Aggressive
Allocation
Composite
Benchmark**	10.10%	19.49%

Lipper
Multi-Cap
Core Funds
Average	11.33%	22.19%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

*** Calvert Aggressive Allocation Composite Benchmark: 10% Barclays U.S. Credit Index, 64% Russell 3000 Index, 26% MSCI EAFE IMI Index.

6 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

sumer balance sheet. This gives consumers better access to consumer loans and mortgages, supporting the continued recovery of the housing and automotive industries, among others. At the same time, initial jobless claims maintained their downward trend throughout the period. Continued improvements in the labor market should support consumer spending and the U.S. housing sector—keys to the success of the U.S. economic recovery.

An Anemic Europe and Sluggish China Worry Investors

A global backdrop of lower-than-target inflation persisted throughout the period, despite continued aggressive easing actions by the world’s largest central banks. There are several drivers contributing to low inflation we believe are likely to persist in the near-term. For example, anemic economic activity in Europe continued to highlight the threat of deflation, as inflation in the eurozone dipped below 1% during the period. While European Central Bank (ECB) President Mario Draghi indicated a willingness to intervene if further downside risks to price stability materialize, there appear to be few catalysts capable of driving an increase in demand-side inflation since the euro area’s economic recovery has remained tepid.

Worries about a hard landing in China returned to the forefront of investor concerns as the China HSBC Manufacturing PMI (Purchasing Managers’ Index) steadily declined throughout the period into contraction territory. Meanwhile, political upheaval in the Ukraine, which culminated with Russian forces occupying the Crimea region, injected further risk aversion into investor sentiment. The situation continued to negatively impact emerging-market stocks and currencies, which were already under pressure due to the prospect of slower GDP growth in emerging markets. We expect the Ukraine situation to be a continued source of headline market risk in the near-term, until a final diplomatic solution is reached.

Outlook

The contrast in economic conditions between the United States and both Europe and China (and other emerging markets) should continue to draw more investment to the U.S. in the near-term. Fed tapering will most likely add to this effect in equities as well as other asset classes. We expect the dollar to continue strengthening slowly, which may provide another reason for foreign investors to favor U.S. securities over those in their domestic markets. This also supports our outlook for continued low inflation in the near-term.

The recovery may still feel “sluggish” because the current 6.7% unemployment rate—while down from a recession peak of 10%—is still running higher than in previous expansions. From the perspective of equity investors, however, higher unemployment is likely keep downward pressure on wages, which, in turn, could help strengthen profit margins.

We think the Fed will be particularly careful not to derail economic expansion, especially as long as inflation remains low, and will do so by carefully telegraphing its position and plans as they evolve. Moreover, the signal that the Fed is serious about normalizing interest rates should improve investor confidence about the condition of the economy and reassure those who have been worried about the inflationary risk of an eternal quantitative easing. However, sharp changes in interest-rate expectations remain a risk factor, as they can drive mortgage rates higher, negatively impacting housing activity and weakening this major component of the U.S. economic recovery.

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We also believe the U.S. economy can still compensate for a dampened global growth outlook. And we expect economic growth to reaccelerate in the second-half of the year on the heels of continued improvement in the housing and labor markets. In addition, as consumer activity picks up in the spring and summer, there is potential for some lost consumer activity to be recovered later in the year. Overall, we believe these conditions continue to provide a favorable underpinning for the equities markets.

Calvert Investment Management, Inc.

May 2014

CALVERT
CONSERVATIVE
ALLOCATION FUND
MARCH 31, 2014

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	1.78%
Five year	9.78%
Since inception (4/29/2005)	4.89%

CLASS C SHARES	(WITH MAX. LOAD)
One year	4.85%
Five year	9.62%
Since inception (4/29/2005)	4.20%

8 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Classes A and C shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.25% (includes Acquired Fund Fees). This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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CALVERT
MODERATE
ALLOCATION FUND
MARCH 31, 2014

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	7.17%
Five year	13.16%
Since inception (4/29/2005)	4.90%

CLASS C SHARES	(WITH MAX. LOAD)
One year	10.69%
Five year	13.43%
Since inception (4/29/2005)	4.63%

10 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Classes A and C shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.45% (includes Acquired Fund Fees). This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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CALVERT
AGGRESSIVE
ALLOCATION FUND
MARCH 31, 2014

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	12.54%
Five year	16.20%
Since inception (6/30/2005)	4.86%

CLASS C SHARES	(WITH MAX. LOAD)
One year	15.77%
Five year	15.84%
Since inception (6/30/2005)	4.12%

12 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Classes A and C shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.68% (includes Acquired Fund Fees). This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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As always, Calvert continues to work hard to ensure you have a say in the responsible management of environmental, social, and governance (ESG) factors for the companies in which we invest. Below are highlights of our accomplishments during the reporting period.

Shareholder Advocacy

Calvert filed more than 26 shareholder proposals over the reporting period on a variety of issues, including board diversity, reduction of greenhouse gas emissions, disclosure of country-level sourcing and human rights risk assessment processes for apparel companies, and sustainability reporting.

After commitments from Pioneer Natural Resources Company and QEP Resources, Calvert has withdrawn one shareholder proposal and decided not to file a second one for the 2014 proxy season. The two companies agreed to improve disclosure and continue engagement regarding key challenges related to hydraulic fracturing, such as water use and emissions reduction. The resulting disclosures will help Calvert and the companies better understand how they are managing these important opportunities and risks.

Also, an effort led by Calvert Investments and other institutional investors drove the World Federation of Exchanges (WFE) to announce the launch of a Sustainability Working Group in March to develop a consensus on sustainability reporting. Such a standard would promote greater transparency and fairness in the capital markets, improve cost-efficiencies, promote timeliness and consistency for reporting companies, and equip investors to value companies more accurately and make more informed investment decisions.

During the period, Calvert filed proxy resolutions with all the U.S. publicly traded financial exchanges—CBOE, CME, IntercontinentalExchange Group/NYSE and NASDAQ OMX (NDAQ)—on this issue. However, all resolutions were withdrawn after leadership agreed to join the Working Group. We congratulate these WFE member exchanges for their leadership on investor information transparency.

Calvert was a part of the working group that developed the Shareholder Director Exchange Protocol (SDX) released in February. The protocol addresses the increasing levels of direct engagement between institutional investors, such as activist investors, and public company boards, which can significantly change the dynamic between public companies and investors. Engagement is typically between investors and management, but there is a growing interest on the part of investors and directors for more dialogue, especially when fundamental corporate governance or sustainability issues emerge. The protocol helps lay the basis for productive engagement while addressing common concerns each side may have.

14 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

Community Investments

Many of our Funds participate in Calvert’s High Social Impact Investing program, through the CI notes administered through the Calvert Foundation. This community investment program may allocate a small percentage of Fund assets at below-market interest rates to investments that provide economic opportunity for struggling populations.

Through the CI notes’ WIN-WIN portfolio (Women Investing in Women), we recently invested in the Opportunity Fund, the leading microfinance provider in California, which provides microloans for small businesses, microsavings accounts, and community real estate financing. Its innovative repayment system allows clients like Chef Tina Ferguson-Riffe to grow her business with a $20,000 loan for new restaurant equipment and repay the loan based on daily credit/debit card sales, instead of large monthly payments.

In December, the CI notes program invested $1.2 million in One Acre Fund, a nonprofit that provides smallholder farmers in Kenya, Rwanda, and Burundi a bundle of services including seed, training, and access to markets. One Acre Fund expects to reach 251,000 farm families in 2014.

Special Equities

A modest but important portion of certain funds is allocated to small private companies developing products or services that address important sustainability or environmental issues facing our society.

One such recent investment, acquired just after the reporting period, was Africa Renewable Energy Fund, which supports small- to medium-scale independent power producers in sub-Saharan Africa with grid-connected, development-stage renewable energy projects, including small hydro, wind, geothermal, solar, biomass and waste gas technologies. Electricity outages continue to be a major problem in many of these countries. This investment will help to address that supply gap in a sustainable manner.

As of March 31, 2014, Calvert Social Investment Foundation (“Calvert Foundation” or “Foundation”) Community Investment Notes represented the following percentages of Fund net assets: Calvert Balanced Portfolio 0.7%, Calvert Equity Portfolio 0.4%, Calvert Bond Portfolio 0.4%, Calvert International Equity Fund 1.2%, Calvert Capital Accumulation Fund 0.4%, and Calvert Small Cap Fund 0.3%. The Calvert Foundation is a 501(c)(3) nonprofit organization. The Foundation’s Community Investment Note Program is not a mutual fund and should not be confused with any Calvert Investments-sponsored investment product.

As of March 31, 2014, the following companies represented the following percentages of Portfolio net assets: Pioneer Natural Resources Company .22% of Calvert Social Index Fund, 1.14% of Calvert Bond Portfolio and .29% of Calvert Balanced Portfolio; QEP Resources .04% of Calvert Social Index Fund, CBOE 0.04% of Calvert Social Index Fund, CME 0.19% of Calvert Social Index Fund, IntercontinentalExchange Group/NYSE 0.18% of Calvert Social Index Fund and 2.46% of Calvert Equity Portfolio, and NASDAQ OMX (NDAQ) 0.03% of Calvert Social Index Fund. Africa Renewable Energy Fund represented 0% of each of Calvert Equity Portfolio and Calvert International Equity Fund. Holdings are subject to change.

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Calvert funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Calvert funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Calvert funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Calvert funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
CONSERVATIVE	10/1/13	3/31/14	10/1/13 - 3/31/14
CLASS A
Actual	$1,000.00	$1,047.62	$2.25
Hypothetical	$1,000.00	$1,022.74	$2.22
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,042.59	$7.13
Hypothetical	$1,000.00	$1,017.95	$7.04
(5% return per year before expenses)

* Expenses for Conservative are equal to the annualized expense ratios of 0.44% and 1.40% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Calvert funds in which the Fund invests are not included in the annualized expense ratios.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
MODERATE	10/1/13	3/31/14	10/1/13 - 3/31/14
CLASS A
Actual	$1,000.00	$1,065.51	$3.35
Hypothetical	$1,000.00	$1,021.69	$3.28
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,061.54	$7.09
Hypothetical	$1,000.00	$1,018.05	$6.94
(5% return per year before expenses)

* Expenses for Moderate are equal to the annualized expense ratios of 0.65% and 1.38% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Calvert funds in which the Fund invests are not included in the annualized expense ratios.

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	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
AGGRESSIVE	10/1/13	3/31/14	10/1/13 - 3/31/14
CLASS A
Actual	$1,000.00	$1,083.58	$2.23
Hypothetical	$1,000.00	$1,022.79	$2.17
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,077.33	$8.04
Hypothetical	$1,000.00	$1,017.19	$7.81
(5% return per year before expenses)

* Expenses for Aggressive are equal to the annualized expense ratios of 0.43% and 1.55% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Calvert funds in which the Fund invests are not included in the annualized expense ratios.

18 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

MUTUAL FUNDS - 90.1%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I*	141,873	$3,528,392
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	336,834	5,938,387
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I (a)	3,568,065	56,375,434
Calvert Equity Portfolio, Class I	169,089	8,829,836
Calvert Large Cap Core Portfolio, Class I	392,471	8,952,258
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	103,449	4,217,615
Calvert Emerging Markets Equity Fund, Class I	261,119	3,360,605
Calvert International Equity Fund, Class I	288,154	5,267,447
Calvert International Opportunities Fund, Class I	167,229	2,811,124

Total Mutual Funds (Cost $93,476,438)		99,281,098

	PRINCIPAL
TIME DEPOSIT - 9.9%	AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$10,923,711	10,923,711

Total Time Deposit (Cost $10,923,711)		10,923,711

TOTAL INVESTMENTS (Cost $104,400,149) - 100.0%		110,204,809
Other assets and liabilities, net - 0.0%		(10,389)
NET ASSETS - 100%		$110,194,420

(a) The Fund’s investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 51% of the Fund’s total investments. The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital. For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio, please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

* Non-income producing security.

See notes to financial statements.

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MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

MUTUAL FUNDS - 95.1%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I*	589,279	$14,655,373
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	539,859	9,517,706
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	3,136,044	49,549,489
Calvert Equity Portfolio, Class I	614,303	32,078,910
Calvert Large Cap Core Portfolio, Class I	1,425,866	32,524,012
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	234,191	9,547,982
Calvert Emerging Markets Equity Fund, Class I	812,672	10,459,086
Calvert International Equity Fund, Class I	1,051,349	19,218,654
Calvert International Opportunities Fund, Class I	670,423	11,269,816

Total Mutual Funds (Cost $157,813,932)		188,821,028

	PRINCIPAL
TIME DEPOSIT - 4.9%	AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$9,735,351	9,735,351

Total Time Deposit (Cost $9,735,351)		9,735,351

TOTAL INVESTMENTS (Cost $167,549,283) - 100.0%		198,556,379
Other assets and liabilities, net - 0.0%		(411)
NET ASSETS - 100%		$198,555,968

* Non-income producing security.

See notes to financial statements.

20 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

MUTUAL FUNDS - 99.1%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I*	379,437	$9,436,608
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	310,462	5,473,437
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	276,169	4,363,472
Calvert Equity Portfolio, Class I	380,977	19,894,637
Calvert Large Cap Core Portfolio, Class I	884,328	20,171,516
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	133,865	5,457,663
Calvert Emerging Markets Equity Fund, Class I	426,081	5,483,662
Calvert International Equity Fund, Class I	749,148	13,694,433
Calvert International Opportunities Fund, Class I	516,053	8,674,851

Total Mutual Funds (Cost $73,163,668)		92,650,279

	PRINCIPAL
TIME DEPOSIT - 1.0%	AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$918,986	918,986

Total Time Deposit (Cost $918,986)		918,986

TOTAL INVESTMENTS (Cost $74,082,654) - 100.1%		93,569,265
Other assets and liabilities, net - (0.1%)		(48,509)
NET ASSETS - 100%		$93,520,756

* Non-income producing security.

See notes to financial statements.

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CONSERVATIVE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2014

ASSETS
Investments in securities, at value (Cost $104,400,149) -
see accompanying schedule	$110,204,809
Receivable for shares sold	123,735
Receivable from Calvert Investment Management, Inc	5,947
Interest receivable	25
Other assets	32,778
Total assets	110,367,294

LIABILITIES
Payable for securities purchased	24,678
Payable for shares redeemed	71,635
Payable to Calvert Investment Administrative Services, Inc.	13,950
Payable to Calvert Investment Services, Inc.	1,501
Payable to Calvert Investment Distributors, Inc.	37,833
Accrued expenses and other liabilities	23,277
Total liabilities	172,874

NET ASSETS	$110,194,420

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 5,127,824 shares outstanding	$80,799,669
Class C: 1,369,561 shares outstanding	21,318,852
Undistributed net investment income	12,206
Accumulated net realized gain (loss)	2,259,033
Net unrealized appreciation (depreciation)	5,804,660

NET ASSETS	$110,194,420

NET ASSET VALUE PER SHARE
Class A (based on net assets of $87,128,783)	$16.99
Class C (based on net assets of $23,065,637)	$16.84

See notes to financial statements.

22 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

MODERATE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2014

ASSETS
Investments in securities, at value (Cost $167,549,283) -
see accompanying schedule	$198,556,379
Receivable for shares sold	422,087
Interest receivable	22
Other assets	39,660
Total assets	199,018,148

LIABILITIES
Payable for securities purchased	190,966
Payable for shares redeemed	110,650
Payable to Calvert Investment Management, Inc.	8,275
Payable to Calvert Investment Administrative Services, Inc.	25,027
Payable to Calvert Investment Services, Inc.	3,783
Payable to Calvert Investment Distributors, Inc.	64,526
Accrued expenses and other liabilities	58,953
Total liabilities	462,180

NET ASSETS	$198,555,968

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 8,327,694 shares outstanding	$137,834,975
Class C: 1,905,398 shares outstanding	31,233,830
Undistributed net investment income	155,887
Accumulated net realized gain (loss)	(1,675,820)
Net unrealized appreciation (depreciation)	31,007,096

NET ASSETS	$198,555,968

NET ASSET VALUE PER SHARE
Class A (based on net assets of $162,420,112)	$19.50
Class C (based on net assets of $36,135,856)	$18.96

See notes to financial statements.

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AGGRESSIVE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2014

ASSETS
Investments in securities, at value (Cost $74,082,654) -
see accompanying schedule	$93,569,265
Receivable for shares sold	217,420
Receivable from Calvert Investment Management, Inc	15,321
Interest receivable	2
Other assets	31,181
Total assets	93,833,189

LIABILITIES
Payable for securities purchased	68,194
Payable for shares redeemed	147,257
Payable to Calvert Investment Administrative Services, Inc.	11,820
Payable to Calvert Investment Services, Inc.	2,701
Payable to Calvert Investment Distributors, Inc.	27,924
Accrued expenses and other liabilities	54,537
Total liabilities	312,433

NET ASSETS	$93,520,756

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 3,945,508 shares outstanding	$65,217,461
Class C: 702,994 shares outstanding	11,044,870
Undistributed net investment income (loss)	(72,191)
Accumulated net realized gain (loss)	(2,155,995)
Net unrealized appreciation (depreciation)	19,486,611

NET ASSETS	$93,520,756

NET ASSET VALUE PER SHARE
Class A (based on net assets of $80,478,650)	$20.40
Class C (based on net assets of $13,042,106)	$18.55

See notes to financial statements.

24 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2014

	CONSERVATIVE	MODERATE	AGGRESSIVE
	ALLOCATION	ALLOCATION	ALLOCATION
NET INVESTMENT INCOME	FUND	FUND	FUND
Investment Income:
Dividend income	$1,426,521	$2,475,880	$1,138,186
Interest income	4,756	4,757	677
Total investment income	1,431,277	2,480,637	1,138,863
Expenses:
Transfer agency fees and expenses	62,735	139,915	92,780
Administrative fees	77,292	139,494	66,709
Distribution Plan expenses:
Class A	101,601	190,309	96,219
Class C	108,880	168,728	59,851
Trustees' fees and expenses	4,002	8,415	4,067
Custodian fees	2,619	2,619	2,619
Registration fees	13,368	14,205	13,606
Reports to shareholders	10,360	24,717	16,314
Professional fees	12,802	15,406	12,856
Accounting fees	18,750	18,008	18,062
Miscellaneous	3,850	6,009	4,207
Total expenses	416,259	727,825	387,290
Reimbursement from Advisor:
Class A	(85,038)	—	(128,830)
Net expenses	331,221	727,825	258,460

NET INVESTMENT INCOME	1,100,056	1,752,812	880,403

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	2,837,254	7,189,906	4,428,837
Change in unrealized appreciation (depreciation)	749,703	2,687,223	1,674,664

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	3,586,957	9,877,129	6,103,501

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,687,013	$11,629,941	$6,983,904

See notes to financial statements.

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CONSERVATIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2014	2013
Operations:
Net investment income	$1,100,056	$1,691,638
Net realized gain (loss)	2,837,254	3,625,892
Change in unrealized appreciation (depreciation)	749,703	(68,029)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,687,013	5,249,501

Distributions to shareholders from:
Net investment income:
Class A shares	(951,185)	(1,457,423)
Class C shares	(148,134)	(228,983)
Net realized gain:
Class A shares	(2,282,398)	(1,042,040)
Class C shares	(616,051)	(291,597)
Total distributions	(3,997,768)	(3,020,043)

Capital share transactions:
Shares sold:
Class A shares	18,923,522	26,098,588
Class C shares	3,020,955	6,794,665
Reinvestment of distributions:
Class A shares	3,054,657	2,328,632
Class C shares	654,537	445,085
Redemption fees:
Class A shares	957	587
Class C shares	—	299
Shares redeemed:
Class A shares	(8,695,925)	(10,295,435)
Class C shares	(1,433,930)	(2,261,540)
Total capital share transactions	15,524,773	23,110,881

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,214,018	25,340,339

NET ASSETS
Beginning of period	93,980,402	68,640,063
End of period (including undistributed net investment
income of $12,206 and $11,469, respectively)	$110,194,420	$93,980,402

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	1,116,557	1,571,862
Class C shares	180,213	412,794
Reinvestment of distributions:
Class A shares	182,646	143,034
Class C shares	39,560	27,730
Shares redeemed:
Class A shares	(514,992)	(620,088)
Class C shares	(85,575)	(137,267)
Total capital share activity	918,409	1,398,065

See notes to financial statements.

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MODERATE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2014	2013
Operations:
Net investment income	$1,752,812	$1,549,198
Net realized gain (loss)	7,189,906	6,794,712
Change in unrealized appreciation (depreciation)	2,687,223	12,015,001

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,629,941	20,358,911

Distributions to shareholders from:
Net investment income:
Class A shares	(1,371,233)	(1,368,061)
Class C shares	(217,504)	(205,645)
Net realized gain:
Class A shares	(4,517,127)	—
Class C shares	(1,023,846)	—
Total distributions	(7,129,710)	(1,573,706)

Capital share transactions:
Shares sold:
Class A shares	17,842,632	30,584,686
Class C shares	5,043,593	5,953,253
Reinvestment of distributions:
Class A shares	5,618,837	1,306,434
Class C shares	1,094,023	172,242
Redemption fees:
Class A shares	666	350
Class C shares	271	75
Shares redeemed:
Class A shares	(8,001,805)	(21,825,657)
Class C shares	(1,999,451)	(2,938,384)
Total capital share transactions	19,598,766	13,252,999

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,098,997	32,038,204

NET ASSETS
Beginning of period	174,456,971	142,418,767
End of period (including undistributed net investment
income and distributions in excess of net investment
income of $155,887 and $8,188, respectively)	$198,555,968	$174,456,971

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	923,909	1,702,274
Class C shares	268,451	337,859
Reinvestment of distributions:
Class A shares	294,792	76,627
Class C shares	59,073	10,407
Shares redeemed:
Class A shares	(413,954)	(1,215,001)
Class C shares	(106,630)	(168,791)
Total capital share activity	1,025,641	743,375

See notes to financial statements.

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AGGRESSIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2014	2013
Operations:
Net investment income	$880,403	$348,964
Net realized gain (loss)	4,428,837	1,756,048
Change in unrealized appreciation (depreciation)	1,674,664	11,957,160

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,983,904	14,062,172

Distributions to shareholders from:
Net investment income:
Class A shares	(706,577)	(407,877)
Class C shares	(74,555)	(32,207)
Net realized gain:
Class A shares	(1,504,077)	—
Class C shares	(251,734)	—
Total distributions	(2,536,943)	(440,084)

Capital share transactions:
Shares sold:
Class A shares	8,708,241	15,322,772
Class C shares	1,720,644	2,294,480
Reinvestment of distributions:
Class A shares	2,115,261	386,716
Class C shares	301,865	29,876
Redemption fees:
Class A shares	45	2,959
Class C shares	30	65
Shares redeemed:
Class A shares	(6,552,925)	(15,832,431)
Class C shares	(770,656)	(1,151,748)
Total capital share transactions	5,522,505	1,052,689

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,969,466	14,674,777

NET ASSETS
Beginning of period	83,551,290	68,876,513
End of period (including distributions in excess of net investment
income of $72,191 and $171,462, respectively)	$93,520,756	$83,551,290

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	434,826	855,735
Class C shares	94,218	140,592
Reinvestment of distributions:
Class A shares	106,524	23,783
Class C shares	16,723	1,992
Shares redeemed:
Class A shares	(327,761)	(894,053)
Class C shares	(42,297)	(71,125)
Total capital share activity	282,233	56,924

See notes to financial statements.

28 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Investment Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with seven separate portfolios, three of which are reported herein: Calvert Conservative Allocation Fund ("Conservative"), Calvert Moderate Allocation Fund ("Moderate"), and Calvert Aggressive Allocation Fund ("Aggressive") (the “Funds”). The Funds are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees ("the Board") to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Funds to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

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The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Funds' investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

At March 31, 2014, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2014:

CONSERVATIVE		VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual funds	$99,281,098	—	—	$99,281,098
Other debt obligations	—	$10,923,711	—	10,923,711
TOTAL	$99,281,098	$10,923,711	—	$110,204,809

MODERATE		VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual funds	$188,821,028	—	—	$188,821,028
Other debt obligations	—	$9,735,351	—	9,735,351
TOTAL	$188,821,028	$9,735,351	—	$198,556,379

30 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

AGGRESSIVE		VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual funds	$92,650,279	—	—	$92,650,279
Other debt obligations	—	$918,986	—	918,986
TOTAL	$92,650,279	$918,986	—	$93,569,265

* For a complete listing of investments, please refer to the Schedule of Investments.

Futures Contracts: The Funds may purchase and sell futures contracts to facilitate the periodic rebalancing of the portfolios in order to maintain their target asset allocation, to make tactical asset allocations, and to assist in managing cash. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures contracts. The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds. The Funds did not purchase or sell futures contracts during the six months ended March 31, 2014.

Security Transactions and Net Investment Income: Security transactions, normally purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ

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from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Federal Income Taxes: No provision for federal income or excise tax is required since the Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code and to distribute substantially all taxable earnings.

Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services for the Funds and the Underlying Funds in which the Funds invest. The Advisor also pays the salaries and fees of officers and Trustees of the Funds who are employees of the Advisor or its affiliates. The Funds do not pay advisory fees to the Advisor for performing investment advisory services. The Advisor, however, will receive advisory fees for managing the Underlying Funds.

The Advisor has contractually agreed to limit direct ordinary operating expenses through January 31, 2015. The contractual expense cap is .44%, .80%, and .43% for Class A shares of Conservative, Moderate, and Aggressive, respectively. The contractual expense cap is 2.00% for Class C shares of each of the Funds. This expense limitation does not include the Underlying Fund expenses indirectly incurred by the Funds. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Funds for an annual fee. Classes A and C of each of the Funds pay an annualized rate, payable monthly, of .15% of the average daily net assets.

Calvert Investment Distributors, Inc. ("CID"), an affiliate of the Advisor, is the distributor and principal underwriter for the Funds. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Funds have adopted Distribution Plans that per-

32 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

mit the Funds to pay certain expenses associated with the distribution and servicing of their shares. The expenses paid may not exceed .35% and 1.00% annually of average daily net assets of Class A and C, respectively, for each of the Funds. The amount actually paid by the Funds is an annualized fee, payable monthly, of .25% and 1.00% of the Funds’ average daily net assets of Class A and C, respectively.

CID received $27,624, $63,424, and $37,276 as its portion of the commissions charged on the sales of Conservative, Moderate, and Aggressive Class A shares, respectively, for the six months ended March 31, 2014.

Calvert Investment Services, Inc. ("CIS"), an affiliate of the Advisor, acts as shareholder servicing agent for the Funds. For its services, CIS received fees of $8,681, $22,143, and $15,720 for the six months ended March 31, 2014 for Conservative, Moderate, and Aggressive, respectively. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Funds who is not an employee of the Advisor or its affiliates receives an annual retainer of $48,000 plus a meeting fee of up to $3,000 for each regular Board meeting attended. Additional fees of $5,000 annually may be paid to the Board chair and Committee chairs ($10,000 for Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each regular Committee meeting attended. Trustees' fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the period, the cost of purchases and proceeds from sales of the Underlying Funds were:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Purchases	$21,145,432	$26,662,903	$12,915,566
Sales	6,688,769	5,204,587	4,732,994

Moderate and Aggressive intend to elect to defer net ordinary losses of $8,188 and $171,462, respectively, incurred from January 1, 2013 through March 31, 2014 and treat them as arising in the fiscal year ending September 30, 2014.

As of March 31, 2014, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Unrealized appreciation	$5,814,589	$23,242,085	$14,336,465
Unrealized (depreciation)	(554,526)	(684,841)	(1,119,256)
Net unrealized appreciation/(depreciation)	$5,260,063	$22,557,244	$13,217,209

Federal income tax cost of investments	$104,944,746	$175,999,135	$80,352,056

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommit-

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 33

ted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Funds had no borrowings under the agreement during the six months ended March 31, 2014.

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

34 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2014	2013 (z)	2012
Net asset value, beginning	$16.88	$16.45	$15.01
Income from investment operations:
Net investment income	.19	.38	.40
Net realized and unrealized gain (loss)	.60	.74	1.65
Total from investment operations	.79	1.12	2.05
Distributions from:
Net investment income	(.19)	(.39)	(.40)
Net realized gain	(.49)	(.30)	(.21)
Total distributions	(.68)	(.69)	(.61)
Total increase (decrease) in net asset value	.11	.43	1.44
Net asset value, ending	$16.99	$16.88	$16.45

Total return*	4.76%	7.07%	13.96%
Ratios to average net assets: A,B
Net investment income	2.34% (a)	2.31%	2.53%
Total expenses	.65% (a)	.68%	.77%
Expenses before offsets	.44% (a)	.44%	.44%
Net expenses	.44% (a)	.44%	.44%
Portfolio turnover	7%	31%	26%
Net assets, ending (in thousands)	$87,129	$73,305	$53,431

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010	2009
Net asset value, beginning	$15.17	$14.29	$14.52
Income from investment operations:
Net investment income	.42	.35	.45
Net realized and unrealized gain (loss)	(.13)	.88	(.04)
Total from investment operations	.29	1.23	.41
Distributions from:
Net investment income	(.45)	(.35)	(.45)
Net realized gain	—	—	(.19)
Total distributions	(.45)	(.35)	(.64)
Total increase (decrease) in net asset value	(.16)	.88	(.23)
Net asset value, ending	$15.01	$15.17	$14.29

Total return*	1.86%	8.69%	3.48%
Ratios to average net assets: A,B
Net investment income	2.65%	2.37%	3.41%
Total expenses	.84%	.90%	1.04%
Expenses before offsets	.44%	.44%	.44%
Net expenses	.44%	.44%	.44%
Portfolio turnover	22%	9%	24%
Net assets, ending (in thousands)	$38,329	$32,565	$23,300

See notes to financial highlights.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 35

CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2014	2013 (z)	2012
Net asset value, beginning	$16.74	$16.32	$14.90
Income from investment operations:
Net investment income	.11	.21	.24
Net realized and unrealized gain (loss)	.59	.74	1.62
Total from investment operations	.70	.95	1.86
Distributions from:
Net investment income	(.11)	(.23)	(.23)
Net realized gain	(.49)	(.30)	(.21)
Total distributions	(.60)	(.53)	(.44)
Total increase (decrease) in net asset value	.10	.42	1.42
Net asset value, ending	$16.84	$16.74	$16.32

Total return*	4.26%	6.02%	12.73%
Ratios to average net assets: A,B
Net investment income	1.36% (a)	1.30%	1.45%
Total expenses	1.40% (a)	1.44%	1.51%
Expenses before offsets	1.40% (a)	1.44%	1.51%
Net expenses	1.40% (a)	1.44%	1.51%
Portfolio turnover	7%	31%	26%
Net assets, ending (in thousands)	$23,066	$20,675	$15,209

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011	2010	2009
Net asset value, beginning	$15.10	$14.23	$14.45
Income from investment operations:
Net investment income	.25	.17	.26
Net realized and unrealized gain (loss)	(.14)	.87	(.03)
Total from investment operations	.11	1.04	.23
Distributions from:
Net investment income	(.31)	(.17)	(.26)
Net realized gain	—	—	(.19)
Total distributions	(.31)	(.17)	(.45)
Total increase (decrease) in net asset value	(.20)	.87	(.22)
Net asset value, ending	$14.90	$15.10	$14.23

Total return*	.67%	7.39%	2.05%
Ratios to average net assets: A,B
Net investment income	1.47%	1.12%	1.99%
Total expenses	1.59%	1.68%	1.88%
Expenses before offsets	1.59%	1.68%	1.88%
Net expenses	1.59%	1.68%	1.88%
Portfolio turnover	22%	9%	24%
Net assets, ending (in thousands)	$10,492	$8,393	$5,747

See notes to financial highlights.

36 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2014	2013	2012
Net asset value, beginning	$19.04	$16.89	$14.51
Income from investment operations:
Net investment income	.19	.20	.21
Net realized and unrealized gain (loss)	1.03	2.14	2.36
Total from investment operations	1.22	2.34	2.57
Distributions from:
Net investment income	(.17)	(.19)	(.19)
Net realized gain	(.59)	—	—
Total distributions	(.76)	(.19)	(.19)
Total increase (decrease) in net asset value	.46	2.15	2.38
Net asset value, ending	$19.50	$19.04	$16.89

Total return*	6.55%	14.02%	17.89%
Ratios to average net assets: A,B
Net investment income	2.02% (a)	1.12%	1.28%
Total expenses	.65% (a)	.69%	.72%
Expenses before offsets	.65% (a)	.69%	.72%
Net expenses	.65% (a)	.69%	.72%
Portfolio turnover	3%	27%	25%
Net assets, ending (in thousands)	$162,420	$143,215	$117,550

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010	2009
Net asset value, beginning	$14.87	$13.94	$14.83
Income from investment operations:
Net investment income	.15	.16	.23
Net realized and unrealized gain (loss)	(.29)	.92	(.51)
Total from investment operations	(.14)	1.08	(.28)
Distributions from:
Net investment income	(.20)	(.15)	(.22)
Net realized gain	—	—	(.39)
In excess of net investment income	(.02)	—	—
Total distributions	(.22)	(.15)	(.61)
Total increase (decrease) in net asset value	(.36)	.93	(.89)
Net asset value, ending	$14.51	$14.87	$13.94

Total return*	(1.03%)	7.76%	(.95%)
Ratios to average net assets: A,B
Net investment income	.97%	1.06%	1.85%
Total expenses	.73%	.76%	.83%
Expenses before offsets	.73%	.76%	.80%
Net expenses	.73%	.76%	.80%
Portfolio turnover	18%	7%	25%
Net assets, ending (in thousands)	$95,930	$92,913	$77,805

See notes to financial highlights.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 37

MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2014	2013	2012
Net asset value, beginning	$18.55	$16.52	$14.26
Income from investment operations:
Net investment income	.14	.09	.09
Net realized and unrealized gain (loss)	.98	2.08	2.31
Total from investment operations	1.12	2.17	2.40
Distributions from:
Net investment income	(.12)	(.14)	(.14)
Net realized gain	(.59)	—	—
Total distributions	(.71)	(.14)	(.14)
Total increase (decrease) in net asset value	.41	2.03	2.26
Net asset value, ending	$18.96	$18.55	$16.52

Total return*	6.15%	13.21%	16.96%
Ratios to average net assets: A,B
Net investment income	1.30% (a)	.38%	.55%
Total expenses	1.38% (a)	1.42%	1.45%
Expenses before offsets	1.38% (a)	1.42%	1.45%
Net expenses	1.38% (a)	1.42%	1.45%
Portfolio turnover	3%	27%	25%
Net assets, ending (in thousands)	$36,136	$31,242	$24,869

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011	2010	2009
Net asset value, beginning	$14.65	$13.79	$14.72
Income from investment operations:
Net investment income	.04	.05	.13
Net realized and unrealized gain (loss)	(.29)	.90	(.52)
Total from investment operations	(.25)	.95	(.39)
Distributions from:
Net investment income	(.13)	(.09)	(.15)
Net realized gain	—	—	(.39)
In excess of net investment income	(.01)	—	—
Total distributions	(.14)	(.09)	(.54)
Total increase (decrease) in net asset value	(.39)	.86	(.93)
Net asset value, ending	$14.26	$14.65	$13.79

Total return*	(1.79%)	6.95%	(1.79%)
Ratios to average net assets: A,B
Net investment income	.24%	.30%	1.03%
Total expenses	1.48%	1.52%	1.60%
Expenses before offsets	1.48%	1.52%	1.60%
Net expenses	1.48%	1.52%	1.60%
Portfolio turnover	18%	7%	25%
Net assets, ending (in thousands)	$20,842	$20,883	$17,582

See notes to financial highlights.

38 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2014	2013	2012
Net asset value, beginning	$19.38	$16.15	$13.47
Income from investment operations:
Net investment income	.21	.11	.12
Net realized and unrealized gain (loss)	1.39	3.23	2.68
Total from investment operations	1.60	3.34	2.80
Distributions from:
Net investment income	(.18)	(.11)	(.12)
Net realized gain	(.40)	—	—
Total distributions	(.58)	(.11)	(.12)
Total increase (decrease) in net asset value	1.02	3.23	2.68
Net asset value, ending	$20.40	$19.38	$16.15

Total return*	8.36%	20.82%	20.88%
Ratios to average net assets: A,B
Net investment income	2.14% (a)	.62%	.80%
Total expenses	.76% (a)	.81%	.86%
Expenses before offsets	.43% (a)	.43%	.43%
Net expenses	.43% (a)	.43%	.43%
Portfolio turnover	5%	31%	24%
Net assets, ending (in thousands)	$80,479	$72,318	$60,495

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010	2009
Net asset value, beginning	$13.94	$13.03	$14.45
Income from investment operations:
Net investment income	.05	.09	.15
Net realized and unrealized gain (loss)	(.49)	.90	(1.00)
Total from investment operations	.44	.99	(.85)
Distributions from:
Net investment income	(.03)	(.08)	(.12)
Net realized gain	—	—	(.45)
Total distributions	(.03)	(.08)	(.57)
Total increase (decrease) in net asset value	(.47)	.91	(1.42)
Net asset value, ending	$13.47	$13.94	$13.03

Total return*	(3.19%)	7.61%	(4.67%)
Ratios to average net assets: A,B
Net investment income	.33%	.66%	1.35%
Total expenses	.86%	.92%	1.06%
Expenses before offsets	.43%	.43%	.43%
Net expenses	.43%	.43%	.43%
Portfolio turnover	16%	8%	15%
Net assets, ending (in thousands)	$51,103	$52,132	$45,307

See notes to financial highlights.

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AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	MARCH 31,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2014	2013	2012
Net asset value, beginning	$17.71	$14.89	$12.57
Income from investment operations:
Net investment income (loss)	.13	(.05)	(.07)
Net realized and unrealized gain (loss)	1.23	2.93	2.50
Total from investment operations	1.36	2.88	2.43
Distributions from:
Net investment income	(.12)	(.06)	(.11)
Net realized gain	(.40)	—	—
Total distributions	(.52)	(.06)	(.11)
Total increase (decrease) in net asset value	.84	2.82	2.32
Net asset value, ending	$18.55	$17.71	$14.89

Total return*	7.73%	19.39%	19.43%
Ratios to average net assets: A,B
Net investment income (loss)	.97% (a)	(.61%)	(.46%)
Total expenses	1.55% (a)	1.63%	1.69%
Expenses before offsets	1.55% (a)	1.63%	1.69%
Net expenses	1.55% (a)	1.63%	1.69%
Portfolio turnover	5%	31%	24%
Net assets, ending (in thousands)	$13,042	$11,234	$8,381

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010	2009
Net asset value, beginning	$13.18	$12.49	$14.02
Income from investment operations:
Net investment income (loss)	(.14)	(.08)	(.01)
Net realized and unrealized gain (loss)	(.44)	.85	(.99)
Total from investment operations	(.58)	.77	(1.00)
Distributions from:
Net investment income	(.03)	(.08)	(.08)
Net realized gain	—	—	(.45)
Total distributions	(.03)	(.08)	(.53)
Total increase (decrease) in net asset value	(.61)	.69	(1.53)
Net asset value, ending	$12.57	$13.18	$12.49

Total return*	(4.45%)	6.14%	(6.06%)
Ratios to average net assets: A,B
Net investment income (loss)	(.93%)	(.66%)	(.19%)
Total expenses	1.70%	1.77%	1.94%
Expenses before offsets	1.70%	1.77%	1.92%
Net expenses	1.70%	1.77%	1.92%
Portfolio turnover	16%	8%	15%
Net assets, ending (in thousands)	$7,229	$8,174	$7,445

See notes to financial highlights.

40 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

B Amounts do not include the activity of the Underlying Funds.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

* Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end sales charge.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor (not applicable to the Asset Allocation Funds), administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset

42 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACTS

At a meeting held on December 10, 2013, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between Calvert Social Investment Fund and the Advisor with respect to each Fund.

In evaluating the Investment Advisory Agreement with respect to the Funds, the Board considered, on a Fund-by-Fund basis, a variety of information relating to the Funds and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Funds by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s cost of providing services to the Funds, and a separate report prepared by an independent third party, which provided a statistical analysis comparing each Fund’s investment performance and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement with respect to each Fund. Prior to voting, the disinterested Trustees reviewed with respect to each Fund the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement with respect to the Funds, the Board considered, on a Fund-by-Fund basis, the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor's financial condition; comparative performance and fee information for each Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with each Fund; the effect of each Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor's process for monitoring sales load breakpoints; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided to the Funds by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other

44 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

information, biographical information on the Advisor's investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance with the underlying Calvert funds in which the Funds invested and its experience with the Subadvisors of those underlying funds as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor's administrative capabilities, including its ability to supervise the other service providers for each Fund, were also considered. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to each Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Funds’ and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Funds and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

In considering each Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. With respect to the underlying Calvert funds in which the Funds invested, the Board also noted that it reviewed on a quarterly basis detailed information about each underlying Calvert fund's performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with respect to each Fund, including, among other information, a comparison of each Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This data, and the conclusions of the Board with respect to that data, included the following: Conservative Allocation Fund. For the one-, three- and five-year periods ended June 30, 2013, the Fund performed above the median of its peer group. The Fund outperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2013. The Board took into account management’s discussion of the performance of the Fund and that of the underlying Calvert funds in which the Fund invested. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.

Moderate Allocation Fund. For the one-year period ended June 30, 2013, the Portfolio performed above the median of its peer group, for the three-year period ended June 30, 2013, the Portfolio performed at the median of its peer group, and for the five-year period

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ended June 30, 2013, the Fund performed below the median of its peer group. The Fund underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2013. The Board took into account management’s discussion of the performance of the Fund and that of the underlying Calvert funds in which the Fund invested. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.

Aggressive Allocation Fund. For the one- and three-year periods ending June 30, 2013, the Fund performed above the median of its peer group and for the five-year period ended June 30, 2013, the Fund performed below the median of its peer group. The Fund underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2013. The Board took into account management’s discussion of the performance of the Fund and that of the underlying Calvert funds in which the Fund invested. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.

In considering the Funds’ fees and expenses, the Board noted that none of the Funds paid an advisory fee directly to the Advisor for performing advisory services but that each Fund incurred a proportional share of the expenses of the underlying Calvert funds in which it invested, including the advisory expenses of those underlying funds. The Board also noted that each Fund paid an independent third party a consulting fee to provide guidance to the Advisor on the allocation strategy for the Fund. The Board compared each Fund’s total expense ratio with various comparative data for the funds in its peer group. This data, and the considerations of the Board with respect the Funds’ fees and expenses, included the following: Conservative Allocation Fund. The Fund’s total expenses (net of expense reimbursements) were below the median of its peer group. The Board noted that the Advisor had reimbursed a portion of the Fund’s expenses. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor.

Moderate Allocation Fund. The Fund’s total expenses were at the median of its peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor.

Aggressive Allocation Fund. The Fund’s total expenses (net of expense reimbursements) were below the median of its peer group. The Board noted that the Advisor had reimbursed a portion of the Fund’s expenses. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor.

46 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

The Board reviewed the Advisor’s profitability on a Fund-by-Fund basis. In reviewing the overall profitability of the Funds to the Advisor, the Board noted that none of the Funds paid an advisory fee to the Advisor but that the Advisor received advisory fees as advisor to the underlying Calvert funds in which the Funds invested. The Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to each Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board also considered whether the Advisor had the financial wherewithal to continue to provide services to the Funds. The Board also noted that the Advisor had reimbursed a portion of the expenses of the Conservative Allocation Fund and Aggressive Allocation Fund. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for all of the Funds. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with each Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with each Fund was reasonable.

The Board considered the effect of each Fund’s current size and its potential growth on its performance and fees. The Board noted that none of the Funds paid an advisory fee to the Advisor. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. However, the Board noted that if a Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement with respect to each Fund, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. The Board evaluated all information available to them on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement with respect to each Fund, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) with respect to each Fund, the performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; and (d) the Advisor is likely to execute its investment strategies consistently over time. Based on its conclusions, the Board determined that reapproval of the applicable Investment Advisory Agreement would be in the best interests of each Fund and its shareholders.

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To Open an Account
800-368-2748

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544

Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit www. calvert.com.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)           This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)       Not applicable.

(a)(2)       A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)       Not applicable.

(b)           A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:          /s/  Barbara J. Krumsiek

                Barbara J. Krumsiek

                President -- Principal Executive Officer

Date:       May 29, 2014

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                /s/  Barbara J. Krumsiek

                Barbara J. Krumsiek

                President -- Principal Executive Officer

Date:       May 29, 2014

                /s/  Ronald M. Wolfsheimer

                Ronald M. Wolfsheimer

                Treasurer -- Principal Financial Officer

Date:       May 29, 2014